UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04474
Name of Registrant: Vanguard California Tax-Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: August 31, 2018
Item 1: Schedule of Investments

Vanguard California Municipal Money Market Fund

Schedule of Investments (unaudited)
As of August 31, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.6%)
California (99.6%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Computer History
Museum) VRDO	1.570%	9/7/18 LOC	7,000	7,000
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Lakeside Village
Apartments) VRDO	1.280%	9/7/18 LOC	29,560	29,560
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Public Policy Institute)
VRDO	1.370%	9/7/18 LOC	12,705	12,705
1 Agency Enhanced Affordable Housing Trust
TOB VRDO	1.610%	9/7/18	50,000	50,000
1 Alameda CA Unified School District TOB VRDO	1.610%	9/7/18	4,000	4,000
Alameda County CA CP	1.300%	9/18/18 LOC	5,000	5,000
Anaheim CA Housing Finance Agency Home
Mortgage Revenue VRDO	1.470%	9/7/18 LOC	5,485	5,485
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	1.540%	9/7/18	13,330	13,330
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	1.570%	9/7/18	8,435	8,435
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	1.570%	9/7/18	6,060	6,060
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	1.570%	9/7/18	6,710	6,710
Big Bear Lake CA Industrial Revenue
(Southwest Gas Corp. Project) VRDO	1.600%	9/7/18 LOC	24,000	24,000
1 Burbank CA Unified School District GO TOB
VRDO	1.530%	9/7/18	5,520	5,520
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/18	2,040	2,058
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/18	1,890	1,907
California Department of Water Resources
Water System Revenue CP	1.200%	9/5/18	5,000	5,000
California Department of Water Resources
Water System Revenue CP	1.400%	9/12/18	36,408	36,408
California Department of Water Resources
Water System Revenue CP	1.400%	9/14/18	11,358	11,358
California Department of Water Resources
Water System Revenue CP	1.430%	9/17/18	15,000	15,000
California Department of Water Resources
Water System Revenue CP	1.600%	9/24/18	17,755	17,755
California Department of Water Resources
Water System Revenue CP	1.620%	9/27/18	39,595	39,595

California Department of Water Resources
Water System Revenue CP	1.300%	10/1/18	9,228	9,228
California Department of Water Resources
Water System Revenue CP	1.220%	10/2/18	10,000	10,000
California Department of Water Resources
Water System Revenue CP	1.620%	10/2/18	3,651	3,651
California Department of Water Resources
Water System Revenue CP	1.640%	10/10/18	38,486	38,486
California Department of Water Resources
Water System Revenue CP	1.630%	10/11/18	26,922	26,922
California Department of Water Resources
Water System Revenue CP	1.650%	10/12/18	24,000	24,000
California Educational Facilities Authority
Revenue (Stanford Hospital) CP	1.250%	9/6/18	38,050	38,050
California Educational Facilities Authority
Revenue (Stanford Hospital) CP	1.420%	11/5/18	13,810	13,810
California Educational Facilities Authority
Revenue (Stanford University) CP	1.620%	11/1/18	37,950	37,950
California Educational Facilities Authority
Revenue (Stanford University) CP	1.620%	11/1/18	1,200	1,200
California Educational Facilities Authority
Revenue (Stanford University) CP	1.530%	12/4/18	42,600	42,600
California Educational Facilities Authority
Revenue (Stanford University) CP	1.780%	1/4/19	50,000	50,000
1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	1.510%	9/7/18	8,000	8,000
1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	1.590%	9/7/18	3,590	3,590
1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	1.590%	9/7/18	3,000	3,000
California GO	4.000%	11/1/18	1,630	1,637
2 California GO	2.560%	5/1/19	4,000	4,006
California GO CP	1.400%	10/30/18 LOC	20,000	20,000
California GO CP	1.500%	11/1/18	5,000	5,000
California GO CP	1.650%	11/1/18	18,440	18,440
California GO CP	1.700%	11/6/18	16,000	16,000
California GO CP	1.570%	11/7/18	21,600	21,600
California GO CP	1.700%	11/20/18	45,000	45,000
1 California GO TOB VRDO	1.520%	9/7/18	8,365	8,365
1 California GO TOB VRDO	1.520%	9/7/18	3,000	3,000
1 California GO TOB VRDO	1.520%	9/7/18	5,300	5,300
1 California GO TOB VRDO	1.560%	9/7/18	5,560	5,560
1 California GO TOB VRDO	1.560%	9/7/18	6,720	6,720
1 California GO TOB VRDO	1.560%	9/7/18	3,375	3,375
1 California GO TOB VRDO	1.560%	9/7/18	6,290	6,290
1 California GO TOB VRDO	1.560%	9/7/18 LOC	4,000	4,000
1 California GO TOB VRDO	1.560%	9/7/18 LOC	5,000	5,000
1 California GO TOB VRDO	1.570%	9/7/18	3,335	3,335
1 California GO TOB VRDO	1.570%	9/7/18	4,500	4,500
California GO VRDO	1.180%	9/4/18 LOC	33,390	33,390
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	1.330%	9/7/18 LOC	35,000	35,000
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	1.350%	9/7/18 LOC	41,630	41,630
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	1.470%	9/7/18 LOC	25,050	25,050

	California Health Facilities Financing Authority
	Revenue (Children's Hospital of Orange
	County) VRDO	1.470%	9/7/18 LOC	37,850	37,850
1,2 California Health Facilities Financing Authority
	Revenue (Kaiser Credit Group) PUT	1.710%	11/1/18 LOC	2,500	2,500
1	California Health Facilities Financing Authority
	Revenue (Kaiser Credit Group) TOB VRDO	1.560%	9/7/18	18,040	18,040
	California Health Facilities Financing Authority
	Revenue (Kaiser Permanente) CP	1.400%	12/13/18	28,165	28,165
	California Health Facilities Financing Authority
	Revenue (Kaiser Permanente) CP	1.700%	2/5/19	3,400	3,400
	California Health Facilities Financing Authority
	Revenue (Kaiser Permanente) VRDO	1.490%	9/7/18	13,330	13,330
	California Health Facilities Financing Authority
	Revenue (Memorial Health Services) VRDO	1.420%	9/7/18	29,100	29,100
	California Health Facilities Financing Authority
	Revenue (Scripps Health) VRDO	1.280%	9/7/18	22,190	22,190
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	1.520%	9/7/18	2,592	2,592
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	1.560%	9/7/18	3,100	3,100
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	1.560%	9/7/18	11,890	11,890
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	1.570%	9/7/18	3,750	3,750
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	1.570%	9/7/18	14,305	14,305
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	1.580%	9/7/18	9,715	9,715
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	1.580%	9/7/18	4,250	4,250
	California Infrastructure & Economic
	Development Bank Revenue (SRI
	International) VRDO	1.610%	9/7/18 LOC	3,600	3,600
1	California Infrastructure & Economic
	Development Bank Revenue (University of
	California) TOB VRDO	1.540%	9/7/18	7,500	7,500
1	California Infrastructure & Economic
	Development Bank Revenue TOB VRDO	1.580%	9/7/18	6,970	6,970
	California Municipal Finance Authority Recovery
	Zone Revenue (Chevron USA Inc. Project)
	VRDO	1.350%	9/4/18	31,540	31,540
1	California Municipal Finance Authority Revenue
	(Pomona College) TOB VRDO	1.570%	9/7/18	3,750	3,750
	California Pollution Control Financing Authority
	Revenue (ExxonMobil Project) VRDO	1.500%	9/4/18	1,645	1,645
	California Pollution Control Financing Authority
	Revenue (Pacific Gas & Electric Co.) VRDO	1.480%	9/4/18 LOC	59,320	59,320
	California Pollution Control Financing Authority
	Revenue (Pacific Gas & Electric Co.) VRDO	1.560%	9/4/18 LOC	13,000	13,000
	California Pollution Control Financing Authority
	Revenue (Pacific Gas & Electric Co.) VRDO	1.560%	9/4/18 LOC	139,650	139,650
1	California Public Finance Authority Revenue
	(Sharp Healthcare Obligated Group) TOB
	VRDO	1.520%	9/7/18	3,750	3,750

1 California Public Finance Authority Revenue
(Sharp Healthcare Obligated Group) TOB
VRDO	1.540%	9/7/18	4,000	4,000
California State University Institute CP	1.290%	10/2/18	22,115	22,108
California State University Institute CP	1.300%	10/2/18 LOC	2,900	2,900
California State University Institute CP	1.300%	10/2/18 LOC	10,000	10,000
California State University Institute CP	1.550%	11/5/18	2,990	2,990
1 California State University Revenue TOB VRDO	1.580%	9/7/18	2,240	2,240
1 California State University Systemwide Revenue
TOB VRDO	1.520%	9/7/18 (Prere.)	440	440
1 California State University Systemwide Revenue
TOB VRDO	1.560%	9/7/18	7,160	7,160
1 California State University Systemwide Revenue
TOB VRDO	1.560%	9/7/18	5,760	5,760
1 California State University Systemwide Revenue
TOB VRDO	1.560%	9/7/18	5,640	5,640
1 California State University Systemwide Revenue
TOB VRDO	1.580%	9/7/18 (4)	145	145
1 California State University TOB VRDO	1.520%	9/7/18	7,600	7,600
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Canyon Springs Apartments Project) VRDO	1.450%	9/7/18 LOC	10,795	10,795
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Crossing Senior Apartments) VRDO	1.440%	9/7/18 LOC	8,000	8,000
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	1.310%	9/7/18 LOC	26,525	26,525
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Wilshire Court Project) VRDO	1.450%	9/7/18 LOC	11,900	11,900
California Statewide Communities Development
Authority Multifamily Revenue VRDO	1.420%	9/4/18 LOC	7,400	7,400
California Statewide Communities Development
Authority Revenue (Heritage Park
Apartments) VRDO	1.420%	9/7/18 LOC	30,000	30,000
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	1.810%	9/13/18	33,750	33,750
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	1.730%	10/2/18	16,250	16,250
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	1.430%	11/1/18	40,000	40,000
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	1.400%	11/8/18	7,600	7,600
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	1.550%	12/11/18	22,000	22,000
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	1.400%	12/13/18	5,200	5,200
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	1.450%	1/8/19	29,500	29,500
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	1.700%	2/5/19	11,000	11,000
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	1.700%	2/5/19	21,090	21,090
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	1.650%	2/7/19	20,000	20,000

	California Statewide Communities Development
	Authority Revenue (Kaiser Permanente) CP	1.780%	2/14/19	25,000	25,000
	California Statewide Communities Development
	Authority Revenue (Kaiser Permanente) CP	1.790%	2/14/19	20,000	20,000
	California Statewide Communities Development
	Authority Revenue (Kaiser Permanente) CP	1.790%	2/14/19	30,000	30,000
	California Statewide Communities Development
	Authority Revenue (Kaiser Permanente)
	VRDO	1.450%	9/7/18	18,980	18,980
	California Statewide Communities Development
	Authority Revenue (Kaiser Permanente)
	VRDO	1.450%	9/7/18	34,935	34,935
	California Statewide Communities Development
	Authority Revenue (Kaiser Permanente)
	VRDO	1.510%	9/7/18	19,200	19,200
	California Statewide Communities Development
	Authority Revenue (Kaiser Permanente)
	VRDO	1.520%	9/7/18	5,000	5,000
	California Statewide Communities Development
	Authority Revenue (Kaiser Permanente)
	VRDO	1.520%	9/7/18	41,310	41,310
1	California Statewide Communities Development
	Authority Revenue (Sutter Health) TOB VRDO	1.560%	9/7/18	3,330	3,330
1	California Statewide Communities Development
	Authority Revenue (Trinity Health) TOB VRDO	1.520%	9/7/18	2,175	2,175
	California Statewide Communities Development
	Authority Revenue PUT (Kaiser Foundation
	Hospitals)	1.400%	11/7/18	8,000	8,000
	Chula Vista CA Multifamily Housing Revenue
	(Teresina Apartments) VRDO	1.450%	9/7/18 LOC	27,940	27,940
1	Coast Community College District GO TOB
	VRDO	1.560%	9/7/18 LOC	5,000	5,000
	Contra Costa CA Municipal Water District
	Revenue (Extendible) CP	1.720%	5/21/19	16,500	16,500
	Contra Costa County CA Multifamily Housing
	Revenue (Park Regency) VRDO	1.450%	9/7/18 LOC	60,000	60,000
1	Cupertino CA Union School District GO TOB
	VRDO	1.570%	9/7/18	8,870	8,870
1	Desert CA Community College District GO TOB
	VRDO	1.530%	9/7/18	6,000	6,000
1,2 Dublin CA Unified School District GO TOB PUT		1.590%	9/6/18	12,000	12,000
	East Bay CA Municipal Utility District Water
	System Revenue CP	1.260%	9/4/18	20,000	20,000
	East Bay CA Municipal Utility District Water
	System Revenue CP	1.370%	9/5/18	10,000	10,000
	East Bay CA Municipal Utility District Water
	System Revenue CP	1.430%	10/1/18	12,000	12,000
	East Bay CA Municipal Utility District Water
	System Revenue CP	1.500%	10/1/18	20,700	20,700
	East Bay CA Municipal Utility District Water
	System Revenue CP	1.520%	11/2/18	21,700	21,700
1	East Bay CA Municipal Utility District Water
	System Revenue TOB VRDO	1.510%	9/7/18	6,775	6,775
1	East Bay CA Municipal Utility District Water
	System Revenue TOB VRDO	1.560%	9/7/18 (Prere.)	10,445	10,445
1	East Bay CA Municipal Utility District Water
	System Revenue TOB VRDO	1.570%	9/7/18	2,500	2,500

	Eastern California Municipal Water District
	Water & Wastewater Revenue VRDO	1.290%	9/7/18	9,955	9,955
1	Elk Grove CA Unified School District GO TOB
	PUT	1.350%	9/4/18	3,200	3,200
1	Elk Grove CA Unified School District GO TOB
	VRDO	1.580%	9/7/18	4,660	4,660
	Elsinore Valley CA Municipal Water District COP
	VRDO	1.350%	9/7/18 LOC	7,450	7,450
	Escondido CA Community Development
	Multifamily Revenue (Heritage Park
	Apartments) VRDO	1.470%	9/7/18 LOC	4,250	4,250
1	Folsom Cordova Unified School District School
	Facilities Improvement Dist No. 5 TOB VRDO	1.520%	9/7/18	3,750	3,750
1	Fremont Union High School District TOB VRDO	1.560%	9/7/18	3,425	3,425
1	Hartnell CA Community College GO TOB VRDO	1.580%	9/7/18	2,500	2,500
1	Hayward CA Area Recreation & Park District GO
	TOB VRDO	1.580%	9/7/18	5,000	5,000
1	Huntington Beach CA City School District GO
	TOB PUT	1.350%	9/4/18	3,000	3,000
1	Imperial CA Irrigation District Electric Revenue
	TOB VRDO	1.570%	9/7/18	3,590	3,590
1	Irvine CA Ranch Water District COP TOB VRDO	1.560%	9/7/18	3,220	3,220
2	Irvine CA Ranch Water District Revenue PUT	1.550%	3/8/19	18,120	18,120
2,3 Irvine CA Ranch Water District Revenue PUT		1.550%	3/8/19	14,880	14,880
1	Irvine CA Ranch Water District Revenue TOB
	VRDO	1.540%	9/7/18	4,160	4,160
	Kings County CA Housing Authority (Edgewater
	Isle Apartments) Revenue VRDO	1.420%	9/7/18 LOC	11,485	11,485
	Livermore CA Redevelopment Agency Multi-
	Family Housing Revenue (Richards Manor)
	VRDO	1.470%	9/7/18 LOC	4,770	4,770
1	Long Beach CA Harbor Revenue TOB VRDO	1.520%	9/7/18	4,000	4,000
1	Long Beach CA Unified School District GO TOB
	VRDO	1.580%	9/7/18	2,500	2,500
1	Long Beach CA Unified School District GO TOB
	VRDO	1.580%	9/7/18	21,060	21,060
1	Los Angeles CA Community College District GO
	TOB VRDO	1.580%	9/7/18 (Prere.)	15,940	15,940
	Los Angeles CA Community Redevelopment
	Agency Multifamily Housing Revenue
	(Hollywood & Vine Apartments) VRDO	1.420%	9/7/18 LOC	92,900	92,900
1	Los Angeles CA Department of Airports
	International Airport Revenue TOB VRDO	1.540%	9/7/18	4,700	4,700
1	Los Angeles CA Department of Airports
	International Airport Revenue TOB VRDO	1.560%	9/7/18	3,700	3,700
1	Los Angeles CA Department of Airports
	International Airport Revenue TOB VRDO	1.560%	9/7/18	7,500	7,500
1	Los Angeles CA Department of Airports
	International Airport Revenue TOB VRDO	1.580%	9/7/18	9,160	9,160
1	Los Angeles CA Department of Airports
	International Airport Revenue TOB VRDO	1.590%	9/7/18	2,500	2,500
1	Los Angeles CA Department of Airports
	International Airport Revenue TOB VRDO	1.620%	9/7/18	7,545	7,545
1	Los Angeles CA Department of Airports
	International Airport Revenue TOB VRDO	1.620%	9/7/18	5,200	5,200
1	Los Angeles CA Department of Airports
	International Airport Revenue TOB VRDO	1.620%	9/7/18	2,940	2,940

1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.620%	9/7/18	6,665	6,665
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.620%	9/7/18	5,020	5,020
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.620%	9/7/18	4,720	4,720
1 Los Angeles CA Department of Airports
Revenue TOB VRDO	1.520%	9/7/18	6,030	6,030
1 Los Angeles CA Department of Airports
Revenue TOB VRDO	1.590%	9/7/18	6,830	6,830
1 Los Angeles CA Department of Airports
Revenue TOB VRDO	1.610%	9/7/18	2,500	2,500
1 Los Angeles CA Department of Airports
Revenue TOB VRDO	1.610%	9/7/18	2,245	2,245
1 Los Angeles CA Department of Airports
Revenue TOB VRDO	1.620%	9/7/18	2,125	2,125
Los Angeles CA Department of Water & Power
Revenue	5.000%	12/1/18	3,525	3,546
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	1.520%	9/7/18	7,310	7,310
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	1.520%	9/7/18	1,150	1,150
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	1.560%	9/7/18	7,500	7,500
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	1.560%	9/7/18	4,000	4,000
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	1.560%	9/7/18	4,350	4,350
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	1.570%	9/7/18	10,835	10,835
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	1.570%	9/7/18	12,675	12,675
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	1.590%	9/7/18	10,900	10,900
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	1.590%	9/7/18	2,000	2,000
Los Angeles CA Department of Water & Power
Revenue VRDO	1.300%	9/4/18	13,700	13,700
Los Angeles CA Department of Water & Power
Revenue VRDO	1.340%	9/4/18	2,700	2,700
Los Angeles CA Department of Water & Power
Revenue VRDO	1.270%	9/7/18	1,350	1,350
1 Los Angeles CA Department of Water & Power
System Revenue TOB VRDO	1.520%	9/7/18	4,800	4,800
1 Los Angeles CA Department of Water & Power
System Revenue TOB VRDO	1.520%	9/7/18	3,665	3,665
Los Angeles CA GO	5.000%	9/1/18	3,845	3,845
1 Los Angeles CA Harbor Department Revenue
TOB VRDO	1.560%	9/7/18 (Prere.)	8,150	8,150
1 Los Angeles CA Harbor Department Revenue
TOB VRDO	1.640%	9/7/18	2,220	2,220
Los Angeles CA Multifamily Housing Revenue
(Queen Portfolio Apartments Project) VRDO	1.430%	9/7/18 LOC	6,050	6,050
Los Angeles CA Municipal Improvement Corp.
Lease Revenue CP	1.260%	9/5/18 LOC	7,000	7,000
Los Angeles CA Municipal Improvement Corp.
Lease Revenue CP	1.260%	9/5/18 LOC	11,000	11,000

	Los Angeles CA Municipal Improvement Corp.
	Lease Revenue CP	1.260%	9/6/18 LOC	24,475	24,475
	Los Angeles CA Municipal Improvement Corp.
	Lease Revenue CP	1.420%	9/25/18 LOC	2,000	2,000
	Los Angeles CA Municipal Improvement Corp.
	Lease Revenue CP	1.660%	11/5/18	5,000	5,000
	Los Angeles CA TRANS	4.000%	6/27/19	117,500	119,810
1	Los Angeles CA Unified School District GO TOB
	VRDO	1.520%	9/7/18	4,000	4,000
1	Los Angeles CA Unified School District GO TOB
	VRDO	1.560%	9/7/18	6,665	6,665
1	Los Angeles CA Unified School District GO TOB
	VRDO	1.560%	9/7/18	10,000	10,000
1	Los Angeles CA Unified School District GO TOB
	VRDO	1.580%	9/7/18	5,200	5,200
1,2 Los Angeles CA Wastewater System Revenue
	TOB PUT	1.710%	12/3/18 LOC	5,000	5,000
	Los Angeles County CA Capital Asset Leasing
	Corp. CP	1.320%	9/5/18 LOC	25,165	25,165
	Los Angeles County CA Capital Asset Leasing
	Corp. CP	1.400%	10/4/18 LOC	27,935	27,935
	Los Angeles County CA Capital Asset Leasing
	Corp. CP	1.540%	11/1/18	5,000	5,000
	Los Angeles County CA Schools Pooled
	Financing Program Revenue	4.000%	6/3/19	7,000	7,129
1	Los Angeles County Metropolitan Transportation
	Authority Revenue TOB VRDO	1.520%	9/7/18	2,000	2,000
	Los Angeles International Airport Revenue CP	1.280%	9/6/18 LOC	7,317	7,317
	Los Angeles International Airport Revenue CP	1.430%	10/23/18 LOC	8,972	8,972
	Los Angeles Metro Trans Tax Revenue CP	1.400%	10/4/18 LOC	2,600	2,600
	Los Angeles Metro Trans Tax Revenue CP	1.570%	11/7/18	3,967	3,967
1	Lucia Mar CA Unified School District GO TOB
	VRDO	1.580%	9/7/18	4,990	4,990
1	Madera CA Unified School District GO TOB
	VRDO	1.530%	9/7/18	6,400	6,400
	Manteca CA Redevelopment Agency Tax
	Allocation Revenue VRDO	1.500%	9/4/18 LOC	17,615	17,615
1	Marin CA Healthcare District GO TOB VRDO	1.570%	9/7/18	5,800	5,800
1	Marin CA Healthcare District GO TOB VRDO	1.580%	9/7/18	9,335	9,335
1	Marin CA Water District Financing Authority
	Revenue TOB VRDO	1.590%	9/7/18	6,105	6,105
2	Metropolitan Water District of Southern
	California Revenue	1.530%	7/25/19	30,000	30,000
2	Metropolitan Water District of Southern
	California Revenue	1.530%	7/25/19	25,000	25,000
2	Metropolitan Water District of Southern
	California Revenue PUT	1.530%	7/25/19	76,930	76,923
	Metropolitan Water District of Southern
	California Revenue VRDO	1.330%	9/4/18	17,500	17,500
	Metropolitan Water District of Southern
	California Revenue VRDO	1.330%	9/4/18	31,820	31,820
1	Newhall CA School District GO TOB PUT	1.350%	9/4/18	3,400	3,400
1	Nuveen California AMT-Free Quality Municipal
	Income Fund VRDP VRDO	1.570%	9/7/18 LOC	40,000	40,000
1	Nuveen California AMT-Free Quality Municipal
	Income Fund VRDP VRDO	1.570%	9/7/18 LOC	55,500	55,500

1	Nuveen California AMT-Free Quality Municipal
	Income Fund VRDP VRDO	1.590%	9/7/18 LOC	16,200	16,200
1	Nuveen California Dividend Advantage
	Municipal Fund VRDP VRDO	1.710%	9/7/18 LOC	34,000	34,000
1	Nuveen California Dividend Advantage
	Municipal Fund VRDP VRDO	1.710%	9/7/18 LOC	1,000	1,000
1	Nuveen California Dividend Advantage
	Municipal Fund VRDP VRDO	1.710%	9/7/18 LOC	13,600	13,600
1	Nuveen California Dividend Advantage
	Municipal Fund VRDP VRDO	1.710%	9/7/18 LOC	9,100	9,100
1,2 Oakland CA GO TOB PUT		1.350%	9/6/18	2,485	2,485
	Oceanside CA Multifamily Housing Revenue
	(Shadow Way Apartments Project) VRDO	1.470%	9/7/18 LOC	7,425	7,425
	Orange County CA Apartment Development
	Revenue VRDO	1.410%	9/7/18 LOC	5,950	5,950
1	Oxnard School District GO TOB VRDO	1.560%	9/7/18 (15)LOC	3,000	3,000
1	Palomar CA Community College District GO
	TOB VRDO	1.520%	9/7/18	2,880	2,880
1	Palomar CA Community College District GO
	TOB VRDO	1.580%	9/7/18	6,400	6,400
	Pleasanton CA Multifamily Housing Revenue
	VRDO	1.440%	9/7/18 LOC	13,360	13,360
1	Regents of the University of California Revenue
	TOB VRDO	1.540%	9/7/18	5,125	5,125
1	Regents of the University of California Revenue
	TOB VRDO	1.590%	9/7/18	4,109	4,109
	Richmond CA Multifamily Housing Revenue
	(Baycliff Apartments Project) VRDO	1.440%	9/7/18 LOC	26,490	26,490
1	Riverside CA Electric Revenue TOB VRDO	1.590%	9/7/18	9,700	9,700
	Riverside County CA Asset Leasing Corp.
	Leasehold Revenue (Southwest Justice
	Center) VRDO	1.330%	9/7/18 (12)LOC	19,975	19,975
	Riverside County CA Teeter Revenue	3.000%	10/25/18	13,000	13,039
1	Riverside County CA Transportation
	Commission TOB VRDO	1.590%	9/7/18 (Prere.)	12,730	12,730
	Sacramento CA Area Flood Control Agency
	Special Assessment Revenue	5.500%	10/1/18 (Prere.)	4,500	4,515
	Sacramento CA Area Flood Control Agency
	Special Assessment Revenue	5.625%	10/1/18 (Prere.)	15,000	15,051
1	Sacramento CA Area Flood Control Agency
	Special Assessment Revenue TOB VRDO	1.560%	9/7/18	6,000	6,000
1	Sacramento CA Area Flood Control Agency
	Special Assessment Revenue TOB VRDO	1.560%	9/7/18	10,000	10,000
	Sacramento CA Housing Authority Multifamily
	Housing Revenue AMT VRDO	1.440%	9/7/18 LOC	14,270	14,270
	Sacramento CA Municipal Utility District
	Revenue CP	1.480%	9/27/18 LOC	8,800	8,800
	Sacramento CA Municipal Utility District
	Revenue CP	1.380%	10/1/18 LOC	35,000	35,000
	Sacramento CA Municipal Utility District
	Revenue CP	1.270%	10/3/18 LOC	25,000	25,000
	Sacramento CA Municipal Utility District
	Revenue CP	1.680%	11/5/18	7,500	7,500
	Sacramento CA Transportation Authority Sales
	Tax Revenue VRDO	1.360%	9/7/18	64,900	64,900
	Sacramento County CA Housing Authority
	Revenue (Ashford Heights LP) VRDO	1.510%	9/7/18 LOC	12,255	12,255

Sacramento County CA Housing Authority
Revenue (Hasting at Antelope LP) VRDO	1.440%	9/7/18 LOC	16,400	16,400
Sacramento County CA Multifamily Housing
Revenue (River Pointe Apartments) VRDO	1.470%	9/7/18 LOC	9,700	9,700
1 San Bernardino CA Community College District
GO TOB VRDO	1.540%	9/7/18	4,620	4,620
1 San Bernardino County CA Transportation
Authority Revenue TOB VRDO	1.560%	9/7/18	12,100	12,100
1 San Diego CA Community College District GO
TOB VRDO	1.560%	9/7/18 (Prere.)	6,445	6,445
1 San Diego CA Community College District GO
TOB VRDO	1.610%	9/7/18 (Prere.)	3,490	3,490
San Diego CA Housing Authority Multifamily
Housing Revenue (Bay Vista Apartments
Project) VRDO	1.420%	9/7/18 LOC	24,190	24,190
1 San Diego CA Public Facilities Financing
Authority Sewer Revenue TOB VRDO	1.600%	9/7/18 (Prere.)	6,230	6,230
1 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	1.560%	9/7/18 (Prere.)	3,800	3,800
1 San Diego CA Unified School District GO TOB
VRDO	1.510%	9/7/18	2,000	2,000
1 San Diego CA Unified School District GO TOB
VRDO	1.560%	9/7/18	2,500	2,500
San Diego County & School Districts CA Tax
and Revenue Anticipation Note Program
Revenue	4.000%	6/28/19	2,000	2,040
San Diego County CA Regional Transportation
Authority Sales Tax Revenue VRDO	1.390%	9/7/18	25,700	25,700
1 San Diego County CA Regional Transportation
Commission Sales Tax Revenue TOB VRDO	1.560%	9/7/18	4,445	4,445
San Diego County CA Regional Transportation
Commission Sales Tax Revenue VRDO	1.300%	9/7/18	59,230	59,230
San Diego County CA Regional Transportation
Commission Sales Tax Revenue VRDO	1.340%	9/7/18	11,030	11,030
San Diego County CA Water Authority Revenue
(Extendible) CP	1.550%	5/4/19	17,500	17,500
San Diego County CA Water Authority Revenue
(Extendible) CP	1.720%	5/21/19	12,500	12,500
San Diego County CA Water Authority Revenue
CP	1.430%	10/1/18	13,100	13,100
San Diego County CA Water Authority Revenue
CP	1.430%	10/1/18	35,000	35,000
San Diego County CA Water Authority Revenue
CP	1.520%	10/2/18	21,000	21,000
San Diego County CA Water Authority Revenue
CP	1.690%	11/30/18	15,000	15,000
San Diego Public Facilities CP	1.500%	9/6/18 LOC	15,000	15,000
San Diego Public Facilities CP	1.580%	9/6/18 LOC	7,759	7,759
San Diego Public Facilities CP	1.300%	9/13/18 LOC	20,128	20,128
San Diego Public Facilities CP	1.500%	11/1/18	28,000	28,000
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	1.560%	9/7/18	3,750	3,750
San Francisco CA City & County Finance Corp.
Lease Revenue (Moscone Center Expansion)
VRDO	1.300%	9/7/18 LOC	8,720	8,720
1 San Francisco CA City & County GO TOB
VRDO	1.570%	9/7/18	11,450	11,450

San Francisco CA City & County International
Airport Revenue CP	1.680%	11/9/18	25,235	25,235
San Francisco CA City & County International
Airport Revenue CP	1.720%	12/6/18	1,575	1,575
San Francisco CA City & County International
Airport Revenue CP	1.770%	12/6/18	1,250	1,250
San Francisco CA City & County International
Airport Revenue VRDO	1.350%	9/7/18 LOC	26,345	26,345
San Francisco CA City & County International
Airport Revenue VRDO	1.410%	9/7/18 LOC	37,900	37,899
San Francisco CA City & County International
Airport Revenue VRDO	1.430%	9/7/18 LOC	18,395	18,395
San Francisco CA City & County Lease
Revenue CP	1.540%	10/4/18	21,025	21,025
San Francisco CA City & County Multifamily
Housing Revenue (City Heights Apartments)
VRDO	1.440%	9/7/18 LOC	11,700	11,700
San Francisco CA City & County Public Utilities
Commission Sewer Revenue CP	1.280%	9/25/18 LOC	11,289	11,289
San Francisco CA City & County Public Utilities
Commission Sewer Revenue CP	1.310%	9/25/18	21,123	21,123
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue CP	1.200%	9/25/18 LOC	22,039	22,039
San Francisco CA City & County Public Utilities
Commission Water Revenue	3.000%	11/1/18	1,195	1,198
1 San Francisco CA City & County Public Utilities
Commission Water Revenue TOB VRDO	1.560%	9/7/18 (Prere.)	47,850	47,850
1 San Francisco CA City & County Public Utilities
Commission Water Revenue TOB VRDO	1.560%	9/7/18	5,555	5,555
San Francisco CA City & County
Redevelopment Agency Multifamily Housing
Revenue (Third & Mission Streets) VRDO	1.510%	9/7/18 LOC	47,850	47,850
San Francisco CA Public Utilities Commission
CP	1.600%	10/19/18	11,240	11,240
1 San Joaquin Delta CA Community College
District GO TOB VRDO	1.660%	9/7/18	4,835	4,835
San Jose CA Multifamily Housing Revenue
(Cinnabar Commons) VRDO	1.420%	9/7/18 LOC	15,000	15,000
1 San Jose Unified School District GO TOB VRDO	1.520%	9/7/18	1,920	1,920
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/18	6,055	6,055
1 San Rafael City High School District CA GO
TOB VRDO	1.570%	9/7/18	3,000	3,000
Santa Clara CA Electric Revenue VRDO	1.340%	9/7/18 LOC	13,255	13,255
1 Santa Clara CA TOB VRDO	1.560%	9/7/18	2,500	2,500
1 Santa Clara CA TOB VRDO	1.560%	9/7/18	2,985	2,985
1 Santa Clara County CA GO TOB VRDO	1.560%	9/7/18	8,250	8,250
Santa Clara Valley CP	1.500%	10/1/18 LOC	9,000	9,000
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue VRDO	1.350%	9/7/18	15,200	15,200
1 Santa Monica CA Community College District
GO TOB VRDO	1.520%	9/7/18	2,700	2,700
1 Santa Monica CA Community College District
GO TOB VRDO	1.530%	9/7/18	1,200	1,200
1 Santa Monica CA Community College District
GO TOB VRDO	1.560%	9/7/18	6,530	6,530

1 Santa Monica CA Community College District
GO TOB VRDO	1.560%	9/7/18	5,000	5,000
1 Solano County CA Community College District
GO TOB VRDO	1.580%	9/7/18	3,000	3,000
1 Sonoma County Junior College District GO TOB
VRDO	1.560%	9/7/18 LOC	5,000	5,000
1 Southwestern California Community College
District GO TOB VRDO	1.520%	9/7/18	6,010	6,010
Turlock CA Irrigation District Revenue CP	1.300%	9/13/18 LOC	4,443	4,443
Turlock CA Irrigation District Revenue CP	1.670%	11/7/18	44,900	44,900
1 University of California Revenue TOB VRDO	1.560%	9/7/18	5,000	5,000
1 University of California Revenue TOB VRDO	1.560%	9/7/18	4,125	4,125
1 University of California Revenue TOB VRDO	1.560%	9/7/18	2,585	2,585
1 University of California Revenue TOB VRDO	1.560%	9/7/18	2,500	2,500
1 University of California Revenue TOB VRDO	1.560%	9/7/18	5,000	5,000
1 University of California Revenue TOB VRDO	1.560%	9/7/18	10,135	10,135
1 University of California Revenue TOB VRDO	1.560%	9/7/18	10,945	10,945
1 University of California Revenue TOB VRDO	1.570%	9/7/18	1,500	1,500
1 University of California Revenue TOB VRDO	1.580%	9/7/18	15,000	15,000
University of California Revenue VRDO	1.440%	9/4/18	31,800	31,800
University of California Revenue VRDO	1.270%	9/7/18	71,150	71,150
University of California Revenue VRDO	1.370%	9/7/18	73,725	73,725
Total Tax-Exempt Municipal Bonds (Cost $4,807,892)				4,807,892
Other Assets and Liabilities-Net (0.4%)				18,500
Net Assets (100%)				4,826,392

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, the aggregate value of these securities was $1,109,901,000, representing 23.0% of net assets.
2 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
August 31, 2018.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.

California Municipal Money Market Fund

(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

California Municipal Money Market Fund

At August 31, 2018, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard California Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of August 31, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
California (99.2%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/42	1,000	1,057
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	5.000%	11/15/35	3,250	3,516
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/37	7,565	8,195
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/43	15,830	17,226
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/32 (4)	1,000	1,161
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/29 (15)	1,500	1,701
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	30,375	19,328
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35	1,000	1,120
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/36	1,000	1,117
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/37 (4)	1,870	1,933
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/37	6,745	7,521
Alameda County CA Unified School District GO	0.000%	8/1/24 (4)	3,510	3,049
Alameda County CA Unified School District GO	0.000%	8/1/29 (4)	5,000	3,579
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/21 (Prere.)	950	1,046
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/36	3,795	4,194
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/41	1,275	1,377
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/41	2,250	2,431
Anaheim CA Public Financing Authority
Revenue (Electric System)	4.000%	10/1/31	5,080	5,339
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.625%	4/1/19 (Prere.)	10,000	10,244
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	4,000	4,567
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	125	143
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	4,025	4,595

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/23 (Prere.)	2,350	2,709
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/30	5,020	5,508
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/31	8,010	8,719
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/33	5,115	5,487
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/47	5,000	5,184
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/49	1,000	1,034
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/54	25,260	27,912
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/56	20,000	22,488
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	1,500	1,473
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/28 (4)	2,130	2,439
Cabrillo CA Community College District
Revenue	0.000%	5/1/26 (2)	8,020	5,882
California County CA Tobacco Securitization
Agency Revenue	5.450%	6/1/28	7,500	7,547
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	25	29
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	2,565	3,099
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	3,975	4,648
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/31	3,515	4,229
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/33	2,140	2,536
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/38	2,250	2,572
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/29	1,000	1,177
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/39	10,000	10,366
California Educational Facilities Authority
Revenue (College of Arts)	6.875%	6/1/19	740	768
California Educational Facilities Authority
Revenue (College of Arts)	5.250%	6/1/30	1,125	1,223
2 California Educational Facilities Authority
Revenue (Mount St. Mary's University)	5.000%	10/1/35	800	935
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/37	1,130	1,291
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/45	1,425	1,611
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/22 (Prere.)	1,775	1,995

California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/33	1,225	1,350
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	12/1/39	2,000	2,265
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/45	5,000	5,653
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/39	5,890	6,648
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/45	6,500	7,303
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/26	40	48
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/39	3,700	4,671
California Educational Facilities Authority
Revenue (Stanford University)	5.250%	4/1/40	6,425	8,395
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/43	3,790	4,866
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	5/1/45	4,000	5,174
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/46	9,000	11,688
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/21 (Prere.)	610	690
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/36	640	719
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/18 (Prere.)	3,420	3,430
3 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	1.580%	9/7/18	7,388	7,388
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/30	3,225	3,709
California GO	6.000%	4/1/19 (Prere.)	7,495	7,694
California GO	6.500%	4/1/19 (Prere.)	17,870	18,396
California GO	6.000%	8/1/19 (14)	70	71
California GO	5.000%	4/1/20	1,460	1,490
California GO	5.000%	9/1/20	5,000	5,339
California GO	5.000%	9/1/21	11,000	12,081
California GO	5.000%	11/1/23	7,000	8,068
California GO	5.000%	5/1/24	3,000	3,484
California GO	5.000%	11/1/24	6,695	7,840
California GO	5.000%	3/1/25	7,000	7,357
California GO	5.000%	3/1/26	1,600	1,873
California GO	5.000%	3/1/27	9,000	10,498
California GO	3.500%	8/1/27	9,000	9,842
California GO	5.250%	10/1/27	5,000	5,529
California GO	5.100%	11/1/27	1,475	1,583
California GO	5.000%	3/1/28	10,000	11,632
California GO	5.000%	8/1/28	2,875	3,368
California GO	5.000%	8/1/28	6,460	7,653
California GO	4.000%	9/1/28	6,000	6,589
California GO	5.000%	9/1/28	5,930	7,031
California GO	5.000%	10/1/29	1,400	1,451
California GO	5.000%	10/1/29	10,000	11,244
California GO	5.000%	10/1/29	4,000	4,689
California GO	5.250%	10/1/29	4,700	4,884

California GO	5.250%	3/1/30	10,000	10,527
California GO	4.500%	8/1/30	15	15
California GO	5.000%	8/1/30	21,110	25,059
California GO	5.000%	8/1/30	3,225	3,790
California GO	5.250%	9/1/30	6,000	6,594
California GO	5.750%	4/1/31	15,875	16,256
California GO	5.000%	8/1/31	9,460	10,964
California GO	5.000%	8/1/31	14,040	16,593
California GO	5.000%	9/1/31	1,800	1,965
California GO	5.000%	9/1/31	8,390	9,834
California GO	5.000%	10/1/31	4,500	5,166
California GO	5.000%	11/1/31	5,000	5,927
California GO	4.000%	8/1/32	10,000	10,801
California GO	4.000%	9/1/32	7,500	8,107
California GO	5.000%	9/1/32	1,045	1,139
California GO	5.000%	9/1/32	2,775	3,244
California GO	5.000%	10/1/32	8,790	10,074
California GO	5.000%	2/1/33	2,615	2,914
California GO	6.000%	3/1/33	7,000	7,454
California GO	6.500%	4/1/33	15,130	15,551
California GO	5.000%	8/1/33	2,635	3,004
California GO	5.000%	8/1/33	5,000	5,817
California GO	5.000%	10/1/33	4,000	4,575
California GO	5.250%	4/1/35	5,000	5,539
California GO	4.000%	8/1/35	10,000	10,684
California GO	4.000%	9/1/35	9,575	10,237
California GO	5.000%	10/1/35	7,500	8,630
California GO	5.000%	11/1/35	3,750	4,392
California GO	6.000%	11/1/35	5,000	5,251
California GO	4.000%	8/1/36	10,000	10,648
California GO	5.000%	9/1/36	8,500	9,425
California GO	5.000%	4/1/37	5,000	5,562
California GO	6.000%	4/1/38	13,695	14,033
California GO	5.250%	8/1/38	4,885	4,898
California GO	5.000%	10/1/39	7,615	8,617
California GO	5.500%	11/1/39	3,690	3,850
California GO	6.000%	11/1/39	2,700	2,834
California GO	5.500%	3/1/40	11,500	12,114
California GO	5.000%	10/1/41	5,000	5,451
California GO	5.000%	4/1/42	2,000	2,191
California GO	5.000%	9/1/42	8,515	9,421
California GO	5.000%	2/1/43	6,265	6,928
California GO	5.000%	4/1/43	6,500	7,213
California GO	5.000%	11/1/43	12,425	13,950
California GO	5.000%	12/1/43	5,335	6,000
California GO	5.000%	5/1/44	5,000	5,608
California GO	5.000%	8/1/45	11,735	13,306
California GO	5.000%	8/1/46	10,000	11,413
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/25	3,000	3,344
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	1,300	1,353
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/39	10,000	10,313
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/19 (Prere.)	5,000	5,184

California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	5,000	5,150
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	2,500	2,696
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/41	9,000	9,578
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/27	5,055	5,959
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/32	5,000	5,821
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/35	5,000	5,767
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/39	5,000	5,190
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	3,500	3,800
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/42	7,500	8,382
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	6.500%	11/1/38	3,000	3,180
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.250%	11/1/41	4,025	4,419
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/37	2,000	2,175
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/42	5,000	5,428
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/32	4,275	4,732
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	7,815	8,637
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/39	4,505	4,954
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/26	2,740	3,154
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/27	1,840	2,108
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/40	6,000	6,646
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/47	7,000	7,873
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	5.000%	11/1/27	7,080	8,650
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	4.000%	11/1/44	14,000	14,422
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	5.000%	11/1/47	11,800	15,043
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	4.000%	11/1/51	4,000	4,099
3 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	1.530%	9/7/18	21,700	21,700
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/43	5,300	5,813

California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/55	7,000	7,800
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	11/15/56	12,000	13,525
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/29	1,000	1,138
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/33	1,100	1,234
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	2,750	3,078
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/26	5,000	5,594
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/33	2,510	2,785
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/34	645	730
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/39	1,600	1,789
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/44	1,500	1,665
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.500%	10/1/18 (Prere.)	2,000	2,007
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/29	2,390	2,741
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/38	6,025	6,782
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.500%	10/1/39	6,500	6,757
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/36	1,000	1,043
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/47	10,015	10,300
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.500%	8/15/33	3,920	4,300
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/40	8,000	8,739
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	7,237
California Health Facilities Financing Authority
Revenue (Stanford Health Care Obligated
Group)	5.000%	11/15/29	5,080	6,085
California Health Facilities Financing Authority
Revenue (Stanford Health Care Obligated
Group)	4.000%	11/15/40	10,000	10,430
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/42	5,000	5,486
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/51	5,000	5,455
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/54	2,000	2,213

California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/20 (Prere.)	4,000	4,334
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/29	1,500	1,783
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/30	1,000	1,183
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	8/15/40	6,500	6,687
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	11/15/42	7,400	7,635
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/43	9,000	10,121
1 California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/46	22,000	24,736
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/46	26,000	29,309
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/48	4,700	5,333
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/28	3,420	4,082
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/28	5,040	6,174
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/29	3,445	4,129
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/33	3,025	3,567
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/34	5,000	5,824
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/30	2,000	2,262
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/41	6,100	6,793
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	1.500%	9/4/18 LOC	3,400	3,400
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	4.000%	5/15/40	5,415	5,600
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/28	1,220	1,420
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/29	1,290	1,491
California Infrastructure & Economic
Development Bank Revenue (University of
California)	5.000%	5/15/47	5,000	5,749
California Infrastructure & Economic
Development Bank Revenue (University of
California)	5.000%	5/15/52	5,000	5,727
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.500%	2/1/19 (Prere.)	11,000	11,184

California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	4.000%	8/15/42	1,000	1,007
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/23	1,275	1,465
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/33	2,120	2,433
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/34	1,340	1,533
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/34	4,560	4,783
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/35	2,000	2,191
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/41	4,000	4,349
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/33	625	716
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/38	1,255	1,364
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/42	2,500	2,712
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/32	225	260
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/34	250	288
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/36	250	286
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/38	300	342
California Municipal Finance Authority Revenue
(Channing House Project)	5.000%	5/15/47	3,000	3,410
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/28	1,800	2,084
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/31	2,370	2,697
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/40	5,000	5,457
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/47	9,200	10,134
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/32	750	840
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/34	1,750	1,946
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/37	1,800	1,983
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/42	5,250	5,755
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/42	2,500	2,741
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	4.000%	7/1/47	5,000	5,022
California Municipal Finance Authority Revenue
(Institute on Aging Project)	5.000%	8/15/37	930	1,066

California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/35	690	742
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.250%	11/1/41	5,000	5,460
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/44	1,800	1,917
California Municipal Finance Authority Revenue
(Pomona College)	5.000%	1/1/48	5,250	6,126
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/29	390	459
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/30	275	325
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/31	2,910	3,439
California Municipal Finance Authority Revenue
(University of La Verne)	5.250%	6/1/20 (ETM)	2,420	2,573
California Municipal Finance Authority Student
Housing Revenue (Bowles Hall Foundation)	5.000%	6/1/50	2,580	2,775
California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/46 (15)	7,500	8,353
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	1.560%	9/4/18 LOC	505	505
California Pollution Control Financing Authority
Water Furnishing Revenue (San Diego
County Water Authority Desalination Project
Pipeline)	5.000%	11/21/45	1,480	1,496
California Public Finance Authority Revenue
(Sharp Healthcare Obligated Group)	4.000%	8/1/47	5,000	5,102
California Public Finance Authority Revenue
(Sharp Healthcare Obligated Group)	5.000%	8/1/47	5,000	5,626
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	5/1/29	7,095	8,474
California Public Works Board Lease Revenue
(Department of Corrections)	4.500%	9/1/35	4,000	4,290
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/19 (Prere.)	6,000	6,159
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/19 (Prere.)	8,250	8,481
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	2,500	2,792
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/34	1,300	1,445
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/38	3,470	3,841
California Public Works Board Lease Revenue
(Office of Emergency Services)	5.000%	4/1/31	1,000	1,174
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/31	2,500	2,935
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/19 (Prere.)	5,000	5,276
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	4,641

California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/26	5,000	5,604
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	11/1/30	6,000	6,427
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/33	2,220	2,344
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/33	2,330	2,687
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	5,000	5,526
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/39	3,000	3,379
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	3,280	3,363
California State University Systemwide Revenue	5.000%	11/1/30	2,500	2,925
California State University Systemwide Revenue	5.000%	11/1/30	10,650	12,543
California State University Systemwide Revenue	5.000%	11/1/31	7,000	8,053
California State University Systemwide Revenue	5.000%	11/1/31	5,150	6,038
California State University Systemwide Revenue	5.000%	11/1/32	7,000	8,044
California State University Systemwide Revenue	5.000%	11/1/32	6,535	7,627
California State University Systemwide Revenue	4.000%	11/1/37	1,875	1,981
California State University Systemwide Revenue	5.000%	11/1/37	3,750	4,158
California State University Systemwide Revenue	5.000%	11/1/37	10,000	10,849
California State University Systemwide Revenue	4.000%	11/1/38	1,385	1,460
California State University Systemwide Revenue	5.000%	11/1/38	4,040	4,613
California State University Systemwide Revenue	5.000%	11/1/42	1,355	1,468
California State University Systemwide Revenue	5.000%	11/1/43	1,810	2,056
California State University Systemwide Revenue	5.000%	11/1/47	8,620	9,770
California State University Systemwide Revenue	5.000%	11/1/47	6,105	7,014
California State University Systemwide Revenue	5.000%	11/1/48	7,400	8,610
California State University Systemwide Revenue	5.000%	11/1/50	6,000	6,919
California State University Systemwide Revenue
PUT	3.000%	11/1/19	7,000	7,055
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.250%	11/1/44	1,000	1,058
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.375%	11/1/49	2,300	2,449
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/27	2,035	2,388
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/31	4,745	5,460
2 California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/33	1,350	1,573
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/45	4,315	4,801
2 California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/48	3,000	3,395
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/29 (4)	940	1,064
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/44 (4)	5,500	6,068

California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/49 (4)	1,000	1,100
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/39	310	342
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/40	7,200	7,555
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/43	13,705	15,097
California Statewide Communities Development
Authority Revenue (Covenant Retirement
Communities Inc.)	5.625%	12/1/36	4,000	4,509
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.750%	7/1/30	5,000	4,738
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.750%	7/1/35	1,515	1,435
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/42	2,500	2,664
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/47	2,000	2,124
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/43	1,500	1,688
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/44	5,800	6,334
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/48	7,000	7,847
California Statewide Communities Development
Authority Revenue (John Muir Health)	5.000%	8/15/46	1,525	1,711
California Statewide Communities Development
Authority Revenue (John Muir Health)	5.000%	8/15/51	3,000	3,343
California Statewide Communities Development
Authority Revenue (John Muir Health)	5.000%	12/1/53	2,500	2,815
California Statewide Communities Development
Authority Revenue (John Muir Health)	5.000%	12/1/57	3,775	4,250
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	15,465	16,817
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.500%	12/1/58	2,500	2,753
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/34	680	789
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/35	800	925
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/36	780	899
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/37	520	599

California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/38	500	573
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital)	5.000%	10/1/46	1,600	1,752
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	2,500	2,733
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/32	11,000	12,057
California Statewide Communities Development
Authority Revenue (The Culinary Institute of
America Project)	5.000%	7/1/41	800	876
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	11,025	12,071
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,173
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/29	2,000	2,285
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/30	3,500	3,980
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/32	2,500	2,825
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/40	4,445	4,935
Campbell CA Union High School District GO	5.000%	8/1/35	1,000	1,165
Campbell CA Union High School District GO	4.000%	8/1/38	5,650	5,980
Carlsbad CA Unified School District GO	4.000%	5/1/32	575	622
Carlsbad CA Unified School District GO	4.000%	5/1/33	685	737
Carlsbad CA Unified School District GO	4.000%	5/1/34	690	737
Centinela Valley CA Union High School District
GO	6.000%	8/1/23 (Prere.)	3,000	3,587
Centinela Valley CA Union High School District
GO	4.000%	8/1/50 (4)	3,000	3,084
Central School District San Bernardino
California GO	5.000%	8/1/47	3,000	3,386
Ceres CA Unified School District GO	5.000%	8/1/51 (15)	5,000	5,639
Cerritos CA Community College District GO	4.000%	8/1/33	2,135	2,234
Cerritos CA Community College District GO	0.000%	8/1/34	4,000	2,264
Cerritos CA Community College District GO	0.000%	8/1/35	1,730	937
Cerritos CA Community College District GO	5.000%	8/1/38	7,000	7,688
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	3,500	3,971
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/47	1,010	1,048
Charter Oak CA Unified School District GO	5.000%	8/1/31 (4)	1,380	1,580
Charter Oak CA Unified School District GO	5.000%	8/1/33 (4)	1,755	1,991
Chico CA Unified School District GO	4.000%	8/1/35	1,880	1,975

Chula Vista CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	10/1/25	2,130	2,336
Chula Vista CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	10/1/26	1,175	1,293
4 Citrus CA Community College District GO	0.000%	8/1/36	1,810	1,608
4 Citrus CA Community College District GO	0.000%	8/1/37	2,475	2,193
4 Citrus CA Community College District GO	0.000%	8/1/38	2,150	1,902
Clovis CA Wastewater System Revenue	5.000%	8/1/37 (15)	1,000	1,165
Clovis CA Wastewater System Revenue	5.000%	8/1/38 (15)	2,220	2,582
Colton CA Joint Unified School District GO	5.000%	8/1/27 (4)	2,535	2,866
Conejo Valley CA Unified School District GO	0.000%	8/1/29 (4)	2,000	1,332
Conejo Valley CA Unified School District GO	0.000%	8/1/30 (4)	1,865	1,173
Contra Costa CA Community College District
GO	5.000%	8/1/38	3,600	4,022
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/29	1,350	1,632
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/34	1,970	2,205
Cotati-Rohnert Park CA Unified School District
GO	5.000%	8/1/44 (4)	3,000	3,334
3 Cotati-Rohnert Park CA Unified School District
GO TOB VRDO	1.610%	9/7/18 (15)	3,505	3,505
Cupertino CA Union School District GO	5.000%	8/1/36	3,000	3,418
Del Mar CA Race Track Authority Revenue	5.000%	10/1/38	1,500	1,501
Dublin CA Community Facilities District
Improvement Area No. 1 Special Tax
Revenue (Dublin Crossing)	5.000%	9/1/37	1,150	1,274
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	3,325	3,828
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	1,500	1,727
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/45	2,315	2,680
East Bay CA Regional Park District GO	5.000%	9/1/19 (Prere.)	1,825	1,887
East Bay CA Regional Park District GO	5.000%	9/1/25	175	181
Eastern California Municipal Water District
Water & Sewer Revenue	4.000%	7/1/34	5,300	5,565
Eastern California Municipal Water District
Water & Wastewater Revenue	4.000%	7/1/35	3,780	3,958
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/39	2,030	2,331
El Camino CA Community College District GO	5.000%	8/1/32	1,000	1,166
El Camino CA Community College District GO	5.000%	8/1/33	1,115	1,293
El Camino CA Community College District GO	5.000%	8/1/37	1,550	1,775
El Camino CA Community College District GO	5.000%	8/1/48	6,550	7,616
El Camino CA Healthcare District GO	4.000%	8/1/34	5,000	5,300
El Dorado CA Irrigation District Revenue	5.250%	3/1/39 (4)	7,500	8,486
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/27	1,000	1,083
Escondido CA GO	5.000%	9/1/30	2,030	2,365
Escondido CA Union High School District GO	0.000%	11/1/20 (14)	4,000	3,850
Evergreen CA School District Election GO	4.000%	8/1/39	330	346
Folsom Ranch CA Financing Authority Special
Tax Revenue	5.000%	9/1/33	530	592
Folsom Ranch CA Financing Authority Special
Tax Revenue	5.000%	9/1/37	2,000	2,196

Folsom Ranch CA Financing Authority Special
Tax Revenue	5.000%	9/1/38	845	932
Folsom Ranch CA Financing Authority Special
Tax Revenue	5.000%	9/1/48	1,675	1,839
Foothill-De Anza CA Community College District
GO	0.000%	8/1/22 (14)	3,850	3,558
Foothill-De Anza CA Community College District
GO	0.000%	8/1/23 (14)	3,590	3,228
Foothill-De Anza CA Community College District
GO	0.000%	8/1/25 (14)	2,390	2,028
5 Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/42	9,000	8,241
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.500%	1/15/43	2,200	2,571
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	13,500	15,354
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.000%	1/15/53	6,675	7,738
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/35 (4)	1,000	1,132
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/46	5,000	5,530
Gilroy CA Unified School District GO	4.000%	8/1/33	1,155	1,229
Gilroy CA Unified School District GO	4.000%	8/1/36	1,000	1,052
Gilroy CA Unified School District GO	4.000%	8/1/37	1,000	1,048
Gilroy CA Unified School District GO	4.000%	8/1/41	3,115	3,233
Gilroy CA Unified School District GO	4.000%	8/1/46	8,000	8,246
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/25	4,080	4,641
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/28 (2)	10,000	7,447
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/31	3,500	4,023
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/32	3,000	3,438
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	2,500	2,854
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/35	5,000	5,622
Golden State Tobacco Securitization Corp.
California Revenue	3.500%	6/1/36	7,500	7,527
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/40	14,000	15,615
Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	2,500	2,812
Grossmont CA Union High School District GO	0.000%	8/1/30	6,500	4,418
Grossmont-Cuyamaca CA Community College
District GO	4.000%	8/1/47	5,500	5,714
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	3,780	4,271
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	3,500	3,955
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/39	1,100	1,184
Imperial CA Community College District GO	0.000%	8/1/30 (15)	2,125	1,391
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/32	2,765	3,202
Imperial CA Irrigation District Electric Revenue	4.000%	11/1/34	3,000	3,179
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/45	4,010	4,512
Imperial CA Unified School District GO	5.250%	8/1/43 (15)	5,000	5,844

Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/32 (15)	1,000	1,148
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/34 (15)	600	683
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/38 (15)	500	563
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/37	265	296
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/42	400	445
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/47	1,000	1,109
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/51	1,000	1,107
Jefferson CA Union High School District GO	5.000%	8/1/26 (15)	1,000	1,158
Kern County CA GO	5.750%	2/1/19 (Prere.)	2,000	2,035
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/34	1,050	1,192
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/36	2,450	2,566
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/29	1,000	1,157
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/30	1,255	1,444
Las Virgenes CA Unified School District GO	0.000%	9/1/26 (14)	6,140	4,975
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	5.000%	9/1/32 (4)	3,220	3,794
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	5.000%	9/1/34 (4)	2,000	2,334
Livermore Valley CA Water Financing Authority
Revenue	5.000%	7/1/30	625	741
Livermore Valley CA Water Financing Authority
Revenue	4.000%	7/1/43	3,000	3,127
Livermore Valley CA Water Financing Authority
Revenue	5.000%	7/1/47	4,000	4,559
Lodi CA Public Financing Authority Electric
Revenue	5.000%	9/1/32 (4)	1,640	1,954
Long Beach CA Airport Revenue	5.000%	6/1/40	4,440	4,660
Long Beach CA Community College District GO	0.000%	8/1/34	2,520	1,424
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	2.980%	11/15/26	1,800	1,815
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/29	1,235	1,453
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/35	1,340	1,619
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/37	3,090	3,969
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/26 (2)	7,570	8,688
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/31 (2)	4,215	5,089
Long Beach CA Harbor Revenue	5.000%	5/15/39	1,500	1,715
Long Beach CA Harbor Revenue	5.000%	5/15/42	2,000	2,264
Long Beach CA Harbor Revenue	5.000%	5/15/47	4,955	5,680
Long Beach CA Unified School District GO	0.000%	8/1/26	1,870	1,492
Los Angeles CA Community College District GO	5.250%	8/1/20 (Prere.)	5,000	5,351

Los Angeles CA Community College District GO	5.000%	8/1/28	3,510	4,077
Los Angeles CA Community College District GO	4.000%	8/1/29	1,250	1,380
Los Angeles CA Community College District GO	5.000%	8/1/30	5,500	6,345
Los Angeles CA Community College District GO	4.000%	8/1/31	1,700	1,856
Los Angeles CA Community College District GO	4.000%	8/1/32	1,655	1,813
Los Angeles CA Community College District GO	4.000%	8/1/33	3,500	3,735
Los Angeles CA Community College District GO	4.000%	8/1/33	1,075	1,169
Los Angeles CA Community College District GO	4.000%	8/1/36	2,300	2,458
Los Angeles CA Community College District GO	4.000%	8/1/37	5,000	5,219
Los Angeles CA Community College District GO	4.000%	8/1/41	5,000	5,268
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	5,000	5,288
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	3,195	3,374
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	14,590	15,418
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	16,000	17,539
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	4,000	4,224
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	1,000	1,154
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/38	4,575	5,176
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	4,070	4,116
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	5,000	5,806
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	2,000	2,419
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	1,355	1,588
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	2,500	2,854
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	3,500	3,977
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	10,000	11,036
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	5,000	5,339
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	3,750	4,327
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	4,715	5,480
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	1,545	1,704
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	1,640	1,925
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	1,700	1,996
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	4,675	5,422
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	12,365	13,632
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	1,750	2,012

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	4,345	5,082
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	1,000	1,170
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	2,500	2,894
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/39	4,000	4,515
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/39	2,000	2,162
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/40	2,020	2,312
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/41	5,000	5,763
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/42	4,500	5,145
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,577
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,503
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	10,150	11,170
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/44	13,950	15,691
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/46	2,500	2,844
Los Angeles CA Department of Water & Power
Revenue VRDO	1.280%	9/7/18	14,575	14,575
Los Angeles CA Harbor Department Revenue	4.000%	8/1/39	3,000	3,124
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/29	3,000	3,557
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/30	2,400	2,830
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/33	5,200	5,539
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/34	2,500	2,652
Los Angeles CA Unified School District GO	5.250%	7/1/25	5,000	5,152
Los Angeles CA Unified School District GO	5.000%	7/1/28	8,000	9,236
Los Angeles CA Unified School District GO	5.000%	7/1/28	2,015	2,482
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,500	5,857
Los Angeles CA Unified School District GO	5.000%	7/1/30	2,860	3,292
Los Angeles CA Unified School District GO	5.000%	7/1/30	2,775	3,364
Los Angeles CA Unified School District GO	5.000%	1/1/34	5,000	5,135
Los Angeles CA Unified School District GO	5.250%	7/1/34	10,000	10,625
Los Angeles CA Unified School District GO	4.000%	7/1/35	5,000	5,278
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	1,000	1,191
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34	3,250	3,859
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	2,500	2,958
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,635	1,926
Los Angeles CA Wastewater System Revenue	5.000%	6/1/37	2,100	2,465
Los Angeles CA Wastewater System Revenue	5.000%	6/1/43	2,840	3,154
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/28	7,570	9,031
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/31	2,010	2,372

Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,340	2,746
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/34	5,000	5,832
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/34	3,305	3,901
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,580	4,189
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/37	2,750	3,019
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/42	5,940	6,505
Los Angeles County CA Public Works Financing
Authority Revenue	5.500%	10/1/18 (4)	315	316
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/35	4,000	4,633
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/20 (2)	2,095	2,017
Los Rios CA Community College District GO	4.000%	8/1/34	4,500	4,827
M-S-R California Energy Authority Revenue	7.000%	11/1/34	3,200	4,529
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	9,907
M-S-R California Energy Authority Revenue	6.500%	11/1/39	3,500	4,903
M-S-R California Energy Authority Revenue	6.500%	11/1/39	4,195	5,877
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	3,375	3,581
Manhattan Beach CA Unified School District GO	5.000%	9/1/40	1,400	1,657
Manhattan Beach CA Unified School District GO	5.000%	9/1/41	1,735	2,052
Manhattan Beach CA Unified School District GO	5.000%	9/1/42	1,000	1,181
Manhattan Beach CA Unified School District GO	5.000%	9/1/42	1,645	1,943
Manhattan Beach CA Unified School District GO	5.000%	9/1/43	1,550	1,825
Manhattan Beach CA Unified School District GO	5.000%	9/1/43	2,910	3,426
Marin CA Community College District GO	4.000%	8/1/35	700	751
Marin CA Community College District GO	4.000%	8/1/38	1,500	1,587
Marin CA Healthcare District GO	5.000%	8/1/29	1,055	1,229
Marina Coast Water District California Enterprise
Revenue	5.000%	6/1/37	4,085	4,636
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/33	6,000	6,639
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/34	5,000	5,839
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/35	2,855	3,153
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/40	4,500	5,168
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/26	2,085	2,441
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30	4,000	4,615
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/40	6,000	6,658
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	5,270	5,740
Moreno Valley CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	8/1/31	1,660	1,946
Moreno Valley CA Unified School District
Financing Authority Special Tax Revenue	5.000%	9/1/33	1,605	1,802

Morgan Hill CA Unified School District GO	4.000%	8/1/47	3,000	3,128
Mountain View-Whisman CA School District
COP	4.000%	6/1/30	675	717
Mountain View-Whisman CA School District
COP	4.000%	6/1/32	1,500	1,584
6 Napa Valley CA Community College District GO	0.000%	8/1/33	2,500	2,411
6 Napa Valley CA Community College District GO	0.000%	8/1/34	2,000	1,918
New Haven CA Unified School District GO	5.000%	8/1/27 (15)	3,000	3,445
New Haven CA Unified School District GO	5.000%	8/1/28 (15)	2,000	2,291
Newark CA Unified School District GO	5.000%	8/1/44	6,000	6,693
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,525	4,010
Newport Mesa CA Unified School District GO	0.000%	8/1/35	4,000	2,214
Newport Mesa CA Unified School District GO	0.000%	8/1/36	1,000	526
Newport Mesa CA Unified School District GO	0.000%	8/1/37	2,000	1,004
Newport Mesa CA Unified School District GO	0.000%	8/1/38	1,000	478
Northern California Power Agency Revenue
(Hydroelectric Project)	7.500%	7/1/21 (Prere.)	1,365	1,526
Northern California Transmission Agency
Revenue	5.000%	5/1/37	3,610	4,143
Northern California Transmission Agency
Revenue	5.000%	5/1/38	1,850	2,119
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/25	1,825	1,938
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/26	1,995	2,106
Norwalk-La Mirada CA Unified School District
GO	5.000%	8/1/44	4,320	4,936
Norwalk-La Mirada CA Unified School District
GO	4.000%	8/1/47	5,030	5,197
Novato CA Unified School District GO	5.000%	8/1/28	800	923
Oakland CA GO	5.000%	1/15/29	1,640	1,914
Oakland CA GO	5.000%	1/15/31	3,550	3,800
Oakland CA Unified School District GO	6.625%	8/1/21 (Prere.)	1,000	1,142
Oakland CA Unified School District GO	5.000%	8/1/35	2,850	3,260
Oakland CA Unified School District GO	5.000%	8/1/40	500	568
Oceanside CA Unified School District GO	0.000%	8/1/25 (ETM)	755	642
Oceanside CA Unified School District GO	0.000%	8/1/25 (12)	6,110	5,119
Ohlone CA Community College District GO	4.000%	8/1/41	5,000	5,220
Pajaro Valley CA Unified School District GO	5.000%	8/1/43	5,000	5,781
Pajaro Valley CA Unified School District GO	4.000%	8/1/46	5,000	5,209
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/28 (15)	1,100	1,318
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.250%	9/2/22	200	217
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.000%	9/2/26	1,000	1,094
Palomar CA Community College District GO	0.000%	8/1/24	5,125	4,478
Palomar CA Community College District GO	4.000%	8/1/45	3,000	3,135
Palomar Pomerado Health California COP	6.000%	11/1/20 (Prere.)	3,800	4,161
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	4,000	2,292
Palomar Pomerado Health California GO	5.000%	8/1/34	500	564
Palomar Pomerado Health California GO	4.000%	8/1/35	4,000	4,157
Palomar Pomerado Health California GO	0.000%	8/1/36	5,000	2,482
Palomar Pomerado Health California Revenue	5.000%	11/1/39	5,000	5,392

Palomar Pomerado Health California Revenue	5.000%	11/1/42	3,000	3,252
Palomar Pomerado Health California Revenue	5.000%	11/1/47 (4)	4,000	4,483
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	3,000	2,227
Pasadena CA Unified School District GO	5.000%	5/1/34	4,000	4,393
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/19 (2)	1,800	1,769
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/21 (2)	2,920	2,740
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/22 (2)	4,125	3,745
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/24 (2)	1,000	851
Pittsburg CA Water Revenue	5.000%	8/1/28	585	706
Pleasanton CA Unified School District GO	4.000%	8/1/42	7,300	7,628
Poway CA Unified School District GO	5.000%	9/1/25	1,825	1,991
Poway CA Unified School District GO	5.000%	9/1/27	2,040	2,206
Poway CA Unified School District GO	5.000%	9/1/31	1,355	1,451
Poway CA Unified School District GO	0.000%	8/1/33	5,010	2,965
Poway CA Unified School District GO	0.000%	8/1/33	990	586
Poway CA Unified School District GO	5.000%	9/1/33	985	1,051
Poway CA Unified School District GO	0.000%	8/1/34	8,130	4,588
Poway CA Unified School District GO	5.000%	9/1/36	600	639
Poway CA Unified School District GO	0.000%	8/1/46	10,000	3,074
1 Poway CA Unified School District GO	0.000%	8/1/51	10,000	2,447
Poway CA Unified School District Public
Financing Authority Community Facilities
District No. 11 Zones 2 & 3 Special Tax
Revenue	5.000%	9/15/38	1,200	1,248
Poway CA Unified School District Public
Financing Authority Community Facilities
District No. 11 Zones 2 & 3 Special Tax
Revenue	5.000%	9/15/43	2,325	2,413
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/24	785	888
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/27	1,385	1,611
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/27	1,030	1,154
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/28	2,340	2,706
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/29	3,465	3,983
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/30	1,775	2,028
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/33 (15)	1,750	1,975
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/29 (4)	1,800	2,060
Redding CA Electric System Revenue	5.000%	6/1/30	1,665	1,976

Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/29	1,000	1,156
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/31	600	688
Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/26 (2)	3,445	2,711
Rio Hondo CA Community College District GO	5.000%	8/1/30	6,655	6,853
Rio Hondo CA Community College District GO	0.000%	8/1/36	16,650	8,516
3 Riverside CA Electric Revenue TOB VRDO	1.590%	9/7/18	2,800	2,800
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/24	1,440	1,580
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/28	1,795	1,959
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/29	1,880	2,051
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/32	1,375	1,497
Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/44	10,090	10,498
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	5,000	5,719
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/40	5,000	5,779
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/45	8,000	9,212
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	10/1/32 (15)	820	942
3 Riverside County CA Public Financing Authority
Tax Allocation Revenue TOB VRDO	1.660%	9/7/18 (15)	2,420	2,420
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	4.000%	10/1/37 (4)	1,500	1,548
7 Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	0.000%	10/1/41 (15)	2,000	1,919
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/38	3,500	4,061
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/41	6,710	2,567
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/42	2,975	1,089
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/43	7,500	2,624
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/48	2,000	2,210
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/20 (Prere.)	4,500	4,719
Roseville CA Financing Authority Electric
System Revenue	4.000%	2/1/37	7,480	7,806
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/22	1,635	1,773
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	2,460	2,821
Roseville CA Special Tax Revenue	5.000%	9/1/37	1,250	1,370
Ross Valley CA Public Financing Authority
Revenue	5.000%	1/1/39	500	566
Ross Valley CA Public Financing Authority
Revenue	5.000%	1/1/43	1,190	1,344

Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/39 (15)	1,900	2,103
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/44 (15)	2,000	2,200
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/30 (14)	3,000	1,908
Sacramento CA Financing Authority Lease
Revenue	5.400%	11/1/20 (2)	3,660	3,807
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/28	2,000	2,280
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/31	1,175	1,307
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/32	1,195	1,328
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/33	1,450	1,610
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/36	1,370	1,444
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/42	3,125	3,291
Sacramento County CA Airport Revenue	5.000%	7/1/31	500	595
Sacramento County CA Airport Revenue	5.000%	7/1/33	1,500	1,763
Sacramento County CA Airport Revenue	5.000%	7/1/34	2,000	2,344
Sacramento County CA Airport Revenue	5.000%	7/1/34	1,225	1,441
Sacramento County CA Airport Revenue	5.000%	7/1/35	2,515	2,949
Sacramento County CA Airport Revenue	5.000%	7/1/35	2,000	2,336
Sacramento County CA Airport Revenue	5.000%	7/1/38	1,330	1,547
Sacramento County CA Airport Revenue	5.000%	7/1/41	5,770	6,530
Sacramento County CA Airport Revenue	5.000%	7/1/41	7,500	8,516
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/32	1,000	1,160
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/35	4,920	5,588
San Bernardino CA City Unified School District
GO	5.000%	8/1/27 (4)	1,060	1,198
San Bernardino CA City Unified School District
GO	0.000%	8/1/35 (4)	5,900	3,127
San Bernardino CA City Unified School District
GO	0.000%	8/1/36 (4)	5,000	2,522
San Bernardino CA City Unified School District
GO	4.000%	8/1/42 (4)	4,500	4,678
San Bernardino CA Community College District
GO	0.000%	8/1/44	15,000	5,089
San Bernardino CA Community College District
GO	5.000%	8/1/45	3,500	3,931
San Bernardino CA Community College District
GO	0.000%	8/1/48	17,770	5,111
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/32	4,035	4,437
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	3,000	3,288
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	2,500	2,740
San Diego CA Community College District GO	4.000%	8/1/32	3,200	3,480
San Diego CA Community College District GO	4.000%	8/1/32	3,935	4,279
San Diego CA Community College District GO	0.000%	8/1/36	8,000	4,186
San Diego CA Community College District GO	0.000%	8/1/38	3,510	1,656

San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	6,000	6,162
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	7,000	7,188
San Diego CA Public Facilities Financing
Authority Water Revenue	5.500%	8/1/19 (Prere.)	5,000	5,184
San Diego CA Public Facilities Financing
Authority Water Revenue	5.750%	8/1/19 (Prere.)	2,500	2,597
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/28	5,000	5,971
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/36	5,000	5,790
San Diego CA Unified School District GO	5.500%	7/1/24 (14)	5,000	5,981
San Diego CA Unified School District GO	5.000%	7/1/28	7,000	8,225
San Diego CA Unified School District GO	0.000%	7/1/29	8,150	5,830
San Diego CA Unified School District GO	0.000%	7/1/30	1,500	1,023
San Diego CA Unified School District GO	0.000%	7/1/31	1,500	974
San Diego CA Unified School District GO	0.000%	7/1/32	1,085	673
San Diego CA Unified School District GO	4.000%	7/1/32	5,525	6,008
San Diego CA Unified School District GO	0.000%	7/1/34	3,500	1,953
San Diego CA Unified School District GO	4.000%	7/1/34	1,210	1,283
San Diego CA Unified School District GO	5.000%	7/1/35	5,000	5,627
San Diego CA Unified School District GO	0.000%	7/1/38	4,890	2,301
San Diego CA Unified School District GO	4.000%	7/1/45	8,000	8,334
San Diego CA Unified School District GO	0.000%	7/1/46	10,000	3,368
San Diego CA Unified School District GO	4.000%	7/1/47	12,500	13,009
San Diego CA Unified School District GO	0.000%	7/1/49	1,000	293
San Diego County CA COP	5.000%	10/15/28	1,445	1,667
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	4,000	4,230
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,200	3,382
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/34	2,715	2,866
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/40	3,000	3,164
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/42	4,000	4,566
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/43	3,540	3,892
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/47	5,000	5,679
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/35	1,540	1,795
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/37	1,500	1,652
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/38	2,000	2,201
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,000	5,916
San Diego County CA Water Authority Revenue	5.000%	5/1/36	8,350	9,682
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/31	7,000	8,166
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/30	1,550	1,810
San Francisco CA City & County COP	4.000%	4/1/33	5,040	5,352
San Francisco CA City & County COP	4.000%	9/1/33	5,855	6,124
San Francisco CA City & County GO	4.000%	6/15/34	8,485	8,978

San Francisco CA City & County GO	4.000%	6/15/35	8,825	9,299
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	1,485	1,616
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	2,250	2,609
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	980	1,128
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/32	1,000	1,141
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/43	8,000	8,759
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/44	6,000	6,676
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/46	15,930	17,909
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/48	4,000	4,594
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/34	2,675	3,110
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/34	3,000	3,559
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/35	2,815	3,263
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/36	2,960	3,416
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/36	7,000	8,240
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/37	1,950	2,290
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/21 (Prere.)	5,000	5,518
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/21 (Prere.)	1,205	1,330
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/21 (Prere.)	1,100	1,214
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	5,000	5,586
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	4,000	4,469
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	950	1,061
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/29	12,680	14,187
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	5,035	6,020
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/30	2,040	2,206
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/31	2,430	2,617
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/31	1,015	1,093
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	4,000	4,604
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	1,305	1,486
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	1,370	1,555

San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	11,000	12,849
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	1,860	2,045
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/36	4,010	4,568
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/39	8,000	8,374
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/43	10,000	10,915
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.500%	8/1/19 (Prere.)	2,000	2,091
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.750%	2/1/21 (Prere.)	1,000	1,123
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/28	975	1,140
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/30	1,200	1,391
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/37	850	965
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/43	3,500	3,866
San Francisco CA City & County Unified School
District GO	5.250%	6/15/19 (Prere.)	4,000	4,119
San Francisco CA City & County Unified School
District GO	5.000%	6/15/32	8,365	8,810
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/37	7,000	8,185
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	6,000	5,145
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	6,045	4,974
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/34	5,000	5,499
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/44	10,010	10,889
San Jose CA Airport Revenue	5.000%	3/1/42	2,500	2,840
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/20 (Prere.)	850	914
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/20 (Prere.)	2,750	2,956
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/35	4,030	4,745
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion & Renovation
Project)	6.500%	5/1/42	5,000	5,575

San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/32	10,000	11,535
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/40	3,850	4,373
San Juan CA Unified School District GO	0.000%	8/1/20 (4)	4,930	4,776
San Juan CA Unified School District GO	0.000%	8/1/23 (4)	4,540	4,078
San Luis Obispo County CA Community College
District GO	5.000%	8/1/28	890	1,039
San Luis Obispo County CA Community College
District GO	5.000%	8/1/32	1,395	1,608
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/29 (4)	760	900
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/34 (4)	1,155	1,346
San Marcos CA Unified School District GO	5.000%	8/1/21 (Prere.)	2,835	3,107
San Marcos CA Unified School District GO	5.000%	8/1/21 (Prere.)	5,620	6,159
San Marcos CA Unified School District GO	0.000%	8/1/32	2,600	1,605
San Marcos CA Unified School District GO	4.000%	8/1/33	3,500	3,741
San Marcos CA Unified School District GO	5.000%	8/1/35	5,000	5,797
San Marcos CA Unified School District GO	5.000%	8/1/36	2,000	2,311
8 San Mateo CA Union High School District GO	0.000%	9/1/41	5,000	4,319
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	5.000%	7/1/21 (14)	3,500	3,749
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/31	2,290	2,657
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/35	2,110	2,249
San Mateo County CA Mid-Peninsula Water
District COP	4.000%	12/1/46	2,000	2,064
San Mateo-Foster City CA School District GO	4.000%	8/1/44	3,250	3,389
San Mateo-Foster City CA School District GO	4.000%	8/1/45	5,000	5,199
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/29 (4)	1,780	1,991
San Rafael CA Elementary School District GO	4.500%	8/1/42	2,645	2,916
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/33 (2)	2,000	1,126
San Ramon Valley CA Unified School District
GO	4.000%	8/1/34	3,445	3,610
San Ysidro CA School District COP	5.000%	9/1/47 (15)	2,045	2,215
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	4.000%	8/1/41	2,000	2,091
Santa Ana CA Unified School District GO	0.000%	8/1/32 (14)	3,680	2,235
Santa Barbara CA Secondary/High School
District GO	0.000%	8/1/40	2,050	827
Santa Barbara CA Unified School District GO	4.000%	8/1/31	775	845
Santa Barbara CA Unified School District GO	4.000%	8/1/31	500	545
Santa Clara CA Electric Revenue	6.000%	7/1/31	3,000	3,352
Santa Clara CA Unified School District GO	5.000%	7/1/20 (Prere.)	4,000	4,252
Santa Clara CA Unified School District GO	4.000%	7/1/41	5,000	5,225
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/28	625	740
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/29	525	619

Santa Clarita CA Community College District
GO	4.000%	8/1/41	6,850	7,157
Santa Monica CA Community College District
GO	4.000%	8/1/31	3,000	3,174
Santa Monica CA Community College District
GO	4.000%	8/1/35	1,000	1,074
Santa Monica CA Community College District
GO	4.000%	8/1/36	1,250	1,336
Santa Monica-Malibu CA Unified School District
GO	4.000%	7/1/38	400	425
Santa Rosa CA High School District GO	5.000%	8/1/36 (4)	550	635
Santa Rosa CA High School District GO	5.000%	8/1/37 (4)	470	542
Santa Rosa CA High School District GO	5.000%	8/1/39 (4)	1,125	1,292
Santa Rosa CA Wastewater Revenue	5.000%	9/1/28	4,845	5,392
Santa Rosa CA Wastewater Revenue	5.000%	9/1/33	1,000	1,107
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	2/1/39	3,090	3,447
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/45	1,500	1,707
Simi Valley CA Unified School District GO	4.000%	8/1/35	1,230	1,308
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/32	995	1,068
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/35	2,495	2,676
Solano County CA Community College District
GO	5.000%	8/1/36	1,750	2,037
Solano County CA Community College District
GO	5.000%	8/1/37	1,050	1,218
Sonoma-Marin Area Rail Transportation District
California Sales & Use Tax Revenue	5.000%	3/1/28	3,500	3,886
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,295
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/30	5,000	5,201
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/28	3,580	4,138
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	3,530	4,176
Southern California Public Power Authority
Revenue (Transmission Project)	5.750%	7/1/21 (14)	220	221
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/41	8,000	9,093
Southwestern California Community College
District GO	4.000%	8/1/34	375	400
Southwestern California Community College
District GO	5.000%	8/1/44	7,045	7,993
Southwestern California Community College
District GO	4.000%	8/1/47	3,000	3,105
State Center California Community College
District GO	5.000%	8/1/28	5,275	6,205
State Center California Community College
District GO	4.000%	8/1/42	2,315	2,425
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/29 (15)	1,000	1,136
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.250%	10/1/38	2,160	2,546

	Stockton CA Redevelopment Agency Successor
	Agency Tax Allocation Revenue	5.000%	9/1/37 (4)	4,220	4,742
	Stockton CA Unified School District GO	5.000%	8/1/38 (4)	2,500	2,779
	Suisun City CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	10/1/31 (15)	1,225	1,379
	Suisun City CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	10/1/32 (15)	1,250	1,402
	Suisun City CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	10/1/33 (15)	1,280	1,433
	Sweetwater CA Unified School District GO	5.000%	8/1/29 (15)	4,200	4,785
	Tahoe-Truckee CA Unified School District GO	5.000%	8/1/39	2,500	2,861
	Temecula CA Development Agency Successor
	Agency Tax Allocation Revenue	5.000%	12/15/38 (4)	3,115	3,516
9	Temecula Valley CA Unified School District GO	0.000%	8/1/35 (15)	3,000	3,054
10	Temecula Valley CA Unified School District GO	0.000%	8/1/37 (15)	3,785	3,864
	Torrance CA Hospital Revenue (Torrance
	Memorial Medical Center)	5.000%	9/1/40	3,000	3,130
	Tulare County CA Transportation Authority
	Sales Tax Revenue	4.000%	2/1/34	1,540	1,575
	Turlock CA Irrigation District Revenue	5.000%	1/1/31	2,000	2,140
	Turlock CA Irrigation District Revenue	5.500%	1/1/41	3,445	3,703
	Tustin CA Community Facilities District Special
	Tax Revenue	5.000%	9/1/37	1,000	1,120
	Tustin CA Unified School District Special Tax
	Revenue	5.000%	9/1/31	3,000	3,306
	Ukiah CA Unified School District GO	0.000%	8/1/32 (10)	6,425	3,817
	Union CA Elementary School District GO	0.000%	9/1/18 (14)	1,630	1,630
	Union CA Elementary School District GO	0.000%	9/1/19 (14)	1,750	1,721
	Union CA Elementary School District GO	0.000%	9/1/20 (14)	2,300	2,219
	Union CA Elementary School District GO	0.000%	9/1/21 (14)	2,000	1,888
	University of California Regents Medical Center
	Pooled Revenue	5.000%	5/15/35	1,760	2,012
	University of California Regents Medical Center
	Pooled Revenue	5.000%	5/15/41	20,000	22,568
	University of California Regents Medical Center
	Pooled Revenue	4.000%	5/15/44	7,500	7,679
	University of California Revenue	5.000%	5/15/21 (Prere.)	2,230	2,422
	University of California Revenue	5.000%	5/15/21 (Prere.)	1,560	1,695
	University of California Revenue	5.000%	5/15/23 (Prere.)	1,550	1,775
	University of California Revenue	5.000%	5/15/23 (Prere.)	2,325	2,662
	University of California Revenue	5.000%	5/15/28	3,450	3,906
	University of California Revenue	5.000%	5/15/29	2,045	2,431
	University of California Revenue	5.000%	5/15/31	2,000	2,356
	University of California Revenue	5.000%	5/15/32	7,925	9,150
	University of California Revenue	5.000%	5/15/32	1,000	1,174
	University of California Revenue	5.000%	5/15/33	2,675	3,003
	University of California Revenue	4.000%	5/15/34	5,000	5,295
	University of California Revenue	4.000%	5/15/34	7,000	7,438
	University of California Revenue	4.000%	5/15/34	7,000	7,356
	University of California Revenue	5.000%	5/15/34	4,820	5,724
	University of California Revenue	5.000%	5/15/34	2,975	3,212
	University of California Revenue	4.000%	5/15/35	5,000	5,290
	University of California Revenue	5.000%	5/15/35	7,000	8,286
	University of California Revenue	5.000%	5/15/35	2,080	2,243
	University of California Revenue	5.000%	5/15/36	5,250	6,114
	University of California Revenue	5.000%	5/15/37	3,485	4,047
	University of California Revenue	5.250%	5/15/37	3,500	4,016

University of California Revenue	5.000%	5/15/38	10,000	11,157
University of California Revenue	5.000%	5/15/40	50	50
University of California Revenue	5.000%	5/15/40	5,000	5,677
University of California Revenue	5.000%	5/15/41	10,230	11,717
University of California Revenue	5.000%	5/15/42	5,000	5,760
University of California Revenue	4.000%	5/15/46	13,205	13,683
University of California Revenue	5.000%	5/15/47	15,000	17,132
University of California Revenue	5.000%	5/15/47	1,000	1,145
University of California Revenue	5.000%	5/15/48	11,500	13,296
University of California Revenue	5.000%	5/15/52	8,000	9,059
University of California Revenue PUT	5.000%	5/15/23	6,500	7,426
Upland CA COP (San Antonio Regional
Hospital)	4.000%	1/1/42	5,000	5,039
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/47	4,000	4,370
Vallecitos CA Water District Water &
Wastewater Enterprise Revenue	5.000%	7/1/33	1,110	1,267
Vallecitos CA Water District Water &
Wastewater Enterprise Revenue	5.000%	7/1/35	750	854
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19 (14)	574	587
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/28 (4)	1,970	2,245
Vista CA Unified School District GO	0.000%	8/1/28 (14)	7,425	5,523
Walnut CA Energy Center Authority Revenue	5.000%	1/1/34	3,100	3,499
Walnut CA Energy Center Authority Revenue	5.000%	1/1/40	5,000	5,198
Walnut Valley CA Unified School District GO	0.000%	8/1/36	1,000	494
Washington Township CA Health Care District
GO	5.500%	8/1/40	5,000	5,783
Washington Township CA Health Care District
Revenue	5.000%	7/1/33	1,080	1,199
Washington Township CA Health Care District
Revenue	4.000%	7/1/35	2,170	2,178
West Contra Costa CA Unified School District
GO	5.250%	8/1/21 (Prere.)	7,000	7,720
West Contra Costa CA Unified School District
GO	0.000%	8/1/32 (14)	7,650	4,677
West Contra Costa CA Unified School District
GO	5.000%	8/1/40	3,000	3,412
West Sacramento CA Area Flood Control
Agency Special Assessment Revenue	5.000%	9/1/40 (4)	2,050	2,274
West Sacramento CA Area Flood Control
Agency Special Assessment Revenue	5.000%	9/1/45 (4)	2,715	2,997
Western Placer CA Unified School District COP	4.000%	8/1/41 (4)	2,000	2,062
Western Placer CA Unified School District GO	5.000%	8/1/42 (15)	6,350	7,229
Westminster CA Redevelopment Agency
(Westminster Redevelopment Project No. 1)	5.000%	11/1/28 (15)	690	804
Westminster CA Redevelopment Agency
(Westminster Redevelopment Project No. 1)	5.000%	11/1/29 (15)	1,000	1,159
Whittier CA Health Facilities Revenue
(Presbyterian Intercommunity Hospital
Obligated Group)	5.000%	6/1/44	4,500	4,863
Yuba City CA Unified School District GO	0.000%	9/1/19 (14)	2,270	2,231
Yucaipa Valley CA Water District Water System
Revenue	5.000%	9/1/27	1,000	1,151
				4,024,192

Guam (0.0%)
Guam Power Authority Revenue	5.000%	10/1/24	1,000	1,104
Total Tax-Exempt Municipal Bonds (Cost $3,890,830)				4,025,296
Other Assets and Liabilities-Net (0.8%)				34,059
Net Assets (100%)				4,059,355

1 Securities with a value of $885,000 have been segregated as initial margin for open futures contracts.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
August 31, 2018.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, the aggregate value of these securities was $37,813,000, representing 0.9% of net assets.
4 5.000% coupon rate will be effective February 2023.
5 6.850% coupon rate will be effective January 2024.
6 4.000% coupon rate will be effective February 2021.
7 5.000% coupon rate will be effective October 2021.
8 6.700% coupon rate will be effective September 2028.
9 4.500% coupon rate will be effective August 2019.
10 4.625% coupon rate will be effective August 2019.
KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).

California Long-Term Tax-Exempt Fund

(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2018	532	60,328	(53)
2-Year U.S. Treasury Note	December 2018	214	45,231	10
				(43)

Short Futures Contracts
10-Year U.S. Treasury Note	December 2018	(228)	(27,421)	(20)
Ultra 10-Year U.S. Treasury Note	December 2018	(80)	(10,244)	(25)
30-Year U.S. Treasury Bond	December 2018	(65)	(9,374)	(33)
Ultra Long U.S. Treasury Bond	December 2018	(49)	(7,806)	(22)
				(100)
				(143)

California Long-Term Tax-Exempt Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of August 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	4,025,296	—
Futures Contracts—Assets[1]	79	—	—
Futures Contracts—Liabilities[1]	(13)	—	—
Total	66	4,025,296	—
1 Represents variation margin on the last day of the reporting period.

Vanguard California Intermediate-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of August 31, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
California (99.0%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/23	700	779
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/24	1,195	1,326
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	6.000%	7/1/31	2,750	3,000
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/32	1,060	1,130
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	5.000%	11/15/35	3,250	3,516
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/20	850	903
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/22	555	615
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/23	1,000	1,102
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/24	1,265	1,385
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Odd Fellows Home)	5.000%	4/1/32	7,250	8,025
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/21	1,000	1,088
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.250%	8/1/23	1,000	1,099
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/24	960	1,048
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/25	950	1,038
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/26	2,490	2,718
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/28	900	983
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	6.000%	8/1/30	18,140	20,216
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/31	1,000	1,107
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/32	1,000	1,105
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/34	1,780	1,958
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/21	275	300

ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/22	350	389
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/23	370	419
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/24	395	453
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/25	505	574
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/26	675	770
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/28	1,150	1,297
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/29	985	1,106
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/30	1,405	1,572
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/31	495	553
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/32	520	582
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/27 (15)	750	857
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/28 (15)	1,000	1,139
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/30 (15)	1,680	1,897
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/31 (15)	1,640	1,844
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/32 (15)	3,000	3,363
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/33 (15)	2,375	2,658
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/18 (2)(ETM)	230	230
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/18 (2)	90	90
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (2)(ETM)	13,240	13,024
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (2)	1,050	1,022

Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)(ETM)	13,780	13,299
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	285	269
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/21	1,485	1,565
Alameda CA Corridor Transportation Authority
Revenue	4.000%	3/1/22	5,540	5,970
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/22	6,185	6,831
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/22	2,220	2,495
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/23	2,145	2,308
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/23	2,160	2,479
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/24	1,460	1,662
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/25	2,610	3,001
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/29 (2)	30,240	20,172
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	9,110	5,797
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/34	13,435	15,092
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35	15,825	17,729
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/36	13,495	15,078
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/32	7,000	7,920
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/33	8,415	9,495
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/34	4,640	5,216
Alameda County CA Unified School District GO	5.000%	8/1/34	2,890	3,312
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/22 (15)	500	560
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/23 (15)	800	916
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/24 (15)	1,000	1,166
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/25 (15)	1,275	1,511
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/26 (15)	1,180	1,389
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/32 (15)	2,745	3,151
Alvord CA Unified School District GO	5.900%	2/1/21 (14)	2,230	2,436
Alvord CA Unified School District GO	5.000%	8/1/23 (4)	530	606
Alvord CA Unified School District GO	5.900%	2/1/24 (4)	3,865	4,336
Alvord CA Unified School District GO	5.000%	8/1/24 (4)	650	757
Alvord CA Unified School District GO	5.000%	8/1/27 (4)	1,100	1,328
Alvord CA Unified School District GO	5.000%	8/1/28 (4)	1,325	1,617
Alvord CA Unified School District GO	5.000%	8/1/29 (4)	1,500	1,818
Alvord CA Unified School District GO	5.000%	8/1/30 (4)	1,950	2,353

Alvord CA Unified School District GO	5.000%	8/1/31 (4)	1,750	2,099
Alvord CA Unified School District GO	5.000%	8/1/32 (4)	1,300	1,553
Anaheim CA City School District GO	0.000%	8/1/27 (14)	11,075	8,392
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/21	3,815	4,194
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/21	1,000	1,099
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/21 (Prere.)	830	914
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/21 (Prere.)	3,225	3,550
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/21 (Prere.)	1,910	2,103
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/21 (Prere.)	1,110	1,222
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/21 (Prere.)	1,850	2,037
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/22	2,370	2,666
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/23	4,000	4,544
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/24	4,000	4,529
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/24	1,125	1,316
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/25	5,280	5,964
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/26	5,290	5,960
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/26	3,165	3,796
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/27	2,035	2,471
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/28	4,035	4,526
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/28	1,250	1,537
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/31	11,000	12,277

Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/31	2,500	2,722
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/32	6,000	6,683
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/32	1,495	1,626
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/33	2,590	2,813
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/34	4,350	4,717
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/34	5,380	5,965
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/36	1,125	1,217
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/31	300	327
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/32	300	327
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/33	765	833
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/34	1,000	1,088
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/35	505	549
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/36	500	543
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	4/1/21 (Prere.)	5,585	6,104
Anaheim CA Public Financing Authority
Revenue (Electric System)	4.000%	10/1/31	12,000	12,612
1 Anaheim CA Public Financing Authority TOB
VRDO	1.660%	9/7/18	3,000	3,000
Arcadia CA Unified School District GO	4.000%	8/1/28	2,125	2,335
Arcadia CA Unified School District GO	4.000%	8/1/29	2,675	2,917
Azusa CA Unified School District GO	5.000%	8/1/29	500	553
Azusa CA Unified School District GO	5.000%	8/1/30	500	552
Azusa CA Unified School District GO	4.000%	8/1/31 (4)	3,995	4,306
Azusa CA Unified School District GO	5.000%	8/1/31	515	568
Azusa CA Unified School District GO	5.000%	8/1/32	600	660
Azusa CA Unified School District GO	5.000%	8/1/33	950	1,044
Azusa CA Unified School District GO	5.000%	8/1/34	1,055	1,158
Azusa CA Unified School District GO	5.000%	8/1/35	1,165	1,278
Azusa CA Unified School District GO	5.000%	8/1/36	1,000	1,096
Azusa CA Unified School District GO	5.000%	8/1/37	650	712
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/19 (Prere.)	75	77
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/19 (Prere.)	11,355	11,608
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	5,000	5,709

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	7,850	8,963
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	7,645	8,728
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	6,300	7,008
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/28	5,030	5,573
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/29	10,035	11,223
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/29	7,100	7,862
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/30	13,000	14,265
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/30	16,700	18,455
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/31	2,060	2,242
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/31	4,000	4,173
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	16,195	17,862
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/34	25,395	27,064
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/35	22,770	24,161
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/37	33,750	35,424
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/38	9,050	9,464
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.375%	4/1/20	11,000	10,963
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	25,000	25,075
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	39,590	39,726
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.260%	4/1/21	20,500	20,727
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.460%	5/1/23	19,000	19,425
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.460%	5/1/23	4,350	4,447
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/24	33,140	32,708
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.660%	4/1/24	6,100	6,296
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	46,780	45,946
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	11,250	11,631
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/21	5,500	6,019
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/24	5,110	5,785

Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	0.000%	8/1/29 (2)	3,065	2,106
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/24 (4)	1,000	1,165
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/25 (4)	1,445	1,674
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/26 (4)	2,000	2,305
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/27 (4)	2,375	2,732
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/29 (4)	1,240	1,415
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/30 (4)	750	851
Brentwood CA Infrastructure Financing Authority
Water Revenue	5.000%	7/1/23	400	460
Brentwood CA Infrastructure Financing Authority
Water Revenue	5.000%	7/1/24	510	597
Brentwood CA Infrastructure Financing Authority
Water Revenue	5.000%	7/1/25	510	594
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/30	1,700	1,787
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/31	1,980	2,075
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/32	2,085	2,171
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/33	2,165	2,243
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/34	2,210	2,281
Burbank CA Redevelopment Agency Tax
Allocation Revenue	5.000%	12/1/20 (15)	1,610	1,731
Burbank CA Redevelopment Agency Tax
Allocation Revenue	5.000%	12/1/21 (15)	1,350	1,491
Burbank CA Unified School District GO	0.000%	8/1/20 (14)	3,835	3,710
4 Burbank CA Unified School District GO	0.000%	8/1/32	3,655	3,253
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/21	1,300	1,396
California County CA Tobacco Securitization
Agency Revenue	5.250%	6/1/21	7,595	7,645
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/22	1,000	1,096
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/23	2,400	2,676
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/24	3,840	4,333
California Department of Veterans Affairs Home
Purchase Revenue	3.500%	12/1/45	4,565	4,705
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	19,610	20,071
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	1,215	1,244
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	24,410	25,834
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	43,330	45,858

California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	6,715	7,103
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	3,100	3,279
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	6,510	7,108
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	1,755	1,857
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	15,305	16,711
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	4,145	4,376
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	32,020	35,870
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (Prere.)	7,960	8,308
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (Prere.)	840	877
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (ETM)	10	10
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19	4,340	4,534
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19	2,065	2,157
California Department of Water Resources
Water System Revenue (Central Valley
Project)	4.000%	12/1/20	4,000	4,228
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/20 (ETM)	30	32
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/20	1,220	1,316
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/20	4,560	4,921
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	25	27
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	30	32
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	30	32
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	970	1,049
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	1,120	1,212

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	1,155	1,249
2 California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	1,850	2,001
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	3,355	3,625
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	3,455	3,734
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	2,905	3,139
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (ETM)	1,045	1,152
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21	4,600	5,109
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (Prere.)	2,720	3,009
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (Prere.)	3,910	4,325
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21	2,410	2,676
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (Prere.)	3,320	3,656
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (Prere.)	3,500	3,854
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21	3,430	3,809
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22 (ETM)	1,105	1,247
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22 (Prere.)	505	570
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22	4,895	5,570
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22	3,000	3,414
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/23 (ETM)	55	63
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/23	1,450	1,686

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (ETM)	30	35
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	5	6
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	10	12
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24	2,365	2,799
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/25	3,025	3,634
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	2,045	2,410
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	3,010	3,657
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	4,065	4,782
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	2,985	3,666
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	30	33
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	625	763
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	7,750	8,673
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	30	33
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	1,045	1,270
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/30	2,555	3,086
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/32	2,375	2,849
California Department of Water Resources
Water System Revenue (Central Valley
Project)	4.000%	12/1/33	6,900	7,467
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/34	560	667
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/35	1,045	1,241

1 California Department of Water Resources
Water System Revenue (Central Valley
Project) TOB VRDO	1.510%	9/7/18 (Prere.)	3,985	3,985
California Economic Recovery GO	5.000%	7/1/19 (ETM)	32,330	33,283
2 California Economic Recovery GO	5.000%	7/1/19 (Prere.)	43,745	45,035
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	28,845	29,754
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	16,540	17,061
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/22	400	447
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/24	450	518
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/26	505	592
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/27	370	437
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/28	375	447
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/29	365	432
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/30	530	624
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/31	1,330	1,558
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/32	1,420	1,659
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/34	1,210	1,400
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/35	1,335	1,540
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/37	1,265	1,449
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/19	1,085	1,095
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/20	1,040	1,076
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/21	800	845
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/22	1,215	1,306
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/23	1,800	1,967
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/24	1,900	2,102
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/25	1,035	1,157
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/26	1,020	1,218
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/30	1,765	2,065
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/31	1,895	2,209
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/32	2,000	2,322
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/33	3,590	3,781
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/34	3,350	3,519

California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/20	790	832
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/23	1,195	1,303
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/24	380	412
California Educational Facilities Authority
Revenue (College of Arts)	5.250%	6/1/30	1,150	1,250
California Educational Facilities Authority
Revenue (Loyola Marymount University)	0.000%	10/1/36 (14)	4,585	2,277
5 California Educational Facilities Authority
Revenue (Mount St. Mary's University)	5.000%	10/1/24	180	209
5 California Educational Facilities Authority
Revenue (Mount St. Mary's University)	5.000%	10/1/25	110	129
5 California Educational Facilities Authority
Revenue (Mount St. Mary's University)	5.000%	10/1/26	110	131
5 California Educational Facilities Authority
Revenue (Mount St. Mary's University)	5.000%	10/1/28	300	363
5 California Educational Facilities Authority
Revenue (Mount St. Mary's University)	5.000%	10/1/31	850	1,010
5 California Educational Facilities Authority
Revenue (Mount St. Mary's University)	5.000%	10/1/32	445	527
5 California Educational Facilities Authority
Revenue (Mount St. Mary's University)	5.000%	10/1/37	885	1,028
5 California Educational Facilities Authority
Revenue (Mount St. Mary's University)	5.000%	10/1/38	620	718
California Educational Facilities Authority
Revenue (Occidental College)	4.000%	10/1/18	270	271
California Educational Facilities Authority
Revenue (Occidental College)	4.000%	10/1/19	200	206
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/20	290	310
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/21	145	160
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/22	125	141
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/23	130	150
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/24	340	398
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/26	260	307
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/27	250	295
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/28	300	361
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/29	390	466
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/30	485	576
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/31	1,030	1,189
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/31	555	656
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/32	1,000	1,151

California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/33	1,545	1,772
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/33	775	910
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/34	2,625	3,000
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/34	905	1,060
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/35	3,180	3,622
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/35	430	501
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/36	1,120	1,298
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/37	530	613
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/25	5,125	6,145
1 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	1.580%	9/7/18	11,242	11,242
1 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	1.590%	9/7/18	614	614
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/20	1,770	1,893
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/21	2,100	2,305
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/22	2,130	2,391
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/23	1,870	2,142
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/24	2,500	2,904
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/25	2,365	2,784
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/31	1,005	1,152
California GO	5.500%	4/1/19	11,245	11,506
California GO	6.500%	4/1/19 (Prere.)	12,300	12,662
California GO	4.000%	9/1/19	2,100	2,152
California GO	5.000%	10/1/19	21,000	21,788
California GO	5.000%	2/1/20	2,950	3,094
California GO	5.250%	2/1/20	7,500	7,892
California GO	5.000%	3/1/20	19,535	20,544
California GO	5.000%	8/1/20	35	35
California GO	5.000%	9/1/20	17,445	18,626
California GO	5.000%	9/1/20	3,690	3,940
California GO	5.000%	9/1/20	6,000	6,406
California GO	5.000%	10/1/20	5,555	5,949
California GO	5.250%	10/1/20	4,500	4,684
California GO	5.000%	11/1/20	47,795	51,318
California GO	5.000%	2/1/21	2,000	2,163
California GO	5.000%	3/1/21	2,250	2,372
California GO	5.000%	4/1/21	2,240	2,433
California GO	5.500%	4/1/21	2,055	2,102
California GO	5.000%	9/1/21	13,715	15,062

California GO	5.000%	9/1/21	1,310	1,439
California GO	5.000%	9/1/21	9,800	10,763
California GO	5.000%	10/1/21	64,130	70,600
California GO	5.000%	10/1/21	2,575	2,835
California GO	5.000%	11/1/21	2,820	3,111
California GO	5.000%	2/1/22	1,210	1,342
California GO	5.000%	2/1/22	8,155	9,047
California GO	5.000%	4/1/22	4,550	5,070
California GO	5.000%	9/1/22	12,710	14,300
California GO	5.000%	9/1/22	9,525	10,717
California GO	5.250%	9/1/22	17,450	19,800
California GO	5.000%	10/1/22	50,120	56,516
California GO	5.000%	10/1/22	15,000	16,914
California GO	5.000%	11/1/22	31,890	36,026
California GO	5.000%	2/1/23	15,020	17,040
California GO	5.000%	2/1/23	15,925	17,640
California GO	5.000%	8/1/23	11,055	12,675
California GO	5.000%	8/1/23	3,350	3,841
California GO	5.000%	9/1/23	7,110	7,985
California GO	5.000%	9/1/23	10,160	11,668
California GO	5.250%	9/1/23	2,550	2,821
California GO	5.000%	10/1/23	15,725	18,088
California GO	5.000%	10/1/23	12,580	14,470
California GO	5.000%	10/1/23	3,225	3,710
California GO	5.000%	10/1/23	875	1,006
California GO	5.000%	11/1/23	20,000	23,052
California GO	5.000%	11/1/23	2,280	2,628
California GO	5.000%	2/1/24	11,215	12,718
California GO	5.000%	3/1/24	3,000	3,158
California GO	5.000%	8/1/24	1,025	1,195
California GO	5.000%	8/1/24	25	25
California GO	5.000%	8/1/24	1,495	1,744
California GO	5.000%	9/1/24	1,105	1,291
California GO	5.000%	9/1/24	10,000	11,226
California GO	5.000%	10/1/24	8,725	10,204
California GO	5.000%	11/1/24	5,000	5,372
California GO	5.000%	11/1/24	1,900	2,225
California GO	5.000%	12/1/24	30,875	35,609
California GO	5.000%	2/1/25	12,950	14,299
California GO	5.500%	2/1/25	10,105	12,174
California GO	5.000%	8/1/25	10,185	12,067
California GO	5.000%	8/1/25	45	45
California GO	5.000%	8/1/25	1,520	1,801
California GO	5.000%	9/1/25	2,190	2,512
California GO	5.000%	9/1/25	1,500	1,504
California GO	5.000%	9/1/25	2,185	2,450
California GO	5.000%	9/1/25	4,865	5,771
California GO	5.000%	10/1/25	13,955	16,571
California GO	5.000%	10/1/25	13,865	15,732
California GO	5.000%	11/1/25	1,520	1,630
California GO	5.000%	11/1/25	14,205	16,625
California GO	5.000%	11/1/25	12,000	14,274
California GO	5.000%	3/1/26	5,000	5,250
California GO	5.000%	8/1/26	18,265	21,928
California GO	5.000%	8/1/26	20,480	24,587
California GO	5.000%	9/1/26	2,500	2,506
California GO	5.000%	9/1/26	5,455	6,555

California GO	5.000%	10/1/26	10,015	11,938
California GO	4.000%	11/1/26	2,440	2,755
California GO	5.000%	11/1/26	9,160	11,035
California GO	5.000%	11/1/26	7,500	8,031
California GO	5.750%	4/1/27	31,455	32,210
California GO	3.500%	8/1/27	26,345	28,811
California GO	4.500%	8/1/27	95	95
California GO	5.000%	8/1/27	20,385	24,278
California GO	5.000%	9/1/27	5,500	5,514
California GO	5.000%	10/1/27	8,175	9,670
California GO	5.000%	10/1/27	13,915	15,717
California GO	5.250%	10/1/27	5,000	5,529
California GO	5.000%	11/1/27	5,100	6,221
California GO	5.750%	4/1/28	30,000	30,720
California GO	5.000%	8/1/28	6,510	7,626
California GO	5.000%	8/1/28	20,240	24,365
California GO	5.000%	8/1/28	1,850	2,192
California GO	4.000%	9/1/28	7,000	7,687
California GO	5.000%	9/1/28	17,535	20,789
California GO	5.000%	9/1/28	17,500	17,542
California GO	5.250%	9/1/28	6,000	6,613
California GO	5.000%	11/1/28	12,325	14,877
California GO	5.250%	2/1/29	2,790	3,092
California GO	5.000%	8/1/29	4,000	4,720
California GO	5.000%	8/1/29	44,340	52,316
California GO	5.000%	9/1/29	16,000	16,040
California GO	5.000%	9/1/29	6,000	6,558
California GO	5.000%	9/1/29	6,110	7,215
California GO	5.000%	9/1/29	1,395	1,647
California GO	5.000%	10/1/29	15,000	16,866
California GO	5.000%	10/1/29	18,695	21,915
California GO	5.000%	11/1/29	5,000	5,697
California GO	5.000%	11/1/29	20,820	24,999
California GO	4.500%	12/1/29	2,525	2,795
California GO	5.250%	3/1/30	20,000	21,055
California GO	5.000%	5/1/30	13,870	15,845
California GO	4.500%	8/1/30	40	40
California GO	5.000%	8/1/30	6,530	7,674
California GO	5.000%	8/1/30	19,910	23,398
California GO	5.000%	8/1/30	27,055	32,116
California GO	5.000%	9/1/30	10,180	10,204
California GO	5.000%	9/1/30	10,000	10,918
California GO	5.000%	9/1/30	9,180	10,688
California GO	5.250%	9/1/30	5,000	5,724
California GO	5.000%	10/1/30	5,800	6,679
California GO	4.000%	11/1/30	14,470	15,876
California GO	5.000%	11/1/30	8,740	10,400
California GO	5.000%	12/1/30	3,760	4,282
California GO	5.750%	4/1/31	37,030	37,919
California GO	5.000%	5/1/31	13,010	14,818
California GO	5.000%	8/1/31	22,275	26,072
California GO	5.000%	8/1/31	10,015	11,501
California GO	5.250%	8/1/31	5,755	6,765
California GO	5.000%	9/1/31	3,050	3,575
California GO	5.000%	9/1/31	7,000	7,640
California GO	5.000%	10/1/31	5,500	6,314
California GO	4.000%	11/1/31	15,000	16,381

California GO	5.000%	11/1/31	1,670	1,980
California GO	5.000%	12/1/31	6,000	6,820
California GO	5.000%	12/1/31	6,500	7,405
California GO	5.000%	2/1/32	2,540	2,786
California GO	5.000%	8/1/32	25,085	29,559
California GO	5.000%	8/1/32	5,000	5,778
California GO	5.250%	8/1/32	2,025	2,373
California GO	5.000%	9/1/32	15,070	17,617
California GO	5.000%	10/1/32	23,535	26,973
California GO	4.000%	11/1/32	12,110	13,184
California GO	5.000%	2/1/33	1,760	1,961
California GO	5.000%	2/1/33	1,750	1,917
California GO	5.000%	3/1/33	3,395	3,883
California GO	6.000%	3/1/33	12,000	12,777
California GO	6.500%	4/1/33	10,415	10,705
California GO	4.000%	8/1/33	15,025	16,163
California GO	5.000%	8/1/33	1,500	1,710
California GO	5.000%	8/1/33	1,170	1,361
California Go	5.000%	8/1/33	3,000	3,522
California GO	5.000%	9/1/33	25,075	29,214
California GO	5.000%	9/1/33	3,830	4,322
California GO	4.000%	11/1/33	12,500	13,546
California GO	5.000%	12/1/33	3,120	3,549
California GO	4.000%	8/1/34	18,000	19,297
California GO	5.000%	8/1/34	15,125	17,705
California GO	4.000%	9/1/34	26,055	27,951
California GO	4.000%	9/1/34	4,725	5,069
California GO	5.000%	9/1/34	10,655	12,372
California GO	5.000%	10/1/34	9,200	10,494
California GO	5.000%	8/1/35	10,000	11,460
California GO	5.000%	8/1/35	9,015	10,426
California GO	4.000%	9/1/35	3,390	3,624
California GO	5.000%	9/1/35	10,000	11,581
California GO	5.000%	9/1/35	9,885	11,447
California GO	5.000%	10/1/35	17,500	20,136
California GO	5.000%	11/1/35	3,810	4,463
California GO	5.000%	11/1/35	1,000	1,171
California GO	5.000%	9/1/36	10,705	12,364
California GO	4.000%	11/1/36	7,000	7,487
California GO	5.000%	11/1/36	4,180	4,881
California GO	5.000%	11/1/37	9,000	10,486
3 California GO PUT	2.287%	12/3/18	1,000	1,000
California GO PUT	3.000%	12/1/19	52,000	52,501
California GO PUT	4.000%	12/1/21	21,905	23,271
1 California GO TOB VRDO	1.540%	9/7/18	2,825	2,825
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/20	1,075	1,130
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/22	1,200	1,277
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/23	1,810	1,951
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/24	3,325	3,617
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/25	3,025	3,316
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/25	5,700	6,353

California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/26	2,190	2,410
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/26	2,000	2,226
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/27	4,105	4,456
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/28	1,240	1,339
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/31	2,100	2,233
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/32	2,375	2,514
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	23,515	24,476
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	2,500	2,634
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/34	3,000	3,148
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/35	3,200	3,345
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/19	215	218
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	7/1/19 (ETM)	1,000	1,029
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/19 (Prere.)	4,260	4,417
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/20	4,760	4,984
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/21	3,830	4,117
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	8,010	8,623
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/23	1,605	1,728
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.500%	7/1/25	5,175	5,191
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	19,820	20,416
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	7,500	8,089
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/19	1,000	1,033
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/20	2,130	2,271
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/21	2,015	2,202
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/26	6,980	8,238
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/29	7,250	8,494
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/31	1,760	2,051
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/35	14,100	14,785
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/36	12,500	13,089

California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/22	3,500	3,879
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,420	1,572
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/24	7,410	8,159
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/27	4,000	4,361
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	3,140	3,409
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/32	365	417
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/33	620	705
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	4.000%	8/15/34	820	853
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/35	3,650	4,124
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/36	4,100	4,619
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/37	1,335	1,501
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	6.250%	11/1/29	5,000	5,274
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.000%	11/1/31	2,000	2,185
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/19	300	307
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/21	450	484
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/22	875	960
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/23	760	846
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/25	310	342
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/26	805	885
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/19	800	831
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	4.000%	11/15/20	750	786
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/21	1,455	1,595
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/23	1,520	1,705
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/24	1,700	1,904
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/25	2,525	2,822
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/32	12,500	13,836
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	3,520	3,890

California Health Facilities Financing Authority
Revenue (El Camino Hospital)	3.000%	2/1/19	1,235	1,242
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	4.000%	2/1/20	1,715	1,769
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/27	1,250	1,495
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/28	1,350	1,583
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/28	3,000	3,426
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/29	2,525	2,949
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/29	1,000	1,138
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/30	2,205	2,497
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/31	5,930	6,694
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/32	2,610	2,936
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/33	3,025	3,467
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/33	3,295	3,695
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/34	2,510	2,866
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/34	2,400	2,684
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/35	3,500	3,986
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/35	4,020	4,483
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/36	3,000	3,407
1 California Health Facilities Financing Authority
Revenue (Kaiser Credit Group) TOB VRDO	1.560%	9/7/18	8,000	8,000
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	5.000%	11/1/27	33,270	40,647
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	4.000%	11/1/38	25,000	25,892
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	5,000	5,619
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	40,000	44,948
1 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	1.560%	9/7/18	10,025	10,025
1 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	1.580%	9/7/18	5,500	5,500
1 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	1.610%	9/7/18 LOC	7,435	7,435
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	4.000%	8/15/19	500	511
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/21	950	1,039

California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/21	505	551
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/22	560	627
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/22	365	408
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/23	340	388
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/30	1,680	1,956
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/31	1,300	1,508
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/32	1,780	2,054
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/33	1,610	1,852
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	4.000%	8/15/34	1,500	1,543
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	11/15/34	400	464
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	11/15/35	550	636
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	11/15/36	1,050	1,211
1 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	1.580%	9/7/18	7,705	7,705
1 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	1.580%	9/7/18	2,060	2,060
1 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	1.590%	9/7/18	6,540	6,540
1 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	1.590%	9/7/18	4,000	4,000
1 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	1.590%	9/7/18	6,665	6,665
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/24	850	994
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/25	425	495
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/26	775	895

California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/19	1,520	1,559
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/19	1,000	1,036
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/20	1,835	1,924
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/21	1,055	1,126
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/21	1,055	1,157
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/22	2,250	2,439
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/22	2,450	2,751
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/24	5,000	5,598
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	5,000	5,596
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/20	300	319
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/21	465	508
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/22	175	196
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/24	370	430
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/25	500	591
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/26	750	873
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/28	880	1,015
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/29	855	983
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/31	870	994
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/18 (Prere.)	4,000	4,014
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/18 (Prere.)	3,030	3,041
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/25	2,610	3,041
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/26	2,700	3,122
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/28	1,840	2,116
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/30	4,000	4,570

California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/31	5,000	5,688
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	5,045	5,718
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/34	5,650	6,400
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	5.000%	10/1/30	2,015	2,343
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	5.000%	10/1/31	2,200	2,544
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/34	2,250	2,359
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/35	8,010	8,375
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/36	3,425	3,571
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	1.250%	10/1/20	19,405	19,193
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	2.000%	10/1/25	16,000	15,373
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/20	500	532
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.500%	8/15/26	6,000	6,607
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/31	2,865	3,102
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/18	3,000	3,008
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/25	760	835
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/27	860	944
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/28	1,175	1,289
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/32	1,000	1,094
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/29	4,995	5,639
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	10,000	10,336
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/33	6,485	7,255
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	13,325
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/19	2,000	2,064
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.250%	11/15/20 (Prere.)	2,000	2,161
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	4.000%	8/15/21	2,250	2,396

California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/23	1,855	2,079
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/19	2,000	2,067
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/20	2,200	2,346
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/20 (Prere.)	4,750	5,113
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/20 (Prere.)	5,000	5,418
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/21	1,320	1,443
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/21	3,930	4,324
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/21	500	550
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/22	1,185	1,297
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/22	200	225
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/22	2,075	2,336
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/23	300	345
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/23	2,500	2,875
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/24	420	491
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/24	2,500	2,921
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/24	1,075	1,256
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/25	485	575
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/25	2,510	2,975
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/25	650	770
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/26	400	473
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/26	2,750	3,299
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/26	1,085	1,302
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/27	525	616
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/27	1,000	1,215
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/28	540	629
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/28	1,250	1,476
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/28	820	981
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/29	875	1,028

California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/30	1,180	1,379
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/31	5,555	6,074
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/31	1,225	1,426
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/31	1,335	1,572
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/32	1,425	1,654
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/32	1,770	2,077
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/33	3,580	4,142
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/34	4,000	4,612
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/35	5,000	5,807
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/35	3,195	3,674
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/35	5,200	6,039
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/36	3,625	4,194
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/36	3,090	3,541
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/36	6,700	7,752
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/37	3,010	3,472
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/37	5,000	5,768
California Health Facilities Financing Authority
Revenue (Sutter Health) PUT	1.000%	8/15/19	6,000	5,952
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/20	200	213
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/21	300	326
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/22	255	283
California Infrastructure & Economic
Development Bank Revenue	4.000%	10/1/22	1,000	1,093
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/22	7,880	8,925
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/22	1,400	1,586
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/23	250	283
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/23	4,000	4,633
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/23	1,800	2,085
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/24	600	692
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/24	1,300	1,537

California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/24	3,990	4,716
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/24	1,175	1,389
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/25	1,525	1,832
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/25	5,000	6,006
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/26	770	912
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/26	1,510	1,840
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/27	1,775	2,091
California Infrastructure & Economic
Development Bank Revenue	4.000%	7/1/29	910	984
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/20	1,000	1,073
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/21	810	893
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/29	1,500	1,702
3 California Infrastructure & Economic
Development Bank Revenue (Academy of
Sciences)	1.832%	8/1/21	7,360	7,349
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	10,000	11,067
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) PUT	1.750%	6/1/22	4,000	3,753
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	5.000%	9/1/26	860	1,020
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	5.000%	9/1/27	840	992
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	5.000%	9/1/28	555	652
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	5.000%	9/1/29	1,000	1,171
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	4.000%	9/1/31	1,760	1,885
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	5.000%	9/1/32	1,215	1,405

California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	4.000%	9/1/34	715	756
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	4.000%	9/1/35	750	790
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/28	1,055	1,244
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/29	740	869
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/30	1,080	1,262
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/31	1,225	1,424
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/32	1,140	1,324
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/33	1,110	1,285
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/34	2,850	3,288
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/19	1,560	1,596
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/20	1,070	1,130
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/21	1,000	1,082
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/22	1,500	1,660
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/23	1,150	1,300
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/24	1,300	1,490
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/25	1,365	1,588
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/26	1,430	1,677
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/26	1,190	1,395
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/27	1,500	1,756

California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/30	1,500	1,728
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/31	1,000	1,148
California Infrastructure & Economic
Development Bank Revenue (Segerstrom
Center for the Arts Project)	5.000%	1/1/25	11,050	12,691
California Infrastructure & Economic
Development Bank Revenue (University of
California)	5.000%	5/15/36	1,780	2,084
California Infrastructure & Economic
Development Bank Revenue (University of
California)	5.000%	5/15/37	2,500	2,920
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.375%	2/1/19 (Prere.)	16,610	16,879
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	4.000%	8/15/19	635	647
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	4.000%	8/15/20	865	894
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	4.000%	8/15/21	900	942
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/21	1,130	1,216
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	4.000%	8/15/22	690	729
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/22	325	356
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/23	400	444
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/24	1,025	1,149
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/26	1,130	1,286
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/30	1,000	1,100
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/31	600	675
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	4.000%	8/15/37	1,000	1,014
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/24	1,610	1,879

California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/26	5,370	6,311
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/31	3,955	4,177
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/32	4,220	4,449
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/33	4,390	4,615
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/19	1,450	1,477
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/20	1,760	1,844
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/21	1,300	1,395
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/22	1,000	1,095
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/23	1,285	1,432
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/24	1,325	1,495
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/25	1,180	1,345
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/35	2,490	2,727
California Municipal Finance Authority Revenue
(Biola University)	4.000%	10/1/19	205	210
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/21	375	409
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/22	130	145
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/24	375	430
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/25	305	353
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/29	410	477
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/29	660	731
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/30	585	678
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/30	500	552
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/31	1,050	1,210
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/32	1,190	1,368
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/34	570	651
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/35	1,100	1,253
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/36	645	733
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/23	225	254
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/24	275	314

California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/25	275	317
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/26	300	348
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/27	900	1,053
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/28	450	531
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/29	225	263
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/30	225	262
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/31	225	261
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/33	225	260
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/35	225	259
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/37	300	343
California Municipal Finance Authority Revenue
(Channing House Project)	5.000%	5/15/32	355	412
California Municipal Finance Authority Revenue
(Channing House Project)	5.000%	5/15/37	250	287
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/19	500	507
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/20	2,005	2,088
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/20	625	651
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/21	1,000	1,068
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/21	1,000	1,068
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/22	1,000	1,090
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/22	500	545
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/23	1,000	1,111
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/23	835	928
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/24	500	564
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/24	3,435	3,878

California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/25	650	744
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/25	1,700	1,945
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/26	700	795
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/26	2,025	2,342
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/27	600	679
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/27	1,500	1,743
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/28	750	846
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/29	1,895	2,126
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/31	3,470	3,855
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/32	3,655	4,047
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/32	3,620	4,105
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/33	3,835	4,234
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/33	3,225	3,640
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/34	4,035	4,445
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/34	4,250	4,776
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/35	4,000	4,397
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/35	4,675	5,232
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/36	2,000	2,229
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/37	1,500	1,666

California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/20 (ETM)	1,375	1,458
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.125%	7/1/20 (Prere.)	2,150	2,284
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/24	1,000	1,124
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/25	1,350	1,530
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/27	700	802
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/28	1,365	1,556
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/29	1,520	1,721
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/30	770	868
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/30	1,000	1,128
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/31	1,000	1,123
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/31	1,000	1,123
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/32	900	1,007
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/33	1,500	1,673
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/33	1,030	1,149
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/34	1,575	1,752
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/35	2,000	2,215
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/35	1,745	1,932
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/36	1,800	1,988
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/36	1,900	2,098
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/37	1,510	1,664
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/25	650	738
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/26	1,975	2,265
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/27	1,170	1,355
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/28	680	794
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/29	500	581
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/30	600	694
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/31	1,020	1,174
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/32	645	740

California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/33	700	800
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/34	1,000	1,141
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/36	1,750	1,984
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/37	1,000	1,130
California Municipal Finance Authority Revenue
(Institute on Aging Project)	5.000%	8/15/26	630	754
California Municipal Finance Authority Revenue
(Institute on Aging Project)	5.000%	8/15/28	940	1,126
California Municipal Finance Authority Revenue
(Institute on Aging Project)	5.000%	8/15/30	1,435	1,687
California Municipal Finance Authority Revenue
(Institute on Aging Project)	5.000%	8/15/31	1,380	1,614
California Municipal Finance Authority Revenue
(Institute on Aging Project)	5.000%	8/15/35	975	1,124
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	4.000%	11/1/22	1,000	1,048
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	4.000%	11/1/23	2,465	2,596
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/23	1,000	1,101
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/24	1,825	2,027
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/24	1,000	1,110
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/25	1,000	1,119
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/25	1,000	1,119
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/26	1,000	1,124
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/26	1,000	1,124
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/27	1,000	1,129
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/27	1,500	1,675
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/28	3,500	3,968
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/28	1,500	1,666
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.250%	11/1/29	1,250	1,401
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/30	1,450	1,593
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.250%	11/1/31	1,250	1,391
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.250%	11/1/36	8,500	9,326
California Municipal Finance Authority Revenue
(Pomona College)	5.000%	1/1/32	1,150	1,377
California Municipal Finance Authority Revenue
(Pomona College)	5.000%	1/1/33	510	608

California Municipal Finance Authority Revenue
(Pomona College)	3.000%	1/1/34	1,250	1,196
California Municipal Finance Authority Revenue
(Pomona College)	3.125%	1/1/36	1,525	1,463
California Municipal Finance Authority Revenue
(Pomona College)	4.000%	1/1/37	1,400	1,492
California Municipal Finance Authority Revenue
(Pomona College)	4.000%	1/1/38	1,835	1,951
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/24	300	341
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/25	400	459
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/26	475	549
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/27	650	757
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/28	450	527
California Municipal Finance Authority Revenue
(University of La Verne)	4.000%	6/1/19	400	407
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/19 (ETM)	2,375	2,437
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/20	300	318
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/21	350	379
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/22	250	276
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/23	625	705
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/24	350	400
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/25	1,000	1,157
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/27	2,565	3,015
California Municipal Finance Authority Student
Housing Revenue (Bowles Hall Foundation)	5.000%	6/1/35	1,270	1,387
California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/31 (15)	1,455	1,662
California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/36 (15)	1,805	2,032
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	1.560%	9/4/18 LOC	55,620	55,620
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/29	700	780
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/30	500	555
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/31	535	592

California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/32	500	551
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/33	500	550
California Public Works Board Lease Revenue	5.000%	3/1/20	7,955	8,351
California Public Works Board Lease Revenue	5.000%	10/1/20	14,810	15,845
California Public Works Board Lease Revenue	5.000%	3/1/21	1,800	1,948
California Public Works Board Lease Revenue	5.000%	10/1/21	7,510	8,253
California Public Works Board Lease Revenue	5.000%	3/1/22	1,600	1,776
California Public Works Board Lease Revenue	5.000%	10/1/22	5,860	6,595
California Public Works Board Lease Revenue	5.000%	10/1/28	13,720	16,538
California Public Works Board Lease Revenue	5.000%	10/1/29	12,260	14,679
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/19	5,380	5,578
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/20	4,180	4,421
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/20	13,000	13,878
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/20	5,655	6,050
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/21	7,375	8,034
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/21	5,945	6,533
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/21	1,425	1,566
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	5/1/22	4,440	4,949
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	9,425	10,525
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/22	3,230	3,627
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/22	6,250	7,034
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/22	1,500	1,688
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	5/1/23	5,295	6,033
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/23	3,270	3,756
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/23	2,350	2,699
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	5/1/24	5,560	6,448
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/24	4,270	4,979
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/24	1,955	2,283
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/25	3,080	3,632
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	5/1/26	5,775	6,890
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	5/1/27	6,435	7,780
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/31	5,000	5,721

California Public Works Board Lease Revenue
(Department of Corrections)	5.750%	10/1/31	6,000	6,673
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/32	5,025	5,738
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/32	5,015	5,806
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/33	5,000	5,694
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/33	3,000	3,464
California Public Works Board Lease Revenue
(Department of Corrections)	4.500%	9/1/35	25,000	26,815
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/19 (Prere.)	5,000	5,133
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/28	5,865	6,592
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/29	8,975	10,074
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/24	400	441
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/25	1,525	1,720
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	1,575	1,749
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/26	1,600	1,797
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	7,000	7,704
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	2,860	3,199
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	4,980	5,476
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	2,500	2,792
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	5,000	5,488
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/32	3,200	3,564
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/33	1,650	1,837
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/20 (ETM)	7,670	8,134
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/20 (ETM)	2,015	2,158
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/21 (ETM)	1,650	1,816
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/27	2,565	3,097
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/28	4,000	4,788
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/29	5,235	6,226
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/30	2,435	2,883
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/32	2,000	2,340

California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/33	2,500	2,914
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/34	2,575	2,993
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	4,000	4,022
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/19 (Prere.)	5,000	5,219
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	1/1/20	10,000	10,444
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/20 (Prere.)	9,065	9,590
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	4,160	4,378
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/20	5,850	6,181
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/20	1,600	1,720
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	5,000	5,531
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (ETM)	5,400	5,974
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	2,645	2,926
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21	2,965	3,273
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21	1,110	1,225
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/22	2,620	2,920
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/22	2,775	3,093
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/22 (Prere.)	3,000	3,378
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/22 (Prere.)	3,000	3,378
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/22	1,575	1,776
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/22	1,195	1,350
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	4,641
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/23	2,765	3,150
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	1,035	1,167
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/24	2,890	3,351
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/24	2,055	2,315
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/25	3,610	4,061
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/26	3,205	3,824
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/27	5,000	5,977

California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/27	3,350	4,050
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/27	5,020	5,998
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/28	3,520	4,311
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/28	4,395	5,112
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/28	16,235	19,278
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/29	3,695	4,413
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/29	1,175	1,361
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/30	14,980	16,069
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/30	1,250	1,440
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	5,595	6,455
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,650	1,836
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/31	7,150	8,249
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/32	14,895	15,813
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/32	4,520	5,328
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/32	11,465	12,771
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/33	4,670	5,385
California School Finance Authority Charter
School Revenue (Aspire Public Schools)	5.000%	8/1/22	1,545	1,670
California School Finance Authority Charter
School Revenue (Aspire Public Schools)	5.000%	8/1/23	800	876
California School Finance Authority Charter
School Revenue (Aspire Public Schools)	5.000%	8/1/24	350	387
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	3,515	3,604
California State University Systemwide Revenue	5.000%	11/1/19	2,300	2,393
California State University Systemwide Revenue	5.000%	11/1/20	1,670	1,796
California State University Systemwide Revenue	5.000%	11/1/22	1,500	1,699
California State University Systemwide Revenue	5.000%	11/1/23	4,020	4,425
California State University Systemwide Revenue	5.000%	11/1/24	2,935	3,224
California State University Systemwide Revenue	5.000%	11/1/24	440	440
California State University Systemwide Revenue	5.000%	11/1/24	4,505	5,313
California State University Systemwide Revenue	5.000%	11/1/25	1,255	1,503
California State University Systemwide Revenue	5.000%	11/1/25	595	595
California State University Systemwide Revenue	5.000%	11/1/26	2,100	2,524
California State University Systemwide Revenue	5.000%	11/1/26	405	405
California State University Systemwide Revenue	5.000%	11/1/27	2,130	2,524
California State University Systemwide Revenue	5.000%	11/1/27	5,740	6,262
California State University Systemwide Revenue	5.000%	11/1/27	160	160
California State University Systemwide Revenue	5.000%	11/1/28	2,635	3,111
California State University Systemwide Revenue	5.000%	11/1/28	5,000	5,783
California State University Systemwide Revenue	4.000%	11/1/29	3,925	4,245
California State University Systemwide Revenue	5.000%	11/1/30	2,920	3,416

California State University Systemwide Revenue	5.000%	11/1/30	2,035	2,397
California State University Systemwide Revenue	5.000%	11/1/30 (4)	250	250
California State University Systemwide Revenue	4.000%	11/1/31	8,145	8,761
California State University Systemwide Revenue	5.000%	11/1/31	8,220	9,637
California State University Systemwide Revenue	5.000%	11/1/31	10,080	11,765
California State University Systemwide Revenue	5.000%	11/1/31	8,900	10,239
California State University Systemwide Revenue	5.000%	11/1/32	12,995	15,130
California State University Systemwide Revenue	5.000%	11/1/32	6,065	7,176
California State University Systemwide Revenue	5.000%	11/1/32	5,080	5,929
California State University Systemwide Revenue	5.000%	11/1/33	5,775	6,703
California State University Systemwide Revenue	5.000%	11/1/33	6,335	7,469
California State University Systemwide Revenue	5.000%	11/1/33	10,135	11,775
California State University Systemwide Revenue	4.000%	11/1/34	10,025	10,692
California State University Systemwide Revenue	5.000%	11/1/34	8,525	10,206
California State University Systemwide Revenue	5.000%	11/1/34	5,000	5,874
California State University Systemwide Revenue	5.000%	11/1/34	5,000	5,721
California State University Systemwide Revenue	4.000%	11/1/35	10,890	11,568
California State University Systemwide Revenue	5.000%	11/1/35	5,000	5,961
California State University Systemwide Revenue	5.000%	11/1/35	13,205	15,224
California State University Systemwide Revenue	5.000%	11/1/35	8,000	9,358
California State University Systemwide Revenue	5.000%	11/1/35	6,775	7,740
California State University Systemwide Revenue	5.000%	11/1/36	10,500	12,448
California State University Systemwide Revenue	5.000%	11/1/36	1,300	1,515
California State University Systemwide Revenue	5.000%	11/1/36	3,000	3,454
California State University Systemwide Revenue	5.000%	11/1/37	10,405	12,305
California State University Systemwide Revenue	5.000%	11/1/37	3,690	4,292
California State University Systemwide Revenue	5.000%	11/1/38	5,495	6,477
California State University Systemwide Revenue
PUT	4.000%	11/1/21	23,465	24,716
California State University Systemwide Revenue
PUT	4.000%	11/1/23	19,435	21,028
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	2.625%	12/1/23	10,500	10,564
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/19	375	382
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/24	1,000	1,074
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/29	1,650	1,754
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/34	3,700	3,890
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	4.000%	3/1/19	500	506
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	4.000%	3/1/20	750	777
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/22	1,500	1,658
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/23	1,535	1,735
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/24	1,095	1,260

5 California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/24	200	230
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/25	765	894
5 California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/25	410	478
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/26	1,500	1,774
5 California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/26	460	543
5 California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/27	615	734
5 California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/28	575	692
5 California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/29	1,000	1,191
5 California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/30	850	1,006
5 California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/31	700	822
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/32	5,000	5,735
5 California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/32	800	936
5 California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/34	1,000	1,160
5 California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/35	1,475	1,705
California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	4.000%	11/1/21	215	224
California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	5.000%	11/1/22	225	244
California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	5.000%	11/1/23	235	258
California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	3.000%	11/1/24	245	244
California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	3.000%	11/1/25	260	258

California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	3.125%	11/1/26	265	262
California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	5.000%	11/1/27	270	306
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/18	275	277
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/19 (4)	250	261
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/20 (4)	210	225
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/21 (4)	200	220
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/22 (4)	200	225
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/23 (4)	400	459
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/24 (4)	500	583
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/27 (4)	1,660	1,888
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/28 (4)	900	1,021
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/34 (4)	2,500	2,800
California Statewide Communities Development
Authority Revenue (Citrus Valley Health
Partners)	5.374%	9/14/18	6,800	6,800
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	4.000%	11/1/18	245	246
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	4.000%	11/1/19	375	385
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/20	100	107
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	4.000%	11/1/21	345	366
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/22	375	418
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/23	275	312

California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/24	320	368
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/25	355	406
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/26	325	370
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/27	750	851
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/28	1,310	1,481
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/29	700	789
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/30	1,040	1,169
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.250%	11/1/30	11,500	12,252
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/31	1,100	1,233
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/32	1,690	1,891
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.500%	7/1/22	2,480	2,354
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.750%	7/1/24	8,230	7,807
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.750%	7/1/25	1,130	1,072
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/30	2,500	2,900
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/31	4,040	4,657
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/33	4,000	4,579
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/34	4,795	5,468
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/35	1,000	1,138
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/27	500	544
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/32	680	730

California Statewide Communities Development
Authority Revenue (Eskaton Properties Inc.
Obligated Group)	5.000%	11/15/23	1,110	1,237
California Statewide Communities Development
Authority Revenue (Eskaton Properties Inc.
Obligated Group)	5.250%	11/15/34	4,350	4,699
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/20	240	253
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/21	170	183
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/22	120	131
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/23	200	223
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/26	350	406
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/27	160	187
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/28	420	487
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/29	470	542
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	4.000%	4/1/32	255	265
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	4.000%	4/1/34	350	360
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	4.000%	4/1/36	630	645
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	4.000%	4/1/37	650	664
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/19	500	513
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/20	325	344
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/20	330	349
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/21	275	298
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/21	305	331
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/22	250	276
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/22	420	464
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/23	665	748
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/23	300	338

California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/24	800	912
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/24	300	342
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/25	1,140	1,297
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/25	300	346
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/26	1,010	1,142
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/26	325	377
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/27	2,020	2,277
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/28	3,000	3,369
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/29	3,000	3,357
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/30	4,575	5,102
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/31	4,000	4,442
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/32	3,790	4,196
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/33	2,500	2,758
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/34	2,000	2,201
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/36	590	670
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/37	500	566
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/38	710	802
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	1.510%	9/7/18	2,400	2,400
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	1.520%	9/7/18	15,055	15,055

5 California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	3/1/23	145	164
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/26	300	335
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/27	350	393
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/28	285	321
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.250%	12/1/29	11,215	12,445
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/33	1,460	1,620
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.250%	12/1/38	2,000	2,227
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/24	150	173
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/25	250	291
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/26	370	435
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/27	250	296
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/28	300	356
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/29	360	426
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/30	250	294
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/31	400	469
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/32	480	561
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/33	450	524
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/20	1,400	1,488
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/21	1,030	1,124
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/22	765	854
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/23	525	598
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/24	760	879

California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/25	1,000	1,172
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/26	1,015	1,202
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/27	1,000	1,197
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/28	780	943
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/19	530	548
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/20	500	533
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/22	1,050	1,175
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	7,500	8,200
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/32	11,820	12,956
California Statewide Communities Development
Authority Revenue (Viamonte Senior Living 1
Inc.)	5.000%	7/1/25	100	118
California Statewide Communities Development
Authority Revenue (Viamonte Senior Living 1
Inc.)	5.000%	7/1/26	175	209
California Statewide Communities Development
Authority Revenue (Viamonte Senior Living 1
Inc.)	5.000%	7/1/27	205	246
California Statewide Communities Development
Authority Revenue (Viamonte Senior Living 1
Inc.)	5.000%	7/1/28	100	120
California Statewide Communities Development
Authority Revenue (Viamonte Senior Living 1
Inc.)	5.000%	7/1/29	365	436
California Statewide Communities Development
Authority Revenue (Viamonte Senior Living 1
Inc.)	5.000%	7/1/30	275	326
California Statewide Communities Development
Authority Revenue (Viamonte Senior Living
Project)	3.000%	7/1/25	8,000	8,124
California Statewide Communities Development
Authority Revenue (Viamonte Senior Living
Project)	3.000%	7/1/26	8,050	8,153
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.000%	11/15/29	2,000	2,109
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/19	500	511
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/20	500	526

California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/21	825	890
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/22	2,515	2,766
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/23	1,250	1,400
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/24	1,250	1,417
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/25	1,000	1,147
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/26	3,410	3,946
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/27	2,015	2,321
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/28	5,000	5,742
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/29	2,000	2,285
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.125%	5/15/31	7,000	7,427
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/32	2,475	2,796
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/33	3,375	3,801
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/34	1,750	1,966
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/35	2,000	2,241
Campbell CA Union High School District GO	5.000%	8/1/33	2,100	2,460

Campbell CA Union High School District GO	5.000%	8/1/34	2,500	2,920
Campbell CA Union High School District GO	5.000%	8/1/35	4,000	4,660
Campbell CA Union High School District GO	5.000%	8/1/36	5,000	5,810
Campbell CA Union High School District GO	4.000%	8/1/37	5,000	5,313
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/18 (15)	2,000	2,000
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/19 (15)	2,080	2,146
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/21 (15)	5,225	5,396
Capistrano CA Unified School District Special
Tax Revenue	4.000%	9/1/22 (15)	6,020	6,143
Capistrano CA Unified School District Special
Tax Revenue	4.000%	9/1/24 (15)	6,860	6,999
Carlsbad CA Unified School District GO	4.000%	5/1/32	575	622
Carlsbad CA Unified School District GO	4.000%	5/1/33	690	742
Carlsbad CA Unified School District GO	4.000%	5/1/34	685	732
Carson CA Redevelopment Agency Tax
Allocation Revenue (Carson Merged &
Amended Project Area)	5.000%	10/1/22	1,130	1,266
Carson CA Redevelopment Agency Tax
Allocation Revenue (Carson Merged &
Amended Project Area)	5.000%	10/1/23	1,170	1,336
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/19 (4)	800	830
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/20 (4)	785	836
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/21 (4)	850	927
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/22 (4)	600	669
Centinela Valley CA Union High School District
GO	4.000%	8/1/30 (4)	2,040	2,209
Centinela Valley CA Union High School District
GO	4.000%	8/1/31 (4)	1,375	1,480
Centinela Valley CA Union High School District
GO	4.000%	8/1/32 (4)	3,355	3,592
Centinela Valley CA Union High School District
GO	4.000%	8/1/33 (4)	1,410	1,503
Centinela Valley CA Union High School District
GO	4.000%	8/1/34 (4)	5,465	5,800
Central CA Unified School District GO	5.500%	8/1/19 (Prere.)	3,000	3,109
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/19	765	788
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.250%	7/1/20	1,025	1,095
Cerritos CA Community College District GO	0.000%	8/1/20	500	484
Cerritos CA Community College District GO	0.000%	8/1/22	500	461
Cerritos CA Community College District GO	0.000%	8/1/23	500	448
Cerritos CA Community College District GO	4.000%	8/1/30	3,480	3,710
Cerritos CA Community College District GO	4.000%	8/1/32	2,260	2,378

Chabot-Las Positas CA Community College
District GO	2.000%	8/1/19	1,000	1,006
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/19	380	389
Chabot-Las Positas CA Community College
District GO	3.000%	8/1/20	1,500	1,546
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/20	525	561
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/23	2,225	2,552
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	2,525	2,877
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	7,500	8,509
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	7,500	8,497
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/32	13,000	14,716
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/33	450	479
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/34	625	662
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/35	600	633
Chaffey CA Community College District GO	5.000%	6/1/32	5,000	5,699
Chaffey CA Union High School District GO	0.000%	8/1/20	400	387
Chaffey CA Union High School District GO	0.000%	8/1/21	500	474
Chaffey CA Union High School District GO	0.000%	8/1/22	500	460
Chaffey CA Union High School District GO	0.000%	8/1/23	600	538
Chaffey CA Union High School District GO	0.000%	8/1/24	500	434
Chaffey CA Union High School District GO	0.000%	8/1/25	655	543
Chaffey CA Union High School District GO	0.000%	8/1/26	1,430	1,137
Chaffey CA Union High School District GO	0.000%	8/1/28	2,000	1,443
Chico CA Unified School District GO	3.000%	8/1/19	1,500	1,522
Chico CA Unified School District GO	4.000%	8/1/20	1,330	1,393
Chico CA Unified School District GO	4.000%	8/1/21	1,200	1,279
Chico CA Unified School District GO	4.000%	8/1/22	410	444
Chico CA Unified School District GO	4.000%	8/1/23	450	494
Chico CA Unified School District GO	5.000%	8/1/29	210	244
Chico CA Unified School District GO	5.000%	8/1/30	330	382
Chico CA Unified School District GO	5.000%	8/1/31	425	489
Chico CA Unified School District GO	5.000%	8/1/32	385	441
Chico CA Unified School District GO	5.000%	8/1/33	750	856
Chico CA Unified School District GO	4.000%	8/1/36	2,025	2,121
Chico CA Unified School District GO	4.000%	8/1/37	2,200	2,298
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/24 (4)	675	772
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/25 (4)	1,000	1,157
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/20 (15)	625	665
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/27 (15)	1,195	1,355
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30 (15)	1,170	1,309
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/18	1,165	1,165

Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/19	2,265	2,341
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/20	1,185	1,256
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/21	2,500	2,713
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/23	2,615	2,942
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.250%	9/1/24	3,225	3,656
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/25	3,495	3,994
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/26	3,685	4,191
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	970	1,100
6 Citrus CA Community College District GO	0.000%	8/1/33	1,000	895
6 Citrus CA Community College District GO	0.000%	8/1/35	3,150	2,805
Clovis CA Unified School District GO	0.000%	8/1/32	4,185	2,610
Clovis CA Unified School District GO	0.000%	8/1/33	2,700	1,604
Clovis CA Unified School District GO	0.000%	8/1/34	2,000	1,130
Clovis CA Unified School District GO	0.000%	8/1/35	2,775	1,498
Clovis CA Wastewater System Revenue	5.000%	8/1/27 (15)	1,015	1,223
Clovis CA Wastewater System Revenue	5.000%	8/1/28 (15)	1,000	1,199
Clovis CA Wastewater System Revenue	5.000%	8/1/31 (15)	1,380	1,633
Clovis CA Wastewater System Revenue	5.000%	8/1/33 (15)	1,780	2,096
Clovis CA Wastewater System Revenue	5.000%	8/1/34 (15)	1,000	1,175
Clovis CA Wastewater System Revenue	5.000%	8/1/35 (15)	1,000	1,171
Clovis CA Wastewater System Revenue	5.000%	8/1/36 (15)	2,000	2,336
Clovis CA Wastewater System Revenue	5.000%	8/1/37 (15)	1,245	1,451
1 Coachella Valley CA Unified School District TOB
VRDO	1.710%	9/7/18 (15)	7,500	7,500
Coast CA Community College District GO	0.000%	8/1/33	8,000	4,504
Coast CA Community College District GO	5.000%	8/1/33	3,000	3,473
Colton CA Joint Unified School District GO	5.000%	8/1/23 (4)	765	874
Colton CA Joint Unified School District GO	5.000%	8/1/25 (4)	1,000	1,134
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/19	1,040	1,072
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/20 (15)	1,230	1,312
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/22 (15)	1,215	1,352
Commerce CA Community Development
Commission Successor Agency Tax
Allocation Revenue	5.000%	8/1/20	915	973
Commerce CA Community Development
Commission Successor Agency Tax
Allocation Revenue	5.000%	8/1/21	500	544
Commerce CA Community Development
Commission Successor Agency Tax
Allocation Revenue	5.000%	8/1/22	335	372
Commerce CA Community Development
Commission Successor Agency Tax
Allocation Revenue	5.000%	8/1/23 (4)	605	686
Conejo Valley CA Unified School District GO	0.000%	8/1/21 (4)	2,000	1,891
Conejo Valley CA Unified School District GO	0.000%	8/1/22 (4)	2,750	2,525
Conejo Valley CA Unified School District GO	0.000%	8/1/23 (4)	2,500	2,224

Conejo Valley CA Unified School District GO	0.000%	8/1/24 (4)	3,000	2,577
Conejo Valley CA Unified School District GO	0.000%	8/1/25 (4)	3,380	2,769
Conejo Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,500	2,737
Conejo Valley CA Unified School District GO	0.000%	8/1/27 (4)	3,000	2,230
Conejo Valley CA Unified School District GO	0.000%	8/1/28 (4)	2,290	1,612
Contra Costa CA Community College District
GO	5.000%	8/1/24	4,140	4,639
Contra Costa CA Community College District
GO	5.000%	8/1/32	3,000	3,387
Contra Costa CA Community College District
GO	5.000%	8/1/33	4,000	4,512
Contra Costa CA Municipal Water District
Revenue	3.000%	10/1/19	10,000	10,131
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/20 (Prere.)	1,080	1,137
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/30	2,000	2,406
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/31	1,275	1,526
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/32	2,000	2,384
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/32	1,600	1,795
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/33	6,060	7,192
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/33	1,800	2,017
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/34	5,665	6,699
Contra Costa County CA Public Financing
Authority Lease Revenue	3.000%	6/1/20	1,000	1,028
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/20	800	849
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/21	800	872
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/22	600	670
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/23	1,130	1,290
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/23	2,410	2,752
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/21	500	544
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23	500	566
Corona-Norco CA Unified School District GO	0.000%	8/1/20 (12)	1,825	1,768
Corona-Norco CA Unified School District GO	0.000%	8/1/21 (12)	2,010	1,903
Corona-Norco CA Unified School District GO	0.000%	8/1/22 (12)	1,700	1,565
Corona-Norco CA Unified School District GO	0.000%	8/1/23 (12)	1,000	895
Corona-Norco CA Unified School District GO	0.000%	8/1/25 (12)	1,325	1,112
Corona-Norco CA Unified School District GO	0.000%	8/1/26 (12)	1,530	1,238
Corona-Norco CA Unified School District GO	0.000%	8/1/27 (12)	1,500	1,172
Corona-Norco CA Unified School District GO	0.000%	8/1/28 (12)	1,290	971
Corona-Norco CA Unified School District GO	4.000%	8/1/33	2,525	2,698
Corona-Norco CA Unified School District GO	4.000%	8/1/33	2,000	2,137
Corona-Norco CA Unified School District GO	4.000%	8/1/34	2,000	2,124
Corona-Norco CA Unified School District GO	4.000%	8/1/34	3,000	3,186

Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/23	1,145	1,295
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/24	1,325	1,490
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/25	2,525	2,823
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/27	1,000	1,109
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/28	1,590	1,763
1 Cotati-Rohnert Park CA Unified School District
GO TOB VRDO	1.610%	9/7/18 (15)	11,000	11,000
Cupertino CA Union School District GO	5.000%	8/1/25	3,235	3,707
Cupertino CA Union School District GO	5.000%	8/1/32	480	567
Cupertino CA Union School District GO	5.000%	8/1/33	545	639
Cupertino CA Union School District GO	5.000%	8/1/34	245	286
Del Mar CA Race Track Authority Revenue	4.000%	10/1/21	1,380	1,444
Del Mar CA Race Track Authority Revenue	5.000%	10/1/24	1,585	1,807
Del Mar CA Race Track Authority Revenue	5.000%	10/1/26	1,745	1,964
Del Mar CA Race Track Authority Revenue	5.000%	10/1/27	1,835	2,049
Del Mar CA Race Track Authority Revenue	5.000%	10/1/29	1,010	1,113
Del Mar CA Race Track Authority Revenue	5.000%	10/1/35	1,665	1,804
Desert CA Community College District GO	4.000%	8/1/19	1,500	1,537
Desert CA Community College District GO	5.000%	8/1/20	1,760	1,880
Dublin CA Community Facilities District
Improvement Area No. 1 Special Tax
Revenue (Dublin Crossing)	5.000%	9/1/27	750	828
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/26	425	509
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/29	550	658
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/31	1,000	1,184
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/33	1,300	1,531
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/34	900	1,057
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/35	670	784
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/36	1,050	1,225
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/37	1,100	1,277
East Bay CA Municipal Utility District Waste
Water System Revenue	5.000%	6/1/35	8,455	9,764
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/20 (Prere.)	2,005	2,126
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/20 (Prere.)	16,020	16,990
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/25	6,425	7,652

East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/28	5,315	6,550
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	3,975	4,636
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32	4,015	4,672
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/33	4,280	4,966
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/34	1,855	2,146
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/35	8,170	9,631
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/35	3,155	3,641
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/36	8,050	9,462
East Bay CA Regional Park District GO	5.000%	9/1/19 (Prere.)	4,030	4,168
East Bay CA Regional Park District GO	5.000%	9/1/28	385	398
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/29	6,070	6,856
East Side CA Union High School District Santa
Clara County GO	4.000%	8/1/33	1,425	1,516
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/29	2,690	3,190
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/30	2,600	3,057
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/31	5,035	5,897
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/32	5,060	5,910
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/33	5,000	5,821
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/19	2,030	2,091
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/20	2,510	2,672
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/22	1,035	1,161
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/24	1,010	1,181
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/25	1,025	1,219
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/26	1,050	1,266
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/27	2,455	2,943
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/28	1,890	2,252
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/29	3,650	4,326
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/31	3,020	3,549
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/32	2,500	2,928
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/33	3,750	4,375

Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/34	4,720	5,488
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/35	4,970	5,760
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/36	2,310	2,668
1,3 Eaton Vance California Municipal Bond Fund II	2.410%	7/1/19	1,350	1,350
El Camino CA Community College District GO	0.000%	8/1/29	8,085	5,862
El Camino CA Community College District GO	0.000%	8/1/32	10,000	6,405
El Camino CA Community College District GO	0.000%	8/1/33	3,500	2,139
El Camino CA Community College District GO	5.000%	8/1/34	1,100	1,271
El Camino CA Community College District GO	5.000%	8/1/35	1,230	1,416
El Camino CA Community College District GO	5.000%	8/1/36	1,400	1,606
El Camino CA Healthcare District GO	4.000%	8/1/33	3,000	3,192
El Dorado CA Irrigation District Revenue	4.500%	3/1/19 (4)	2,000	2,031
El Dorado CA Irrigation District Revenue	4.750%	3/1/20 (4)	1,500	1,574
El Dorado CA Irrigation District Revenue	5.000%	3/1/21 (4)	2,280	2,468
El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	1,500	1,715
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	5,460	6,147
El Dorado County CA Community Facilities
District No. 92-1 Special Tax Revenue	5.000%	9/1/21	2,000	2,181
Elk Grove CA Finance Authority Special Tax
Revenue	3.000%	9/1/18	425	425
Elk Grove CA Finance Authority Special Tax
Revenue	4.000%	9/1/19	655	670
Elk Grove CA Finance Authority Special Tax
Revenue	4.000%	9/1/20	560	584
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/21	465	506
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/22	425	472
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/33 (15)	2,000	2,260
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/34 (15)	3,970	4,462
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/35 (15)	3,735	4,190
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/28	1,000	1,079
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/29	800	862
Escondido CA GO	5.000%	9/1/22	755	849
Escondido CA GO	5.000%	9/1/23	2,030	2,331
Escondido CA GO	5.000%	9/1/24	825	964
Escondido CA GO	5.000%	9/1/25	1,000	1,188
Evergreen CA School District Election GO	4.000%	8/1/34	1,070	1,136
Evergreen CA School District Election GO	4.000%	8/1/35	335	356
Evergreen CA School District Election GO	4.000%	8/1/36	1,870	1,964
Evergreen CA School District Election GO	4.000%	8/1/37	1,050	1,107
Fanklin-McKinley CA School District GO	0.000%	8/1/32 (4)	3,000	1,792
Folsom Ranch CA Financing Authority Special
Tax Revenue	5.000%	9/1/27	1,000	1,112
Folsom Ranch CA Financing Authority Special
Tax Revenue	5.000%	9/1/32	1,820	2,022
Fontana CA Community Facilities District No. 22
Special Tax Revenue (Sierra Hills South)	5.000%	9/1/26	1,725	1,923

	Fontana CA Community Facilities District No. 22
	Special Tax Revenue (Sierra Hills South)	5.000%	9/1/27	1,810	2,002
	Fontana CA Community Facilities District No. 22
	Special Tax Revenue (Sierra Hills South)	5.000%	9/1/28	1,900	2,094
	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue	0.000%	1/15/20 (4)	3,930	3,835
	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue	0.000%	1/15/21 (4)	4,115	3,920
	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue	0.000%	1/15/22 (4)	12,255	11,311
	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue	0.000%	1/15/23 (4)	16,430	14,680
	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue	0.000%	1/15/24 (4)	1,880	1,615
7	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue	0.000%	1/15/25	2,130	1,832
8	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue	0.000%	1/15/26	3,000	2,612
9	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue	0.000%	1/15/27	5,000	4,397
10	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue	0.000%	1/15/31 (4)	1,000	913
	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue	6.250%	1/15/33	5,000	5,831
	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue PUT	5.000%	1/15/20	22,880	23,459
	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue PUT	5.500%	1/15/23	25,000	28,007
	Fremont CA Unified School District GO	4.000%	8/1/29	1,070	1,141
	Fremont CA Unified School District GO	4.000%	8/1/30	1,415	1,501
	Fremont CA Unified School District GO	4.000%	8/1/31	1,790	1,889
	Fremont CA Unified School District GO	4.000%	8/1/32	2,195	2,309
	Fremont CA Unified School District GO	4.000%	8/1/33	2,630	2,757
	Fremont CA Unified School District GO	4.000%	8/1/34	3,105	3,243
	Fremont CA Union High School District GO	4.000%	8/1/32	1,000	1,065
	Fremont CA Union High School District GO	4.000%	8/1/34	2,085	2,206
	Fresno CA Joint Powers Financing Authority
	Lease Revenue	5.000%	4/1/19	1,130	1,151
	Fresno CA Joint Powers Financing Authority
	Lease Revenue	5.000%	4/1/20	1,000	1,048
	Fresno CA Joint Powers Financing Authority
	Lease Revenue	5.000%	4/1/21	3,750	4,036
	Fresno CA Joint Powers Financing Authority
	Lease Revenue	5.000%	4/1/22 (4)	475	524
	Fresno CA Joint Powers Financing Authority
	Lease Revenue	5.000%	4/1/23 (4)	2,400	2,702
	Fresno CA Joint Powers Financing Authority
	Lease Revenue	5.000%	4/1/24 (4)	1,680	1,921
	Fresno CA Joint Powers Financing Authority
	Lease Revenue	5.000%	4/1/25 (4)	1,500	1,728
	Fresno CA Joint Powers Financing Authority
	Lease Revenue	5.000%	4/1/26 (4)	1,650	1,919
	Fresno CA Joint Powers Financing Authority
	Lease Revenue	5.000%	4/1/27 (4)	1,315	1,545
	Fresno CA Joint Powers Financing Authority
	Lease Revenue	5.000%	4/1/28 (4)	1,400	1,637

Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/29 (4)	1,025	1,192
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/30 (4)	675	781
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/31 (4)	3,000	3,453
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/32 (4)	1,500	1,719
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/34 (4)	2,445	2,778
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/36 (4)	2,055	2,314
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/37 (4)	1,200	1,348
Fresno CA Sewer Revenue	5.000%	9/1/24 (12)	140	140
Fullerton CA Community Facilities District No. 1
Special Tax Revenue (Amerige Heights)	5.000%	9/1/26	1,000	1,091
Fullerton CA Community Facilities District No. 1
Special Tax Revenue (Amerige Heights)	5.000%	9/1/32	1,600	1,741
Gavilan CA Joint Community College District
GO	5.000%	8/1/32	4,200	4,830
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/33	2,400	2,685
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/22 (15)	1,575	1,702
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/23 (15)	2,340	2,556
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	5.000%	12/1/24 (15)	1,605	1,858
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/19	5,640	5,783
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/19	2,000	2,051
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/20	3,355	3,545
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/20	1,835	1,940
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/21	5,875	6,372
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/21	2,785	3,021
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/21	1,000	1,085
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/22	10,020	11,109
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/22	3,670	4,070
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/23	7,500	8,487
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/24	11,505	12,948
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/25	8,040	9,145

Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/26	12,070	13,833
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/27 (2)	6,500	5,032
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/27	5,100	5,896
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/30	10,000	11,550
Golden State Tobacco Securitization Corp.
California Revenue	4.000%	6/1/31	3,740	3,948
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/31	6,500	7,472
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/32	5,000	5,730
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	5,500	6,278
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	9,580	10,822
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/34	11,200	12,623
Golden State Tobacco Securitization Corp.
California Revenue	4.000%	6/1/35	1,170	1,218
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/35	3,605	4,053
Golden State Tobacco Securitization Corp.
California Revenue	3.500%	6/1/36	20,000	20,072
1 Golden State Tobacco Securitization Corp.
California Revenue TOB VRDO	1.660%	9/7/18 LOC	11,700	11,700
Grossmont CA Union High School District GO	5.000%	8/1/22	1,275	1,429
Grossmont CA Union High School District GO	0.000%	2/1/25 (4)	1,400	1,194
Grossmont CA Union High School District GO	0.000%	8/1/26 (4)	2,040	1,610
Grossmont CA Union High School District GO	0.000%	8/1/27 (4)	2,825	2,123
Grossmont CA Union High School District GO	0.000%	8/1/28	3,210	2,390
Grossmont CA Union High School District GO	0.000%	8/1/28 (4)	2,905	2,074
Grossmont CA Union High School District GO	0.000%	8/1/29	6,965	4,959
Grossmont CA Union High School District GO	4.000%	8/1/33	10,000	10,664
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/25 (12)	14,010	11,618
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/28 (12)	21,875	16,113
Grossmont-Cuyamaca CA Community College
District GO	5.000%	8/1/34	505	604
Grossmont-Cuyamaca CA Community College
District GO	5.000%	8/1/35	500	596
Grossmont-Cuyamaca CA Community College
District GO	5.000%	8/1/36	1,150	1,366
Grossmont-Cuyamaca CA Community College
District GO	5.000%	8/1/37	1,175	1,391
Grossmont-Cuyamaca CA Community College
District GO	5.000%	8/1/38	1,350	1,591
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/26 (4)	1,420	1,652
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/28 (4)	2,575	2,965
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/29 (4)	2,390	2,736

Hanford CA Joint Union High School District
Revenue	5.000%	8/1/31 (4)	2,385	2,714
Hartnell CA Community College GO	5.000%	8/1/21	525	574
Hartnell CA Community College GO	5.000%	8/1/22	500	560
Hayward CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/27	2,000	2,341
Hayward CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/33	1,205	1,371
Hayward CA Unified School District GO	0.000%	8/1/26 (4)	640	509
Hayward CA Unified School District GO	5.000%	8/1/30 (4)	3,465	3,926
Hayward CA Unified School District GO	5.000%	8/1/30 (4)	4,930	5,585
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	1,500	1,695
Hayward CA Unified School District GO	5.000%	8/1/32 (4)	4,240	4,776
Hayward CA Unified School District GO	5.000%	8/1/32 (4)	1,700	1,915
Hayward CA Unified School District GO	5.000%	8/1/33 (4)	3,045	3,418
Hayward CA Unified School District GO	5.000%	8/1/33 (4)	6,130	6,880
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/18	280	280
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/19	350	357
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/20	250	259
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/21	175	189
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/22	500	549
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/23	500	557
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/24	615	693
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/25	385	435
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/27	950	1,061
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/29	1,255	1,386
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/32	550	600
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/33	580	631
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/34	360	391
Hollister CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/27 (15)	1,000	1,135
Hollister CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/28 (15)	1,235	1,398
Huntington Beach CA Union High School District
GO	0.000%	8/1/34 (3)	5,000	2,786
Imperial CA Community College District GO	0.000%	8/1/22 (15)	175	161
Imperial CA Community College District GO	0.000%	8/1/23 (15)	250	223
Imperial CA Community College District GO	0.000%	8/1/24 (15)	500	430
Imperial CA Community College District GO	0.000%	8/1/25 (15)	725	598
Imperial CA Community College District GO	0.000%	8/1/26 (15)	1,005	794
Imperial CA Community College District GO	0.000%	8/1/27 (15)	1,580	1,199
Imperial CA Community College District GO	0.000%	8/1/28 (15)	1,885	1,371
Imperial CA Community College District GO	0.000%	8/1/29 (15)	2,000	1,386
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20	1,000	1,073

Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20 (Prere.)	1,500	1,611
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/21	1,000	1,102
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/22	525	592
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/22	1,250	1,409
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/23	1,500	1,727
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/24	670	785
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/24	1,025	1,200
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/25	1,310	1,559
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/26	2,265	2,730
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/27	500	594
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/28	615	727
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/31	3,010	3,493
Imperial CA Irrigation District Electric Revenue	4.000%	11/1/32	2,500	2,676
Imperial CA Irrigation District Electric Revenue	4.000%	11/1/33	3,000	3,194
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	9/1/18 (4)	1,000	1,000
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	9/1/19 (4)	1,225	1,257
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/20 (4)	1,285	1,367
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/21 (4)	1,615	1,761
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/22 (4)	1,195	1,332
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/23 (4)	750	852
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/24 (4)	610	704
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/21 (15)	515	556
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/22 (15)	375	414
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/23 (15)	1,025	1,156
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/25 (15)	1,600	1,860
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/27 (15)	500	593
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/29 (15)	1,215	1,420
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/30 (15)	1,000	1,160
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/18	1,350	1,350
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/19	2,000	2,049
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/20	2,425	2,528
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/21	1,750	1,852
Irvine CA Reassessment District No. 12-1
Improvement Revenue	5.000%	9/2/23	400	445
Irvine CA Reassessment District No. 13-1
Improvement Revenue	5.000%	9/2/20	350	373
Irvine CA Reassessment District No. 13-1
Improvement Revenue	5.000%	9/2/22	1,125	1,257

Irvine CA Reassessment District No. 15-1
Improvement Revenue	5.000%	9/2/22	1,000	1,117
Irvine CA Reassessment District No. 15-2
Improvement Revenue	4.000%	9/2/18	500	500
Irvine CA Reassessment District No. 15-2
Improvement Revenue	4.000%	9/2/20	750	779
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/21	675	731
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/22	650	718
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/23	800	901
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/24	850	972
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/25	450	521
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/26	800	917
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/21	1,500	1,623
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/23	1,150	1,287
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/24	1,225	1,388
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/26	1,300	1,501
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/28	525	606
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/30	385	440
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/31	200	228
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/32	450	510
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/32	525	595
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/33	1,090	1,231
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/33	250	282
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/35	510	572
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/36	350	392

Irvine Ranch CA Water District COP	5.000%	3/1/32	3,630	4,255
Irvine Ranch CA Water District COP	5.000%	3/1/33	2,790	3,259
Irvine Ranch CA Water District COP	5.000%	3/1/34	1,300	1,515
Irvine Ranch CA Water District COP	5.000%	3/1/35	1,540	1,789
Irvine Ranch CA Water District COP	5.000%	3/1/36	1,000	1,159
Irvine Ranch CA Water District Revenue	5.000%	2/1/33	1,000	1,170
Irvine Ranch CA Water District Revenue	5.000%	2/1/34	2,000	2,333
Irvine Ranch CA Water District Revenue	5.000%	2/1/35	2,500	2,909
Irvine Ranch CA Water District Revenue	5.000%	2/1/36	2,665	3,092
Jefferson CA Union High School District GO	5.000%	8/1/19 (15)	625	646
Jefferson CA Union High School District GO	5.000%	8/1/20 (15)	500	534
Jefferson CA Union High School District GO	5.000%	8/1/21 (15)	500	546
Jefferson CA Union High School District GO	5.000%	8/1/22 (15)	700	782
Jefferson CA Union High School District GO	5.000%	8/1/23 (15)	1,000	1,142
Jefferson CA Union High School District GO	5.000%	8/1/24 (15)	875	1,017
Jefferson CA Union High School District GO	5.000%	8/1/25 (15)	880	1,040
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/18	770	770
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/19	1,095	1,122
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/20	1,385	1,444
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/21	500	545
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/22	1,535	1,708
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/23	1,365	1,546
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/24	620	712
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/25	1,725	2,001
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/19	3,415	3,493
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/20	1,585	1,667
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/21	3,755	4,043
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/22	3,950	4,343
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/36	4,930	4,962
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/23	750	861
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/24	1,250	1,427
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/25	1,250	1,419
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/28	1,000	1,153
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/29	1,000	1,150
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/30	1,500	1,683
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/31	2,095	2,344
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/32	1,515	1,730
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/34	1,050	1,192
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/23	300	330
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/24	310	339

La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/25	550	593
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/29	750	793
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	3.000%	8/1/19	500	506
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	3.000%	8/1/20	750	767
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	8/1/21	625	661
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/22	575	637
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/23 (4)	425	482
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/24 (4)	435	502
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/25 (4)	600	702
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	8/1/26 (4)	1,355	1,508
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	8/1/27 (4)	1,890	2,092
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	8/1/28 (4)	1,830	1,987
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/29 (4)	865	1,007
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/30 (4)	1,000	1,159
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/33 (4)	1,200	1,374
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/21	1,810	1,977
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/23	2,190	2,500
Liberty CA Union High School District GO	4.000%	8/1/30	750	820
Liberty CA Union High School District GO	4.000%	8/1/31	565	614
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	4.000%	9/1/21	650	691
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	4.000%	9/1/22	450	485
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	4.000%	9/1/23	450	491
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	4.000%	9/1/24	600	660
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	5.000%	9/1/25	550	644
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	5.000%	9/1/26 (4)	1,000	1,189
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	5.000%	9/1/27 (4)	1,000	1,203
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	5.000%	9/1/28 (4)	1,250	1,517
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	5.000%	9/1/29 (4)	2,285	2,742
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	5.000%	9/1/30 (4)	2,215	2,635
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	5.000%	9/1/31 (4)	2,500	2,957

Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	3.125%	9/1/33 (4)	2,500	2,451
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	5.000%	9/1/33 (4)	1,625	1,905
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	3.250%	9/1/34 (4)	1,375	1,358
Livermore Valley CA Water Financing Authority
Revenue	5.000%	7/1/29	500	598
Livermore Valley CA Water Financing Authority
Revenue	5.000%	7/1/31	575	677
Livermore Valley CA Water Financing Authority
Revenue	5.000%	7/1/32	700	821
Livermore Valley CA Water Financing Authority
Revenue	5.000%	7/1/33	700	818
Livermore Valley CA Water Financing Authority
Revenue	5.000%	7/1/35	600	696
Lodi CA Public Financing Authority Electric
Revenue	5.000%	9/1/19 (4)	400	414
Lodi CA Public Financing Authority Electric
Revenue	5.000%	9/1/22 (4)	1,000	1,116
Lodi CA Public Financing Authority Electric
Revenue	5.000%	9/1/25 (4)	1,300	1,530
Lodi CA Public Financing Authority Electric
Revenue	5.000%	9/1/28 (4)	1,330	1,622
Lodi CA Public Financing Authority Electric
Revenue	5.000%	9/1/29 (4)	650	788
Lodi CA Unified School District GO	4.000%	8/1/36	4,120	4,351
Lodi CA Unified School District GO	4.000%	8/1/37	2,700	2,843
Long Beach CA Community College District GO	0.000%	6/1/29 (ETM)	960	697
Long Beach CA Community College District GO	0.000%	6/1/29 (4)	5,420	3,866
Long Beach CA Community College District GO	4.000%	8/1/31	1,230	1,333
Long Beach CA Community College District GO	4.000%	8/1/33	760	815
Long Beach CA Community College District GO	4.000%	8/1/34	600	641
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/19	525	544
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	3,330	3,546
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/21	500	545
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/22	260	288
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/24	7,960	8,978
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	2.960%	11/15/25	16,845	17,070
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	2.980%	11/15/26	10,025	10,107
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/32	2,670	3,345
Long Beach CA Harbor Revenue	5.000%	5/15/33	1,000	1,154
Long Beach CA Harbor Revenue	5.000%	5/15/34	2,000	2,302
Long Beach CA Harbor Revenue	5.000%	5/15/35	2,825	3,245
Long Beach CA Unified School District GO	0.000%	8/1/27	2,500	1,908
Long Beach CA Unified School District GO	5.000%	8/1/30	5,000	5,519
Los Angeles CA Community College District GO	5.000%	8/1/19 (Prere.)	6,960	7,185
Los Angeles CA Community College District GO	5.500%	8/1/19 (Prere.)	5,000	5,184
Los Angeles CA Community College District GO	4.000%	8/1/20	1,000	1,047

Los Angeles CA Community College District GO	4.000%	8/1/21	555	594
Los Angeles CA Community College District GO	5.000%	8/1/22	3,030	3,418
Los Angeles CA Community College District GO	5.000%	8/1/24	12,585	14,808
Los Angeles CA Community College District GO	5.000%	8/1/24	4,895	5,760
Los Angeles CA Community College District GO	5.000%	8/1/25	10,940	13,094
Los Angeles CA Community College District GO	5.000%	8/1/28	25,145	29,205
Los Angeles CA Community College District GO	4.000%	8/1/29	5,000	5,574
Los Angeles CA Community College District GO	5.000%	8/1/29	1,500	1,737
Los Angeles CA Community College District GO	4.000%	8/1/30	1,000	1,064
Los Angeles CA Community College District GO	4.000%	8/1/30	4,045	4,383
Los Angeles CA Community College District GO	4.000%	8/1/30	9,045	10,031
Los Angeles CA Community College District GO	5.000%	8/1/30	7,125	8,220
Los Angeles CA Community College District GO	4.000%	8/1/31	4,320	4,661
Los Angeles CA Community College District GO	4.000%	8/1/31	8,540	9,421
Los Angeles CA Community College District GO	4.000%	8/1/31	6,145	6,515
Los Angeles CA Community College District GO	5.000%	8/1/31	20,315	23,364
Los Angeles CA Community College District GO	4.000%	8/1/32	5,205	5,584
Los Angeles CA Community College District GO	4.000%	8/1/32	2,850	3,123
Los Angeles CA Community College District GO	4.000%	8/1/32	14,500	15,555
Los Angeles CA Community College District GO	4.000%	8/1/33	1,925	2,093
Los Angeles CA Community College District GO	4.000%	8/1/33	19,215	20,505
Los Angeles CA Community College District GO	4.000%	8/1/34	3,500	3,786
Los Angeles CA Community College District GO	4.000%	8/1/35	4,000	4,301
Los Angeles CA Community College District GO	4.000%	8/1/36	4,700	5,023
Los Angeles CA Community College District GO	5.000%	8/1/36	8,725	10,071
Los Angeles CA Community College District GO	4.000%	8/1/37	25,000	26,097
Los Angeles CA Community College District GO	4.000%	8/1/37	6,500	6,921
Los Angeles CA Community College District GO	4.000%	8/1/37	1,000	1,058
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/23	870	988
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/24	1,000	1,155
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/25	1,500	1,721
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/26	1,200	1,369
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/27	2,000	2,271
Los Angeles CA Department of Airports
International Airport Revenue	4.500%	5/15/19	1,305	1,333
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/22	1,035	1,156
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	1,420	1,590
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	950	1,081
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/24	1,700	1,900
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/25	1,330	1,559
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/25	1,500	1,674

Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	5,500	5,826
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	1,535	1,791
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	2,020	2,348
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/28	2,000	2,317
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	10,000	10,639
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	4,385	4,634
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	1,115	1,259
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	10,000	10,635
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,835	1,938
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,200	1,352
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	550	648
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/31	1,190	1,338
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/32	1,700	1,907
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/33	1,510	1,691
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/33	1,800	2,090
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	4,750	5,409
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	4,135	4,625
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	1,945	2,252
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	2,000	2,273
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	1,850	2,136
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/36	2,245	2,584
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/37	2,500	2,870
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/21 (Prere.)	140	153
Los Angeles CA Department of Water & Power
Revenue	4.000%	7/1/22	1,000	1,089
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	2,575	2,899
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	9,985	10,924
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	1,000	1,126
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	1,335	1,350

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	5,605	6,293
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	2,770	2,802
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	3,025	3,552
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	995	1,168
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	1,395	1,666
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	520	621
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	10,100	11,415
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	2,350	2,376
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	1,755	2,104
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	750	899
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	6,060	7,265
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	1,500	1,680
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	1,655	1,673
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/28	2,000	2,022
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/28	8,010	9,332
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	2,010	2,450
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	1,670	1,688
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	1,500	1,714
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	930	1,094
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	2,065	2,377
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	10,000	11,388
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	2,500	3,010
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	15,035	16,987
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	10,010	11,871
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	2,500	2,869
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	4,690	5,382
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	7,000	7,949
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	2,045	2,451

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	14,250	16,066
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	7,500	8,633
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	7,000	7,892
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	3,300	3,777
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	6,080	6,959
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	6,730	7,624
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	5,525	6,428
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	1,530	1,780
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	5,000	5,625
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	1,000	1,191
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	4,500	5,222
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	12,005	13,670
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	7,500	8,585
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	1,500	1,780
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	2,000	2,277
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	5,305	6,041
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	2,250	2,605
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	1,500	1,736
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	2,000	2,362
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	1,050	1,212
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	4,000	4,649
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	20,345	23,958
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	1,545	1,783
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	5,000	5,799
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	25,260	29,655
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	5,000	5,848
Los Angeles CA Department of Water & Power
Revenue VRDO	1.280%	9/7/18	44,385	44,385
Los Angeles CA GO	5.000%	9/1/21 (Prere.)	5,850	6,426
Los Angeles CA GO	5.000%	9/1/21 (Prere.)	5,850	6,426
Los Angeles CA GO	5.000%	9/1/22	10,010	10,975

Los Angeles CA Harbor Department Revenue	5.000%	8/1/20	500	533
Los Angeles CA Harbor Department Revenue	5.000%	8/1/21	750	822
Los Angeles CA Harbor Department Revenue	5.000%	8/1/25	3,795	4,139
Los Angeles CA Harbor Department Revenue	5.000%	8/1/30	4,000	4,704
Los Angeles CA Harbor Department Revenue	5.000%	8/1/31	2,425	2,840
Los Angeles CA Harbor Department Revenue	5.000%	8/1/32	4,300	5,020
Los Angeles CA Harbor Department Revenue	5.000%	8/1/33	2,560	2,917
Los Angeles CA Harbor Department Revenue	5.000%	8/1/33	3,515	4,090
Los Angeles CA Harbor Department Revenue	4.000%	8/1/34	3,000	3,171
Los Angeles CA Harbor Department Revenue	4.000%	8/1/35	2,660	2,798
Los Angeles CA Harbor Department Revenue	5.000%	8/1/35	1,925	2,182
Los Angeles CA Harbor Department Revenue	4.000%	8/1/36	2,500	2,621
Los Angeles CA Harbor Department Revenue	5.000%	8/1/36	1,985	2,249
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/24	6,275	7,376
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/25	5,000	5,970
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/25	8,140	9,718
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/26	3,015	3,645
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/27	4,115	4,944
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/29	9,805	11,627
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/33	10,400	11,077
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/34	5,780	6,131
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/35	20,805	21,991
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/36	4,825	5,082
Los Angeles CA Unified School District GO	5.000%	7/1/19	4,860	5,002
Los Angeles CA Unified School District GO	3.000%	7/1/20	16,030	16,469
Los Angeles CA Unified School District GO	3.000%	7/1/20	13,000	13,356
Los Angeles CA Unified School District GO	5.000%	7/1/20	15,010	15,959
Los Angeles CA Unified School District GO	5.000%	7/1/20	29,000	30,833
Los Angeles CA Unified School District GO	4.000%	7/1/21	1,000	1,069
Los Angeles CA Unified School District GO	5.000%	7/1/21	9,945	10,229
Los Angeles CA Unified School District GO	5.000%	7/1/21	2,940	3,222
Los Angeles CA Unified School District GO	5.000%	7/1/21	10,000	10,960
Los Angeles CA Unified School District GO	3.000%	7/1/22	1,595	1,676
Los Angeles CA Unified School District GO	4.000%	7/1/22	18,320	19,929
Los Angeles CA Unified School District GO	4.000%	7/1/22	1,100	1,197
Los Angeles CA Unified School District GO	5.000%	7/1/22	13,000	14,622
Los Angeles CA Unified School District GO	3.000%	7/1/23	1,550	1,641
Los Angeles CA Unified School District GO	4.000%	7/1/23	425	470
Los Angeles CA Unified School District GO	5.000%	7/1/23	3,690	4,248
Los Angeles CA Unified School District GO	5.000%	7/1/23	5,185	5,969
Los Angeles CA Unified School District GO	5.000%	7/1/23	7,250	8,346
Los Angeles CA Unified School District GO	5.000%	7/1/23	6,860	7,897
Los Angeles CA Unified School District GO	4.000%	7/1/24	9,000	10,068
Los Angeles CA Unified School District GO	5.000%	7/1/24	11,000	12,911
Los Angeles CA Unified School District GO	5.000%	7/1/24	3,430	3,746
Los Angeles CA Unified School District GO	5.000%	7/1/24	4,010	4,380
Los Angeles CA Unified School District GO	5.000%	7/1/24	2,810	3,296

Los Angeles CA Unified School District GO	5.000%	7/1/24	4,000	4,695
Los Angeles CA Unified School District GO	5.000%	7/1/24	11,865	13,926
Los Angeles CA Unified School District GO	5.000%	7/1/24	13,105	15,381
Los Angeles CA Unified School District GO	5.000%	7/1/25	16,855	20,124
Los Angeles CA Unified School District GO	5.000%	7/1/25	6,010	6,561
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,510	1,754
Los Angeles CA Unified School District GO	5.250%	7/1/25	1,600	1,649
Los Angeles CA Unified School District GO	5.000%	7/1/26	9,325	11,281
Los Angeles CA Unified School District GO	5.000%	7/1/26	2,500	2,728
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,710	5,869
Los Angeles CA Unified School District GO	5.000%	7/1/27	1,595	1,639
Los Angeles CA Unified School District GO	5.000%	7/1/27	8,375	9,311
Los Angeles CA Unified School District GO	5.000%	1/1/28	8,395	9,333
Los Angeles CA Unified School District GO	5.000%	7/1/28	2,600	2,835
Los Angeles CA Unified School District GO	5.000%	7/1/28	12,075	13,941
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,025	5,351
Los Angeles CA Unified School District GO	5.000%	7/1/29	2,500	2,724
Los Angeles CA Unified School District GO	5.000%	7/1/29	22,510	25,949
Los Angeles CA Unified School District GO	5.000%	7/1/30	3,015	3,284
Los Angeles CA Unified School District GO	5.000%	7/1/30	1,985	2,311
Los Angeles CA Unified School District GO	5.000%	7/1/30	6,675	7,683
Los Angeles CA Unified School District GO	5.000%	7/1/31	15,775	18,963
Los Angeles CA Unified School District GO	5.000%	7/1/31	3,000	3,266
Los Angeles CA Unified School District GO	5.000%	7/1/32	3,000	3,590
Los Angeles CA Unified School District GO	5.000%	7/1/32	2,700	2,937
Los Angeles CA Unified School District GO	5.000%	7/1/33	5,050	6,015
Los Angeles CA Unified School District GO	5.000%	1/1/34	1,385	1,422
Los Angeles CA Unified School District GO	5.000%	1/1/34	1,580	1,623
Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	11,866
Los Angeles CA Unified School District GO	5.000%	7/1/35	10,000	11,821
Los Angeles CA Unified School District GO	5.000%	7/1/36	5,600	6,599
Los Angeles CA Unified School District GO	5.000%	7/1/37	5,870	6,902
Los Angeles CA Unified School District GO	5.000%	7/1/38	5,120	6,006
Los Angeles CA Wastewater System Revenue	5.000%	6/1/20	1,825	1,937
Los Angeles CA Wastewater System Revenue	5.000%	6/1/21	2,010	2,194
Los Angeles CA Wastewater System Revenue	5.000%	6/1/22	2,750	3,079
Los Angeles CA Wastewater System Revenue	5.000%	6/1/23	1,250	1,432
Los Angeles CA Wastewater System Revenue	5.000%	6/1/26	13,090	14,537
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	10,000	11,079
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	10,390	12,663
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	5,420	6,123
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	10,880	12,280
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	1,525	1,765
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	16,925	19,046
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34	2,355	2,796
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34	5,000	5,622
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	2,840	3,360
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	2,985	3,531
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	4,500	5,051
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	3,000	3,534
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	6,250	7,362
Los Angeles CA Wastewater System Revenue	5.000%	6/1/37	7,000	8,216
Los Angeles CA Wastewater System Revenue	5.000%	6/1/37	3,655	4,290
Los Angeles County CA Facilities Inc. Lease
Revenue	5.000%	12/1/36	1,440	1,688
Los Angeles County CA Facilities Inc. Lease
Revenue	5.000%	12/1/37	1,335	1,561

Los Angeles County CA Metropolitan
Transportation Authority Revenue (Union
Station Gateway Project)	5.000%	7/1/25	1,045	1,247
Los Angeles County CA Metropolitan
Transportation Authority Revenue (Union
Station Gateway Project)	5.000%	7/1/26	2,000	2,365
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/19	1,600	1,643
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/20	4,000	4,121
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21 (Prere.)	10,055	10,997
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21 (Prere.)	10,015	10,954
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	3,045	3,344
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/22	5,095	5,729
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,255	1,401
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/24	4,000	4,692
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/25	6,065	7,237
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/30	7,320	8,799
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/31	12,885	15,409
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/32	5,000	5,962
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/33	5,000	5,919
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	4.000%	6/1/34	6,500	6,992
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5,000	5,902
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/35	10,055	11,698
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/35	24,690	29,121
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,000	5,880
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/36	10,000	11,596
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/36	21,095	24,808
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/36	5,000	5,859
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/37	21,735	25,505
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/21	2,440	2,701
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/22	1,155	1,298
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/22	1,275	1,445

Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/23	1,500	1,684
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/24	1,515	1,698
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/24	1,325	1,562
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/25	1,325	1,480
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/25	970	1,158
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/30	2,500	2,766
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/31	3,000	3,317
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/33	6,190	7,147
1 Los Angeles County CA Public Works Financing
Authority Lease Revenue TOB VRDO	1.590%	9/7/18	2,750	2,750
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/21	1,670	1,824
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/22	4,555	5,095
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/23	2,105	2,407
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/24	2,215	2,519
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/19	730	758
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/20	1,000	1,070
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/29	1,370	1,610
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/30	3,060	3,588
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/31	4,300	5,032
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/32	6,000	7,013
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/33	8,350	9,731
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/34	7,100	8,244
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/35	3,790	4,390
Los Angeles County CA Unified School District
GO	5.000%	7/1/21	12,500	13,701
Los Angeles County CA Unified School District
GO	5.000%	7/1/28	15,070	18,003

Los Angeles County CA Unified School District
GO	5.000%	7/1/30	1,000	1,184
Los Rios CA Community College District GO	5.000%	8/1/24	500	587
Los Rios CA Community College District GO	5.000%	8/1/25	500	597
Los Rios CA Community College District GO	5.000%	8/1/26	1,410	1,706
Los Rios CA Community College District GO	5.000%	8/1/27	1,100	1,350
Los Rios CA Community College District GO	5.000%	8/1/28	1,285	1,556
Los Rios CA Community College District GO	5.000%	8/1/29	1,120	1,349
Los Rios CA Community College District GO	5.000%	8/1/30	1,115	1,332
Los Rios CA Community College District GO	4.000%	8/1/31	3,060	3,330
Los Rios CA Community College District GO	4.000%	8/1/32	3,125	3,385
Los Rios CA Community College District GO	4.000%	8/1/33	3,050	3,287
Los Rios CA Community College District GO	4.000%	8/1/35	3,750	4,005
M-S-R California Energy Authority Revenue	7.000%	11/1/34	8,600	12,171
M-S-R California Energy Authority Revenue	7.000%	11/1/34	8,765	12,404
M-S-R California Energy Authority Revenue	7.000%	11/1/34	12,745	18,037
M-S-R California Public Power Agency Revenue
(San Juan Project)	5.000%	7/1/21	5,000	5,466
M-S-R California Public Power Agency Revenue
(San Juan Project)	5.000%	7/1/22	5,000	5,602
Manteca CA Unified School District GO	5.000%	8/1/19	2,495	2,576
Manteca CA Unified School District GO	5.000%	8/1/20	1,000	1,065
Manteca CA Unified School District GO	5.000%	8/1/21	1,000	1,093
Manteca CA Unified School District GO	5.000%	8/1/22	1,000	1,120
Manteca CA Unified School District GO	5.000%	8/1/23	1,130	1,293
Marin CA Community College District GO	5.000%	8/1/23	550	633
Marin CA Community College District GO	5.000%	8/1/24	445	521
Marin CA Community College District GO	5.000%	8/1/25	605	721
Marin CA Community College District GO	4.000%	8/1/28	600	673
Marin CA Community College District GO	4.000%	8/1/29	450	502
Marin CA Community College District GO	4.000%	8/1/30	800	885
Marin CA Community College District GO	4.000%	8/1/31	7,660	8,424
Marin CA Community College District GO	4.000%	8/1/32	2,945	3,222
Marin CA Community College District GO	4.000%	8/1/32	1,000	1,091
Marin CA Community College District GO	4.000%	8/1/33	1,900	2,068
Marin CA Community College District GO	4.000%	8/1/34	1,000	1,079
Marin CA Community College District GO	4.000%	8/1/34	3,000	3,250
Marin CA Community College District GO	4.000%	8/1/36	665	710
Marin CA Healthcare District GO	5.000%	8/1/28	435	508
Marin CA Healthcare District GO	5.000%	8/1/30	500	582
Marin CA Healthcare District GO	5.000%	8/1/31	1,000	1,160
Marin CA Healthcare District GO	5.000%	8/1/32	1,850	2,143
Marin CA Healthcare District GO	5.000%	8/1/33	1,350	1,559
Marin CA Healthcare District GO	5.000%	8/1/34	1,250	1,438
Marin CA Healthcare District GO	4.000%	8/1/35	1,750	1,835
Marina Coast Water District California Enterprise
Revenue	4.000%	6/1/22	1,090	1,177
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/23	1,780	1,925
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/25	2,730	2,952
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/28	1,500	1,622
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/19	445	462

Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/20	400	428
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/21 (4)	615	675
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/22 (4)	520	584
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/26 (4)	1,000	1,175
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/27 (4)	1,250	1,464
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/29 (4)	400	464
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/21	2,700	2,964
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/23	1,055	1,214
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/24	3,550	4,162
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/25	3,490	4,162
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/26	3,325	3,946
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/30	2,150	2,401
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/30	3,585	3,976
Metropolitan Water District of Southern
California Revenue	5.000%	1/1/31	1,150	1,162
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,930	3,011
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,250	2,510
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/31	11,065	12,260
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/32	9,965	11,034
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/35	2,605	2,677
Modesto CA Community Facilities District No.
2004-1 Special Tax Revenue (Village One No.
2)	5.000%	9/1/29	1,570	1,745
Modesto CA Community Facilities District No.
2004-1 Special Tax Revenue (Village One No.
2)	5.000%	9/1/30	1,700	1,879
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/21	1,000	1,092
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/22	1,025	1,146
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/31	1,475	1,673
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/31	1,840	2,087

	Moreno Valley CA Community Redevelopment
	Agency Successor Agency Tax Allocation
	Revenue	5.000%	8/1/29	1,000	1,188
	Moreno Valley CA Community Redevelopment
	Agency Successor Agency Tax Allocation
	Revenue	5.000%	8/1/32	1,010	1,179
	Moreno Valley CA Unified School District
	Financing Authority Special Tax Revenue	4.000%	9/1/21	615	647
	Moreno Valley CA Unified School District
	Financing Authority Special Tax Revenue	4.000%	9/1/22	685	729
	Moreno Valley CA Unified School District
	Financing Authority Special Tax Revenue	4.000%	9/1/23	735	788
	Moreno Valley CA Unified School District
	Financing Authority Special Tax Revenue	4.000%	9/1/24	780	838
	Moreno Valley CA Unified School District
	Financing Authority Special Tax Revenue	5.000%	9/1/25	845	961
	Moreno Valley CA Unified School District
	Financing Authority Special Tax Revenue	5.000%	9/1/26	930	1,063
	Moreno Valley CA Unified School District
	Financing Authority Special Tax Revenue	5.000%	9/1/27	1,010	1,160
	Moreno Valley CA Unified School District
	Financing Authority Special Tax Revenue	5.000%	9/1/29	1,185	1,345
	Moreno Valley CA Unified School District
	Financing Authority Special Tax Revenue	5.000%	9/1/31	1,390	1,568
	Moreno Valley CA Unified School District
	Financing Authority Special Tax Revenue	5.000%	9/1/35	920	1,026
	Morgan Hill CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	3/1/23	1,330	1,510
	Morgan Hill CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	9/1/23	2,550	2,926
	Morgan Hill CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	9/1/28	5,075	5,735
	Morgan Hill CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	9/1/29	5,430	6,125
	Morgan Hill CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	9/1/31	2,990	3,361
	Morgan Hill CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	9/1/32	4,315	4,842
	Morgan Hill CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,000	2,238
	Morgan Hill CA Unified School District GO	4.000%	8/1/32	400	434
	Morgan Hill CA Unified School District GO	4.000%	8/1/33	200	216
	Morgan Hill CA Unified School District GO	4.000%	8/1/34	250	269
	Morgan Hill CA Unified School District GO	4.000%	8/1/36	1,240	1,318
	Morgan Hill CA Unified School District GO	4.000%	8/1/37	745	788
	Mount Diablo CA Unified School District GO	5.000%	8/1/19	650	672
	Mount Diablo CA Unified School District GO	5.000%	8/1/20	700	747
	Mount Diablo CA Unified School District GO	5.000%	8/1/21	775	848
	Mount San Antonio CA Community College
	District GO	0.000%	8/1/25	2,000	1,692
11	Mount San Antonio CA Community College
	District GO	0.000%	8/1/28	3,000	2,908
	Mount San Jacinto CA Community College
	District GO	4.000%	8/1/37	3,290	3,518
	Mount San Jacinto CA Community College
	District GO	4.000%	8/1/38	1,400	1,490

	Mountain View-Whisman CA School District
	COP	4.000%	6/1/19	400	408
	Mountain View-Whisman CA School District
	COP	4.000%	6/1/20	500	523
	Mountain View-Whisman CA School District
	COP	5.000%	6/1/21	285	311
	Mountain View-Whisman CA School District
	COP	5.000%	6/1/22	400	448
	Mountain View-Whisman CA School District GO	5.000%	9/1/24	400	470
	Mountain View-Whisman CA School District GO	5.000%	9/1/25	630	751
	Mountain View-Whisman CA School District GO	5.000%	9/1/26	1,110	1,342
	Murrieta Valley CA Unified School District GO	3.000%	9/1/18 (4)	500	500
	Murrieta Valley CA Unified School District GO	5.000%	9/1/19 (4)	575	595
	Murrieta Valley CA Unified School District GO	5.000%	9/1/20 (4)	775	826
	Murrieta Valley CA Unified School District GO	4.000%	9/1/21 (4)	250	266
	Murrieta Valley CA Unified School District GO	5.000%	9/1/21 (4)	1,605	1,756
	Murrieta Valley CA Unified School District GO	4.000%	9/1/22 (4)	320	346
	Murrieta Valley CA Unified School District GO	4.000%	9/1/23 (4)	850	931
	Murrieta Valley CA Unified School District GO	5.000%	9/1/23 (4)	1,460	1,668
	Murrieta Valley CA Unified School District GO	4.000%	9/1/24 (4)	350	387
	Murrieta Valley CA Unified School District GO	5.000%	9/1/25 (4)	700	814
	Murrieta Valley CA Unified School District GO	5.000%	9/1/25 (4)	1,400	1,628
	Murrieta Valley CA Unified School District GO	5.000%	9/1/26 (4)	520	600
	Murrieta Valley CA Unified School District GO	5.000%	9/1/26 (4)	1,625	1,874
	Murrieta Valley CA Unified School District GO	5.000%	9/1/27 (4)	465	533
	Murrieta Valley CA Unified School District GO	5.000%	9/1/28 (4)	300	342
12	Napa Valley CA Community College District GO	0.000%	8/1/30	8,130	7,950
12	Napa Valley CA Community College District GO	0.000%	8/1/31	4,650	4,522
	Napa Valley CA Unified School District GO	5.000%	8/1/31	205	239
	Newark CA Unified School District GO	0.000%	8/1/26 (4)	3,300	2,628
	Newport Beach CA Revenue (Hoag Memorial
	Hospital Presbyterian)	5.875%	12/1/21 (Prere.)	5,150	5,839
	Newport Mesa CA Unified School District GO	0.000%	8/1/29	4,625	3,379
	Newport Mesa CA Unified School District GO	0.000%	8/1/30	3,000	2,092
	Newport Mesa CA Unified School District GO	0.000%	8/1/31	1,500	1,002
	Newport Mesa CA Unified School District GO	0.000%	8/1/32	14,000	8,966
	Norco CA Special Tax Revenue (Norco Ridge
	Ranch)	4.000%	9/1/20	845	883
	Norco CA Special Tax Revenue (Norco Ridge
	Ranch)	4.000%	9/1/21	1,055	1,125
	Norco CA Special Tax Revenue (Norco Ridge
	Ranch)	5.000%	9/1/22	970	1,083
	Norco CA Special Tax Revenue (Norco Ridge
	Ranch)	5.000%	9/1/23	1,270	1,444
	Norco CA Special Tax Revenue (Norco Ridge
	Ranch)	5.000%	9/1/24	1,380	1,589
	Norco CA Special Tax Revenue (Norco Ridge
	Ranch)	5.000%	9/1/25	500	581
	Norco CA Special Tax Revenue (Norco Ridge
	Ranch)	5.000%	9/1/26	1,620	1,895
	Norco CA Special Tax Revenue (Norco Ridge
	Ranch)	5.000%	9/1/27	1,755	2,074
	Norco CA Special Tax Revenue (Norco Ridge
	Ranch)	5.000%	9/1/28 (15)	750	880
	Northern California Power Agency Capital
	Facilities Revenue	5.000%	8/1/20	1,000	1,046

Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/20	3,500	3,602
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/21	2,500	2,569
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/22	3,395	3,488
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/28	5,000	5,551
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/29	3,000	3,326
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/30	1,605	1,777
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/31	1,600	1,769
Northern California Transmission Agency
Revenue	5.000%	5/1/20	250	265
Northern California Transmission Agency
Revenue	5.000%	5/1/21	245	266
Northern California Transmission Agency
Revenue	5.000%	5/1/22	200	223
Northern California Transmission Agency
Revenue	5.000%	5/1/23	385	439
Northern California Transmission Agency
Revenue	5.000%	5/1/24	695	806
Northern California Transmission Agency
Revenue	5.000%	5/1/25	2,030	2,391
Northern California Transmission Agency
Revenue	5.000%	5/1/27	1,250	1,485
Northern California Transmission Agency
Revenue	5.000%	5/1/28	1,065	1,258
Northern California Transmission Agency
Revenue	5.000%	5/1/29	1,600	1,882
Northern California Transmission Agency
Revenue	5.000%	5/1/31	1,250	1,457
Northern California Transmission Agency
Revenue	5.000%	5/1/32	2,500	2,906
Northern California Transmission Agency
Revenue	5.000%	5/1/33	4,255	4,931
Northern California Transmission Agency
Revenue	5.000%	5/1/34	3,100	3,583
Northern California Transmission Agency
Revenue	5.000%	5/1/36	5,000	5,749
Northern California Transmission Agency
Revenue	5.000%	5/1/37	3,500	4,017
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	4.000%	9/1/18	1,860	1,860
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/19	2,085	2,119
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/20	2,340	2,416
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/21	1,220	1,276

Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/22	1,360	1,438
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/23	1,500	1,599
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/24	1,660	1,776
1 Nuveen California AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.570%	9/7/18 LOC	31,500	31,500
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/26	240	273
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/27	350	397
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/29	455	516
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/30	415	470
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/33	350	393
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/34	400	447
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/35	300	336
Oakland CA GO	5.000%	1/15/23	5,650	6,387
Oakland CA GO	5.000%	1/15/31	3,000	3,211
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/21	3,000	3,265
Oakland CA Unified School District GO	5.000%	8/1/19	6,565	6,771
Oakland CA Unified School District GO	5.000%	8/1/20	2,525	2,689
Oakland CA Unified School District GO	5.000%	8/1/20	5,030	5,357
Oakland CA Unified School District GO	5.000%	8/1/21	1,600	1,753
Oakland CA Unified School District GO	5.000%	8/1/21 (4)	3,000	3,288
Oakland CA Unified School District GO	6.250%	8/1/21 (Prere.)	2,000	2,262
Oakland CA Unified School District GO	5.000%	8/1/22	1,300	1,460
Oakland CA Unified School District GO	5.000%	8/1/22 (4)	2,325	2,612
Oakland CA Unified School District GO	5.500%	8/1/23	1,000	1,146
Oakland CA Unified School District GO	5.000%	8/1/24	1,275	1,492
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	2,175	2,589
Oakland CA Unified School District GO	5.000%	8/1/26	1,035	1,223
Oakland CA Unified School District GO	5.000%	8/1/26 (4)	1,320	1,560
Oakland CA Unified School District GO	5.000%	8/1/27	1,295	1,523
Oakland CA Unified School District GO	5.000%	8/1/27 (4)	1,160	1,365
Oakland CA Unified School District GO	5.000%	8/1/28	1,000	1,172
Oakland CA Unified School District GO	5.000%	8/1/28 (4)	1,230	1,442
Oakland CA Unified School District GO	5.000%	8/1/29	1,000	1,168
Oakland CA Unified School District GO	5.000%	8/1/31	480	569
Oakland CA Unified School District GO	5.000%	8/1/31	2,350	2,724
Oakland CA Unified School District GO	5.000%	8/1/32	1,515	1,751
Oakland CA Unified School District GO	5.000%	8/1/33	1,200	1,406
Oakland CA Unified School District GO	5.000%	8/1/33	1,245	1,434
Oakland CA Unified School District GO	5.000%	8/1/34	2,500	2,868
Oceanside CA Unified School District GO	4.000%	8/1/33	3,500	3,709
Ohlone CA Community College District GO	5.000%	8/1/21 (Prere.)	1,770	1,940
Ohlone CA Community College District GO	5.000%	8/1/22	760	853
Ohlone CA Community College District GO	4.000%	8/1/34	3,900	4,150
Ohlone CA Community College District GO	4.000%	8/1/35	4,290	4,543
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/27	1,285	1,473
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/28	1,765	2,022
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/29	2,280	2,610

Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/30	1,400	1,601
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/31	2,525	2,883
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/32	2,660	3,033
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/33	2,205	2,509
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/21	1,200	1,309
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/22	1,230	1,356
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/22	1,260	1,405
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/23	1,290	1,452
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/23	1,320	1,500
Orange County CA Sanitation District
Wastewater Revenue	5.000%	2/1/30	9,925	11,552
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/22	1,025	1,147
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/27	2,525	2,866
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/28	2,545	2,882
Orange County CA Water District COP	5.000%	8/15/19 (Prere.)	6,925	7,158
Orange County CA Water District Revenue	5.000%	8/15/33	8,000	9,036
Oxnard CA Union High School District GO	4.000%	8/1/23	210	230
Oxnard CA Union High School District GO	4.000%	8/1/24	200	222
Oxnard CA Union High School District GO	4.000%	8/1/25	300	336
Oxnard CA Union High School District GO	5.000%	8/1/26	850	1,018
Oxnard CA Union High School District GO	5.000%	8/1/27	750	911
Oxnard CA Union High School District GO	5.000%	8/1/28	500	593
Oxnard CA Union High School District GO	5.000%	8/1/29	850	1,002
Oxnard CA Union High School District GO	4.000%	8/1/30	2,000	2,150
Oxnard CA Union High School District GO	4.000%	8/1/31	750	803
Oxnard CA Union High School District GO	4.000%	8/1/32	1,000	1,067
Pajaro Valley CA Unified School District GO	4.000%	8/1/33	225	240
Pajaro Valley CA Unified School District GO	4.000%	8/1/34	250	266
Pajaro Valley CA Unified School District GO	4.000%	8/1/35	300	318
Pajaro Valley CA Unified School District GO	4.000%	8/1/36	250	264
Pajaro Valley CA Unified School District GO	5.000%	8/1/38	1,155	1,342
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/21 (15)	440	483
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/24 (15)	1,050	1,226
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/25 (15)	1,000	1,186
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/26 (15)	1,100	1,321
Palm Springs CA Unified School District GO	5.000%	8/1/22	1,565	1,751

Palm Springs CA Unified School District GO	5.000%	8/1/25	4,775	5,644
Palm Springs CA Unified School District GO	5.000%	8/1/26	5,800	6,940
Palm Springs CA Unified School District GO	5.000%	8/1/28	1,000	1,084
Palm Springs CA Unified School District GO	5.000%	8/1/29	1,500	1,625
Palm Springs CA Unified School District GO	5.000%	8/1/30	1,500	1,623
Palm Springs CA Unified School District GO	5.000%	8/1/31	1,500	1,621
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/20	450	479
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/21	350	382
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/22	615	686
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/23	400	455
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/24	725	839
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/25	550	646
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/25	740	869
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/26	650	773
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/26	630	749
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/27	430	509
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/28	1,355	1,596
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/29	1,275	1,495
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/31	415	482
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/32	1,435	1,663
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/33	750	866
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/34 (14)	2,000	2,304
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/34	500	576
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/19	1,000	1,024
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/20	250	261
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/21	400	425
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.000%	9/2/27	1,000	1,089
Palo Alto CA Unified School District GO	0.000%	8/1/24	15,890	13,907
Palomar CA Community College District GO	5.000%	8/1/29	450	542
Palomar CA Community College District GO	5.000%	8/1/30	520	623
Palomar CA Community College District GO	5.000%	8/1/31	400	477
Palomar CA Community College District GO	5.000%	8/1/32	300	356
Palomar CA Community College District GO	4.000%	8/1/33	2,140	2,268
Palomar CA Community College District GO	5.000%	8/1/33	2,770	3,276
Palomar CA Community College District GO	4.000%	8/1/34	2,390	2,524
Palomar CA Community College District GO	5.000%	8/1/34	4,905	5,780

Palomar CA Community College District GO	5.000%	8/1/35	2,485	2,920
Palomar Pomerado Health California COP	6.625%	11/1/19 (Prere.)	5,000	5,294
Palomar Pomerado Health California COP	5.000%	11/1/21	560	599
Palomar Pomerado Health California COP	5.000%	11/1/23	600	661
Palomar Pomerado Health California COP	5.000%	11/1/24	665	740
Palomar Pomerado Health California COP	5.000%	11/1/26	445	502
Palomar Pomerado Health California COP	5.000%	11/1/27	750	851
Palomar Pomerado Health California COP	5.000%	11/1/32	4,550	5,024
Palomar Pomerado Health California GO	0.000%	8/1/21 (14)	145	136
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	7,190	6,513
Palomar Pomerado Health California GO	0.000%	8/1/24 (12)	5,130	4,361
Palomar Pomerado Health California GO	0.000%	8/1/26 (12)	660	519
Palomar Pomerado Health California GO	0.000%	8/1/27 (12)	3,095	2,335
Palomar Pomerado Health California GO	0.000%	8/1/27 (14)	16,165	12,067
Palomar Pomerado Health California GO	5.000%	8/1/28	1,640	1,899
Palomar Pomerado Health California GO	5.000%	8/1/28	7,460	8,639
Palomar Pomerado Health California GO	0.000%	8/1/29 (12)	4,295	2,970
Palomar Pomerado Health California GO	5.000%	8/1/29	795	916
Palomar Pomerado Health California GO	5.000%	8/1/29	4,025	4,637
Palomar Pomerado Health California GO	5.000%	8/1/30	1,130	1,295
Palomar Pomerado Health California GO	5.000%	8/1/31	775	885
Palomar Pomerado Health California GO	4.000%	8/1/32	4,000	4,199
Palomar Pomerado Health California GO	5.000%	8/1/33	1,235	1,397
Palomar Pomerado Health California Revenue	4.000%	11/1/18	810	812
Palomar Pomerado Health California Revenue	4.000%	11/1/19	1,250	1,272
Palomar Pomerado Health California Revenue	5.000%	11/1/20	1,125	1,183
Palomar Pomerado Health California Revenue	5.000%	11/1/21	1,375	1,472
Palomar Pomerado Health California Revenue	5.000%	11/1/23	2,410	2,656
Palomar Pomerado Health California Revenue	5.000%	11/1/24	2,390	2,660
Palomar Pomerado Health California Revenue	5.000%	11/1/25	2,250	2,524
Palomar Pomerado Health California Revenue	5.000%	11/1/26	1,875	2,117
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/19	1,415	1,459
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/20 (4)	1,505	1,606
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/21 (4)	1,455	1,584
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/22 (4)	2,965	3,299
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/23 (4)	2,485	2,819
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	6,050	4,492
Pasadena CA Unified School District GO	5.000%	8/1/23	905	1,037
Pasadena CA Unified School District GO	5.000%	8/1/24	1,085	1,267
Pasadena CA Unified School District GO	5.000%	8/1/25	750	890
Pasadena CA Unified School District GO	5.000%	8/1/25	1,000	1,187
Pasadena CA Unified School District GO	5.000%	8/1/26	510	614
Pasadena CA Unified School District GO	5.000%	8/1/26	1,015	1,222
Pasadena CA Unified School District GO	5.000%	5/1/30	3,695	4,070
Pasadena CA Unified School District GO	5.000%	5/1/31	1,500	1,651

Pasadena CA Unified School District GO	5.000%	5/1/32	2,000	2,199
Peralta CA Community College District Revenue	5.000%	8/1/23	1,000	1,143
Peralta CA Community College District Revenue	5.000%	8/1/25	250	296
Peralta CA Community College District Revenue	4.000%	8/1/26	1,500	1,668
Peralta CA Community College District Revenue	5.000%	8/1/27	890	1,040
Peralta CA Community College District Revenue	5.000%	8/1/28	2,455	2,856
Peralta CA Community College District Revenue	5.000%	8/1/29	2,985	3,464
Peralta CA Community College District Revenue	5.000%	8/1/30	2,260	2,612
Peralta CA Community College District Revenue	5.000%	8/1/31	1,550	1,788
Peralta CA Community College District Revenue	5.000%	8/1/32	2,340	2,690
Peralta CA Community College District Revenue	5.000%	8/1/34	3,000	3,424
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/19	3,755	3,871
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	9/1/19 (4)	6,300	6,494
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/20 (2)	2,460	2,372
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	9/1/20 (4)	11,880	12,634
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	9/1/21 (4)	2,000	2,182
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/25 (2)	2,965	2,427
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/25 (4)	855	987
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/26 (4)	900	1,033
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/27 (4)	1,220	1,393
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/28 (4)	1,285	1,456
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/29 (2)	355	244
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/29 (4)	1,350	1,522
Pittsburg CA Water Revenue	4.000%	8/1/19	500	512
Pittsburg CA Water Revenue	4.000%	8/1/20	680	713
Pittsburg CA Water Revenue	4.000%	8/1/21	500	533
Pittsburg CA Water Revenue	5.000%	8/1/22	250	280
Placentia-Yorba Linda CA Unified School District
GO	4.000%	10/1/18 (4)	300	301
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/19	350	362
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/20	500	534

Placentia-Yorba Linda CA Unified School District
GO	5.000%	10/1/20 (4)	325	347
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/21	775	846
Placentia-Yorba Linda CA Unified School District
GO	5.000%	10/1/21 (4)	300	328
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/22	1,325	1,482
Placentia-Yorba Linda CA Unified School District
GO	5.000%	10/1/22 (4)	375	419
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/23	2,540	2,902
Placentia-Yorba Linda CA Unified School District
GO	5.000%	10/1/23 (4)	500	569
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/24	1,065	1,238
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/25	1,785	2,107
Pleasanton CA Unified School District GO	4.000%	8/1/34	1,050	1,113
Pleasanton CA Unified School District GO	4.000%	8/1/35	1,000	1,057
Pleasanton CA Unified School District GO	4.000%	8/1/36	800	843
Pomona CA Single Family Mortgage Revenue	7.600%	5/1/23 (ETM)	5,550	6,274
Pomona CA Unified School District GO	5.000%	8/1/22 (15)	440	493
Pomona CA Unified School District GO	5.000%	8/1/26 (15)	450	518
Port of Oakland CA Revenue	5.000%	11/1/26	2,330	2,786
Port of Oakland CA Revenue	5.000%	11/1/27	1,250	1,509
Port of Oakland CA Revenue	5.000%	11/1/28	1,515	1,814
Port of Oakland CA Revenue	5.000%	11/1/29	950	1,128
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/22	2,225	2,486
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/22	3,535	3,997
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/23	3,325	3,800
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/26	1,370	1,625
Poway CA Unified School District GO	4.000%	9/1/18	450	450
Poway CA Unified School District GO	0.000%	8/1/19	5,425	5,345
Poway CA Unified School District GO	5.000%	9/1/19	980	1,012
Poway CA Unified School District GO	0.000%	8/1/20	3,280	3,176
Poway CA Unified School District GO	5.000%	9/1/20	610	648
Poway CA Unified School District GO	5.000%	9/1/21	320	349
Poway CA Unified School District GO	5.000%	9/1/22	455	508
Poway CA Unified School District GO	5.000%	9/1/23	1,565	1,739
Poway CA Unified School District GO	5.000%	8/1/26	5,125	5,580
Poway CA Unified School District GO	5.000%	9/1/26	990	1,075
Poway CA Unified School District GO	5.000%	8/1/27	1,625	1,875
Poway CA Unified School District GO	0.000%	8/1/28	9,070	6,826
Poway CA Unified School District GO	5.000%	9/1/29	1,190	1,280
Poway CA Unified School District GO	5.000%	9/1/30	2,525	2,711
Poway CA Unified School District GO	0.000%	8/1/31	1,345	874
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/1/20	1,165	1,215
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/1/21	1,000	1,059
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/1/22	860	922

Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/22 (15)	715	795
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/15/22	435	471
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23	1,005	1,138
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23 (15)	1,180	1,336
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/24	1,530	1,753
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/24 (15)	1,000	1,149
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/25	1,645	1,907
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/25 (15)	775	902
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/26	2,520	2,950
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/26 (15)	1,000	1,155
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/26	915	1,016
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/27	990	1,096
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/29	1,005	1,102
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/30	1,000	1,111
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/30	1,235	1,350
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/31	1,290	1,406
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/32	1,405	1,527
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/32	980	1,087
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/33	1,500	1,628
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/34	1,590	1,723
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/35	1,690	1,827
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/27 (4)	1,700	1,961
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/28 (4)	2,800	3,212
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/30 (4)	1,500	1,710
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/31 (4)	1,400	1,590
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/32 (4)	1,710	1,936

Rancho Santiago CA Community College
District GO	5.125%	9/1/29 (4)	5,095	6,429
Redding CA Electric System Revenue	4.000%	6/1/19	1,400	1,426
Redding CA Electric System Revenue	5.000%	6/1/20	1,120	1,187
Redding CA Electric System Revenue	5.000%	6/1/22	1,100	1,231
Redding CA Electric System Revenue	5.000%	6/1/22	395	442
Redding CA Electric System Revenue	5.000%	6/1/23	800	915
Redding CA Electric System Revenue	5.000%	6/1/23	500	572
Redding CA Electric System Revenue	5.000%	6/1/24	750	874
Redding CA Electric System Revenue	5.000%	6/1/24	1,000	1,165
Redding CA Electric System Revenue	5.000%	6/1/25	730	864
Redding CA Electric System Revenue	5.000%	6/1/25	830	982
Redding CA Electric System Revenue	5.000%	6/1/26	1,000	1,198
Redding CA Electric System Revenue	5.000%	6/1/27	1,350	1,639
Redding CA Electric System Revenue	5.000%	6/1/28	1,275	1,539
Redding CA Electric System Revenue	5.000%	6/1/29	1,495	1,795
Redding CA Electric System Revenue	5.000%	6/1/30	800	963
Redding CA Joint Powers Financing Authority
Electric System Revenue	4.000%	6/1/23	325	355
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/24	300	347
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/25	375	443
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/26	675	793
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/27	1,000	1,168
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/28	1,000	1,162
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/30	775	892
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/32	475	543
Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/25 (2)	3,350	2,749
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/28	1,000	1,218
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30	1,285	1,537
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/32	470	556
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/33	515	607
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/37	3,250	3,780
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/27	1,000	1,116
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/28	1,000	1,107
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/30	1,000	1,100
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/35	2,300	2,528
Rio Hondo CA Community College District GO	0.000%	8/1/31	2,010	1,299
Riverside CA Community College District GO	0.000%	8/1/27	2,755	2,071
Riverside CA Community College District GO	0.000%	8/1/28	1,650	1,180

Riverside CA Community College District GO	5.000%	8/1/28	3,080	3,593
Riverside CA Electric Revenue	5.000%	10/1/24 (4)	1,000	1,019
Riverside CA Electric Revenue	5.000%	10/1/25 (4)	2,000	2,039
Riverside CA Electric Revenue	5.000%	10/1/26 (4)	2,500	2,548
Riverside CA Electric Revenue	5.000%	10/1/27 (4)	3,570	3,639
1 Riverside CA Electric Revenue TOB VRDO	1.590%	9/7/18	2,500	2,500
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	9/1/29	1,265	1,435
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	9/1/31	1,045	1,181
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/31 (4)	2,930	3,298
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/32 (4)	3,075	3,456
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	9/1/33	1,055	1,190
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/33 (4)	1,230	1,379
1 Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue TOB VRDO	1.660%	9/7/18 (15)	5,000	5,000
Riverside CA Sewer Revenue	5.000%	8/1/20	1,685	1,795
Riverside CA Sewer Revenue	5.000%	8/1/21	2,000	2,185
Riverside CA Sewer Revenue	5.000%	8/1/22	2,160	2,413
Riverside CA Sewer Revenue	5.000%	8/1/23	3,760	4,286
Riverside CA Sewer Revenue	5.000%	8/1/24	2,020	2,341
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/19	1,220	1,261
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/20	1,280	1,360
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/23	1,410	1,559
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/25	1,555	1,698
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/26	1,615	1,762
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/27	1,710	1,866
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/19	3,660	3,752
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/25 (14)	6,835	5,611
Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/28	500	545
Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/30	1,070	1,155
Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/32	1,150	1,224
Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/35	1,930	2,034
Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/36	2,010	2,112
Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/37	1,000	1,048
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/22	1,800	2,014

	Riverside County CA Public Financing Authority
	Lease Revenue	5.000%	11/1/23	2,030	2,317
	Riverside County CA Public Financing Authority
	Lease Revenue	5.000%	11/1/24	1,735	2,001
	Riverside County CA Public Financing Authority
	Lease Revenue	5.000%	11/1/30	9,885	11,348
	Riverside County CA Public Financing Authority
	Lease Revenue	5.000%	11/1/32	10,620	12,162
	Riverside County CA Public Financing Authority
	Tax Allocation Revenue	4.000%	10/1/18	325	326
	Riverside County CA Public Financing Authority
	Tax Allocation Revenue	4.000%	9/1/19	2,560	2,622
	Riverside County CA Public Financing Authority
	Tax Allocation Revenue	5.000%	10/1/19	225	233
	Riverside County CA Public Financing Authority
	Tax Allocation Revenue	5.000%	9/1/20	2,665	2,831
	Riverside County CA Public Financing Authority
	Tax Allocation Revenue	5.000%	10/1/20	375	399
	Riverside County CA Public Financing Authority
	Tax Allocation Revenue	5.000%	9/1/21 (4)	2,550	2,778
	Riverside County CA Public Financing Authority
	Tax Allocation Revenue	5.000%	10/1/21	250	273
	Riverside County CA Public Financing Authority
	Tax Allocation Revenue	5.000%	9/1/22 (4)	1,830	2,035
	Riverside County CA Public Financing Authority
	Tax Allocation Revenue	5.000%	10/1/22	350	390
	Riverside County CA Public Financing Authority
	Tax Allocation Revenue	5.000%	9/1/23 (4)	2,445	2,778
	Riverside County CA Public Financing Authority
	Tax Allocation Revenue	5.000%	10/1/33 (15)	3,535	4,044
	Riverside County CA Public Financing Authority
	Tax Allocation Revenue	5.000%	10/1/35 (15)	1,195	1,360
	Riverside County CA Redevelopment Successor
	Agency Tax Allocation Revenue	4.000%	10/1/18 (4)	500	501
	Riverside County CA Redevelopment Successor
	Agency Tax Allocation Revenue	5.000%	10/1/19 (4)	1,000	1,035
	Riverside County CA Redevelopment Successor
	Agency Tax Allocation Revenue	5.000%	10/1/21 (4)	1,150	1,257
13	Riverside County CA Redevelopment Successor
	Agency Tax Allocation Revenue	0.000%	10/1/22 (15)	375	356
	Riverside County CA Redevelopment Successor
	Agency Tax Allocation Revenue	5.000%	10/1/22 (4)	1,320	1,474
	Riverside County CA Redevelopment Successor
	Agency Tax Allocation Revenue	5.000%	10/1/23 (4)	1,905	2,167
	Riverside County CA Redevelopment Successor
	Agency Tax Allocation Revenue	5.000%	10/1/24 (4)	2,005	2,316
	Riverside County CA Redevelopment Successor
	Agency Tax Allocation Revenue	5.000%	10/1/25 (4)	1,440	1,685
13	Riverside County CA Redevelopment Successor
	Agency Tax Allocation Revenue	0.000%	10/1/27 (15)	520	520
	Riverside County CA Redevelopment Successor
	Agency Tax Allocation Revenue	5.000%	10/1/27 (4)	1,160	1,346
13	Riverside County CA Redevelopment Successor
	Agency Tax Allocation Revenue	0.000%	10/1/30 (15)	750	740
13	Riverside County CA Redevelopment Successor
	Agency Tax Allocation Revenue	0.000%	10/1/32 (15)	590	578

13	Riverside County CA Redevelopment Successor
	Agency Tax Allocation Revenue	0.000%	10/1/37 (15)	1,015	980
	Riverside County CA Transportation
	Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	3,000	3,471
	Riverside County CA Transportation
	Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	4,075	4,715
	Riverside County CA Transportation
	Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	3,000	3,471
	Riverside County CA Transportation
	Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	2,000	2,314
	Riverside County CA Transportation
	Commission Sales Tax Revenue	5.000%	6/1/37	4,900	5,755
	Riverside County CA Transportation
	Commission Toll Revenue	0.000%	6/1/22	2,500	2,251
	Riverside County CA Transportation
	Commission Toll Revenue	0.000%	6/1/23	3,630	3,152
	Riverside County CA Transportation
	Commission Toll Revenue	0.000%	6/1/24	6,985	5,825
	Riverside County CA Transportation
	Commission Toll Revenue	0.000%	6/1/31	5,000	3,045
	Riverside County CA Transportation
	Commission Toll Revenue	0.000%	6/1/32	4,000	2,331
	Riverside County CA Transportation
	Commission Toll Revenue	0.000%	6/1/33	5,500	3,059
	Riverside County CA Transportation
	Commission Toll Revenue	0.000%	6/1/34	3,500	1,856
	Rocklin CA Unified School District GO	0.000%	8/1/23 (14)	7,030	6,263
	Rocklin CA Unified School District GO	0.000%	8/1/24 (14)	2,965	2,572
	Roseville CA Financing Authority Electric
	System Revenue	5.000%	2/1/20 (Prere.)	6,120	6,418
	Roseville CA Financing Authority Electric
	System Revenue	5.000%	2/1/29	330	387
	Roseville CA Financing Authority Electric
	System Revenue	5.000%	2/1/30	200	235
	Roseville CA Financing Authority Electric
	System Revenue	5.000%	2/1/30	770	881
	Roseville CA Financing Authority Electric
	System Revenue	5.000%	2/1/31	530	605
	Roseville CA Financing Authority Electric
	System Revenue	5.000%	2/1/32	250	290
	Roseville CA Financing Authority Electric
	System Revenue	5.000%	2/1/32	1,310	1,489
	Roseville CA Financing Authority Electric
	System Revenue	5.000%	2/1/33	350	403
	Roseville CA Financing Authority Electric
	System Revenue	5.000%	2/1/33	1,000	1,132
	Roseville CA Financing Authority Electric
	System Revenue	5.000%	2/1/34	250	287
	Roseville CA Financing Authority Electric
	System Revenue	5.000%	2/1/34	3,425	3,864
	Roseville CA Financing Authority Electric
	System Revenue	4.000%	2/1/36	4,530	4,737
	Roseville CA Financing Authority Special Tax
	Revenue	3.000%	9/1/18	500	500
	Roseville CA Financing Authority Special Tax
	Revenue	4.000%	9/1/19	850	872

Roseville CA Financing Authority Special Tax
Revenue	4.000%	9/1/20	550	575
Roseville CA Financing Authority Special Tax
Revenue	4.000%	9/1/21	700	744
Roseville CA Financing Authority Special Tax
Revenue	4.000%	9/1/22	1,000	1,079
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/23	550	627
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/24	1,100	1,275
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/27	1,100	1,320
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/29	750	890
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/30 (4)	2,000	2,361
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/31 (4)	2,665	3,130
Roseville CA Joint Union High School District
GO	0.000%	8/1/29 (4)	3,215	2,324
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/19	10,000	10,131
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	2,170	2,257
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/24	865	964
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/27	210	240
Roseville CA Special Tax Revenue	5.000%	9/1/20	1,055	1,117
Roseville CA Special Tax Revenue	5.000%	9/1/21	500	541
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/22 (15)	445	497
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/24 (15)	300	347
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/26 (15)	280	323
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/27 (15)	650	747
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/28 (15)	250	286
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/29 (15)	500	569
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/31 (15)	1,160	1,308
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/33 (15)	1,280	1,433
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/34 (15)	1,340	1,494

Sacramento CA City Financing Authority
Revenue	5.000%	12/1/19	3,990	4,155
Sacramento CA City Financing Authority
Revenue	4.000%	12/1/20	3,700	3,885
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/20	2,000	2,144
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/32 (15)	1,300	1,491
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/33 (15)	1,725	1,968
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/25 (14)	5,000	4,005
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/27 (14)	15,815	11,614
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/31 (14)	5,000	3,022
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/34 (14)	3,990	2,078
Sacramento CA City Unified School District GO	5.000%	7/1/20 (4)	500	532
Sacramento CA City Unified School District GO	5.000%	7/1/21 (4)	460	501
Sacramento CA City Unified School District GO	5.000%	7/1/22 (4)	770	859
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/19	1,155	1,189
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/20	1,250	1,336
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/21	1,000	1,095
Sacramento CA Financing Authority Lease
Revenue	5.000%	12/1/18	50	50
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/20	1,405	1,495
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/19	780	806
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/20	5,785	6,177
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/21	2,590	2,849
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/22	4,000	4,515
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/23	4,000	4,621
Sacramento CA Municipal Utility District
Revenue	5.250%	7/1/24 (2)	10,085	11,459
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/24	1,335	1,573
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/24	3,480	4,101
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25	5,455	6,117
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25	2,505	3,004
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25	1,500	1,799
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26	2,515	3,063
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26	2,000	2,435

Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27	4,905	5,609
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/28	2,000	2,280
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/28	1,540	1,919
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/30	6,435	7,166
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	405	431
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	925	984
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	975	1,038
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	1,100	1,171
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	1,155	1,229
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/22	680	721
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/28	1,575	1,665
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/29	1,660	1,754
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/30	1,875	1,979
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/31	1,970	2,078
Sacramento CA Transportation Authority Sales
Tax Revenue	5.000%	10/1/21	2,300	2,528
Sacramento CA Unified School District GO	3.000%	8/1/19 (4)	1,215	1,233
Sacramento CA Unified School District GO	3.000%	8/1/20 (4)	1,000	1,030
Sacramento CA Unified School District GO	4.000%	8/1/21 (4)	1,000	1,064
Sacramento CA Unified School District GO	4.000%	8/1/22 (4)	750	810
Sacramento CA Unified School District GO	5.000%	8/1/23 (4)	1,175	1,341
Sacramento CA Water Revenue	5.000%	9/1/27	3,210	3,637
Sacramento County CA Airport Revenue	5.000%	7/1/22	345	386
Sacramento County CA Airport Revenue	5.000%	7/1/22	1,000	1,119
Sacramento County CA Airport Revenue	5.000%	7/1/22	370	413
Sacramento County CA Airport Revenue	5.000%	7/1/22	380	424
Sacramento County CA Airport Revenue	5.000%	7/1/23	425	485
Sacramento County CA Airport Revenue	5.000%	7/1/23	1,000	1,142
Sacramento County CA Airport Revenue	5.000%	7/1/23	500	570
Sacramento County CA Airport Revenue	5.000%	7/1/23	345	393
Sacramento County CA Airport Revenue	5.000%	7/1/24	500	581
Sacramento County CA Airport Revenue	5.000%	7/1/24	1,000	1,162
Sacramento County CA Airport Revenue	5.000%	7/1/24	745	863
Sacramento County CA Airport Revenue	5.000%	7/1/24	245	284
Sacramento County CA Airport Revenue	5.000%	7/1/25	1,150	1,355
Sacramento County CA Airport Revenue	5.000%	7/1/25	750	883
Sacramento County CA Airport Revenue	5.000%	7/1/25	775	910
Sacramento County CA Airport Revenue	5.000%	7/1/25	1,000	1,174
Sacramento County CA Airport Revenue	5.000%	7/1/26	1,265	1,503
Sacramento County CA Airport Revenue	5.000%	7/1/26	1,180	1,402
Sacramento County CA Airport Revenue	5.000%	7/1/26	750	888
Sacramento County CA Airport Revenue	5.000%	7/1/26	1,080	1,279
Sacramento County CA Airport Revenue	5.000%	7/1/27	1,000	1,199

Sacramento County CA Airport Revenue	5.000%	7/1/27	1,795	2,145
Sacramento County CA Airport Revenue	5.000%	7/1/28	1,250	1,322
Sacramento County CA Airport Revenue	5.000%	7/1/28	385	466
Sacramento County CA Airport Revenue	5.000%	7/1/28	755	913
Sacramento County CA Airport Revenue	5.000%	7/1/28	1,410	1,699
Sacramento County CA Airport Revenue	5.000%	7/1/29	500	601
Sacramento County CA Airport Revenue	5.000%	7/1/29	500	601
Sacramento County CA Airport Revenue	5.000%	7/1/29	2,265	2,712
Sacramento County CA Airport Revenue	5.000%	7/1/30	5,240	5,540
Sacramento County CA Airport Revenue	5.000%	7/1/30	1,250	1,494
Sacramento County CA Airport Revenue	5.000%	7/1/30	1,120	1,339
Sacramento County CA Airport Revenue	5.000%	7/1/30	3,325	3,959
Sacramento County CA Airport Revenue	5.000%	7/1/31	500	595
Sacramento County CA Airport Revenue	5.000%	7/1/31	1,750	2,074
Sacramento County CA Airport Revenue	5.000%	7/1/32	1,175	1,392
Sacramento County CA Airport Revenue	5.000%	7/1/32	665	788
Sacramento County CA Airport Revenue	5.000%	7/1/32	1,500	1,770
Sacramento County CA Airport Revenue	5.000%	7/1/33	750	885
Sacramento County CA Airport Revenue	5.000%	7/1/35	1,000	1,138
Sacramento County CA Airport Revenue	5.000%	7/1/36	2,000	2,272
Sacramento County CA Airport Revenue	5.000%	7/1/36	1,250	1,461
Sacramento County CA Airport Revenue	5.000%	7/1/37	2,530	2,948
Saddleback Valley CA Unified School District
GO	4.000%	8/1/20	2,100	2,203
Saddleback Valley CA Unified School District
GO	4.000%	8/1/26	2,725	3,083
San Bernardino CA City Unified School District
GO	5.000%	8/1/20 (4)	765	813
San Bernardino CA City Unified School District
GO	5.000%	8/1/21 (4)	1,230	1,342
San Bernardino CA City Unified School District
GO	5.000%	8/1/22 (4)	1,525	1,702
San Bernardino CA City Unified School District
GO	5.000%	8/1/23 (4)	1,100	1,252
San Bernardino CA City Unified School District
GO	5.000%	8/1/24 (4)	1,400	1,592
San Bernardino CA City Unified School District
GO	5.000%	8/1/28 (4)	470	557
San Bernardino CA City Unified School District
GO	5.000%	8/1/29 (4)	550	648
San Bernardino CA City Unified School District
GO	5.000%	8/1/30 (4)	630	737
San Bernardino CA City Unified School District
GO	5.000%	8/1/31 (4)	230	267
San Bernardino CA Community College District
GO	0.000%	8/1/23 (4)	2,655	2,371
San Bernardino CA Community College District
GO	5.000%	8/1/24	4,375	4,987
San Bernardino CA Community College District
GO	5.000%	8/1/25	4,550	5,171
San Bernardino CA Community College District
GO	5.000%	8/1/26	4,150	4,708
San Bernardino CA Community College District
GO	0.000%	8/1/29	1,000	690
San Bernardino CA Community College District
GO	5.000%	8/1/29	5,000	5,774

San Bernardino CA Community College District
GO	0.000%	8/1/30	1,100	717
San Bernardino CA Community College District
GO	0.000%	8/1/31	1,000	616
San Bernardino CA Community College District
GO	4.000%	8/1/31	10,660	11,308
San Bernardino CA Community College District
GO	5.000%	8/1/31	8,370	9,604
San Bernardino CA Community College District
GO	0.000%	8/1/32	1,100	640
San Bernardino CA Community College District
GO	4.000%	8/1/32	12,010	12,717
San Bernardino CA Community College District
GO	0.000%	8/1/33	1,165	642
San Bernardino CA Community College District
GO	4.000%	8/1/33	5,000	5,273
San Bernardino County CA Medical Center COP	5.500%	8/1/22 (14)	8,940	9,972
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	3,355	3,694
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/29	860	1,026
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/31	2,000	2,357
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/32	1,750	2,057
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/34	1,500	1,749
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/35	1,500	1,744
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/36	1,500	1,737
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/37	1,000	1,156
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/38	1,150	1,325
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	3,380	3,704
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	9,830	10,772
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	5,000	5,479
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	2,000	2,192
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	8,670	9,501
San Diego CA Community College District GO	5.000%	8/1/28	4,100	4,581
San Diego CA Community College District GO	5.000%	8/1/31	1,000	1,130
San Diego CA Community College District GO	4.000%	8/1/32	23,000	25,013
San Diego CA Community College District GO	5.000%	8/1/32	2,150	2,427
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	4.000%	9/1/18	3,260	3,260
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	5.000%	9/1/20	3,465	3,681
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	1,825	1,871
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	3,000	3,075
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	6,000	6,151

San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	2,000	2,053
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/20	9,800	10,394
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/20 (Prere.)	5,000	5,317
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/21	5,765	6,305
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/23	10,080	11,594
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/34	5,000	5,843
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/35	5,150	6,003
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/36	5,000	5,809
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/19 (Prere.)	4,215	4,351
San Diego CA Public Facilities Financing
Authority Water Revenue	5.125%	8/1/19 (Prere.)	5,000	5,167
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/20 (Prere.)	5,355	5,726
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/22	3,220	3,629
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/25	4,270	5,086
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/26	10,710	12,927
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/30	2,000	2,226
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/32	4,190	4,643
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/19	1,000	1,034
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/20	1,000	1,069
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/21	2,135	2,347
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/22	1,040	1,171
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/23	1,055	1,217
San Diego CA Unified School District GO	5.500%	7/1/20 (4)	9,490	10,166
San Diego CA Unified School District GO	5.000%	7/1/21	15,000	16,397
San Diego CA Unified School District GO	5.000%	7/1/22	1,580	1,771
San Diego CA Unified School District GO	5.500%	7/1/22 (4)	12,790	14,571
San Diego CA Unified School District GO	5.000%	7/1/24	1,735	2,028
San Diego CA Unified School District GO	4.000%	7/1/25	2,500	2,814
San Diego CA Unified School District GO	5.000%	7/1/25	1,695	2,015
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	1,130	1,379
San Diego CA Unified School District GO	0.000%	7/1/26	8,425	6,820
San Diego CA Unified School District GO	5.000%	7/1/26	20,040	23,659
San Diego CA Unified School District GO	5.500%	7/1/26 (4)	20,885	25,948
San Diego CA Unified School District GO	5.500%	7/1/26 (4)	7,565	9,399
San Diego CA Unified School District GO	0.000%	7/1/27	8,500	6,628
San Diego CA Unified School District GO	0.000%	7/1/28	8,000	5,983
San Diego CA Unified School District GO	5.000%	7/1/28	725	851

San Diego CA Unified School District GO	5.000%	7/1/28	6,535	7,679
San Diego CA Unified School District GO	0.000%	7/1/29	3,250	2,325
San Diego CA Unified School District GO	0.000%	7/1/29	1,250	884
San Diego CA Unified School District GO	5.000%	7/1/29	750	878
San Diego CA Unified School District GO	5.000%	7/1/29	3,315	3,955
San Diego CA Unified School District GO	0.000%	7/1/30	2,500	1,706
San Diego CA Unified School District GO	0.000%	7/1/30	10,255	6,997
San Diego CA Unified School District GO	0.000%	7/1/30	2,000	1,353
San Diego CA Unified School District GO	0.000%	7/1/30	2,170	1,481
San Diego CA Unified School District GO	0.000%	7/1/31	2,300	1,485
San Diego CA Unified School District GO	5.000%	7/1/31	1,200	1,400
San Diego CA Unified School District GO	5.000%	7/1/31	3,000	3,593
San Diego CA Unified School District GO	0.000%	7/1/32	2,000	1,230
San Diego CA Unified School District GO	4.000%	7/1/32	1,000	1,069
San Diego CA Unified School District GO	5.000%	7/1/32	3,000	3,577
San Diego CA Unified School District GO	4.000%	8/1/32	1,065	1,143
San Diego CA Unified School District GO	4.000%	7/1/33	2,000	2,130
San Diego CA Unified School District GO	5.000%	7/1/33	4,330	5,144
San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,180
San Diego CA Unified School District GO	4.000%	7/1/34	2,000	2,135
San Diego CA Unified School District GO	4.000%	7/1/35	3,600	3,800
San Diego CA Unified School District GO	4.000%	7/1/35	3,390	3,602
San Diego CA Unified School District GO	4.000%	8/1/35	1,855	1,962
San Diego CA Unified School District GO	4.000%	7/1/37	5,155	5,433
San Diego County CA COP	5.000%	10/15/24	2,125	2,493
San Diego County CA COP	5.000%	10/15/25	5,305	6,196
San Diego County CA COP	5.000%	10/15/26	2,590	3,004
San Diego County CA COP	5.000%	10/15/27	2,000	2,314
San Diego County CA COP	5.000%	10/15/28	1,400	1,615
San Diego County CA COP	5.000%	10/15/29	2,010	2,313
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/18	460	462
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/19	480	498
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/22	425	473
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	4.000%	11/1/23	1,665	1,805
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/24	775	890
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/26	1,145	1,320
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/28	1,950	2,226
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/30	1,705	1,934
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/23	3,915	4,144

San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/25	9,000	9,520
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	6,000	6,345
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	200	236
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/27	300	358
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,000	3,171
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	350	416
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/29	310	366
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/30	530	624
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/31	1,250	1,465
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/32	1,000	1,168
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/33	1,305	1,519
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/34	1,000	1,161
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/35	1,000	1,157
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/36	2,750	3,173
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/37	1,655	1,902
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/19 (Prere.)	2,420	2,456
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/19 (Prere.)	4,820	4,892
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/19 (Prere.)	4,285	4,349
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.500%	2/1/19 (Prere.)	5,780	5,878
San Diego County CA Regional Transportation
Commission Revenue	4.000%	4/1/21	30,010	31,904
San Diego County CA Water Authority Financing
Agency Water Revenue	5.000%	11/1/19 (Prere.)	2,000	2,082
San Diego County CA Water Authority Revenue	3.000%	5/1/21	5,000	5,187
San Diego County CA Water Authority Revenue	5.000%	5/1/26	2,075	2,495
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,000	5,406
San Diego County CA Water Authority Revenue	5.000%	5/1/32	10,010	11,766
San Diego County CA Water Authority Revenue	5.000%	5/1/35	13,795	16,059
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/21 (14)	6,725	7,383
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/22 (14)	7,075	7,986
San Dieguito CA Union High School District GO	4.000%	8/1/31	1,750	1,854

San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/28	1,685	1,979
San Francisco CA Bay Area Rapid Transit
District GO	4.000%	8/1/34	6,595	7,016
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/36	1,825	2,147
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/20	1,040	1,106
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/20 (Prere.)	9,570	10,173
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/22 (Prere.)	755	844
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/22 (Prere.)	690	771
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/22 (Prere.)	290	324
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/23	780	873
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/27	5,405	6,359
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/28	2,510	2,944
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/29	1,885	2,100
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/30	2,045	2,277
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/31	2,215	2,583
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/32	1,625	1,890
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/33	1,500	1,741
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/23	2,220	2,479
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/23	4,070	4,545
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/24	2,335	2,604
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/24	4,270	4,762
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/25	2,450	2,731
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/25	4,485	5,000
San Francisco CA City & County COP	5.000%	4/1/27	13,095	15,475
San Francisco CA City & County COP	4.000%	9/1/30	5,215	5,492
San Francisco CA City & County COP	4.000%	9/1/31	5,100	5,356
San Francisco CA City & County COP	4.000%	9/1/32	5,680	5,955
San Francisco CA City & County COP	4.000%	4/1/35	9,870	10,411
San Francisco CA City & County COP	4.000%	9/1/35	5,170	5,381
San Francisco CA City & County COP	4.000%	4/1/36	10,665	11,208
San Francisco CA City & County GO	5.000%	6/15/19	1,045	1,075
San Francisco CA City & County GO	5.000%	6/15/20	500	532
San Francisco CA City & County GO	5.000%	6/15/22	2,640	2,917
San Francisco CA City & County GO	5.000%	6/15/23	4,000	4,410
San Francisco CA City & County GO	5.000%	6/15/26	4,010	4,573
San Francisco CA City & County GO	5.000%	6/15/27	5,815	6,617

San Francisco CA City & County GO	4.000%	6/15/28	4,190	4,518
San Francisco CA City & County GO	4.000%	6/15/29	4,545	4,884
San Francisco CA City & County GO	4.000%	6/15/29	7,130	7,706
San Francisco CA City & County GO	4.000%	6/15/33	8,160	8,679
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/20 (Prere.)	2,135	2,255
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/20 (Prere.)	2,135	2,255
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/20 (14)	5,000	5,307
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	2,865	3,025
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,100	5,539
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	550	598
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	1,150	1,251
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	1,200	1,306
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	1,650	1,833
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	2,865	3,024
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	6,150	6,834
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/23	3,070	3,494
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/23	5,075	5,775
San Francisco CA City & County International
Airport Revenue	4.000%	5/1/24	5,775	6,377
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/24	3,245	3,756
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/24	1,800	2,083
San Francisco CA City & County International
Airport Revenue	4.000%	5/1/25	3,625	4,034
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	6,115	7,182
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	2,090	2,455
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27	1,950	2,294
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	2,175	2,540
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	2,305	2,490
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	7,625	8,427
San Francisco CA City & County International
Airport Revenue	4.900%	5/1/29	8,325	8,626
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	1,755	2,035
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	1,000	1,151

San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	4,790	5,164
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	635	727
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	5,045	5,433
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/26	5,865	6,994
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/26	1,795	2,141
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/27	1,885	2,242
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/30	13,170	14,724
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/34	9,495	11,038
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/34	3,550	4,212
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/35	9,980	11,567
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/35	5,070	5,996
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/35	2,200	2,602
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/36	10,495	12,112
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/36	4,665	5,491
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/37	2,500	2,936
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/38	3,970	4,652
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	10,000	10,409
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	2,705	2,816
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	2,960	3,081
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	1,000	1,041
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	2,555	2,659
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	440	457
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19	1,020	1,063
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/20	2,010	2,160
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/21 (Prere.)	10,335	11,405
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/21 (Prere.)	11,000	12,139
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/21	1,165	1,288
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	5,000	5,586

San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	5,730	6,402
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	9,000	10,055
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	3,020	3,374
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/22	925	1,048
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/23	1,425	1,652
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/23	4,245	4,920
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/24	1,000	1,179
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/24	4,560	5,375
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/25	6,035	7,158
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/27	1,000	1,157
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/27	7,755	9,124
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/28	10,235	11,460
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	2,640	3,070
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	3,830	4,454
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	1,830	2,128
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	5,355	6,278
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	3,300	3,825
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	4,025	4,665
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	1,925	2,231
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	3,510	3,885
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	12,685	14,787
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/30	3,660	4,000
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	3,470	4,013
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	4,230	4,892
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	2,025	2,342
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/31	2,000	2,348
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/31	14,015	15,640
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	3,650	4,213

San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	4,450	5,136
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	2,130	2,458
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,000	1,143
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/32	3,000	3,513
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	3,835	4,419
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	4,680	5,393
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	2,240	2,581
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	2,625	3,022
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	6,000	7,047
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	7,000	8,177
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/36	8,600	9,059
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/38	1,520	1,723
San Francisco CA City & County
Redevelopment Agency Community Facilities
District No. 7 Special Tax Revenue (Hunters
Point Shipyard Improvements)	5.000%	8/1/30	525	582
San Francisco CA City & County
Redevelopment Agency Community Facilities
District No. 7 Special Tax Revenue (Hunters
Point Shipyard Improvements)	5.000%	8/1/33	680	743
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/19	220	227
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/20	130	138
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/21	160	174
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/22	125	139
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/23	120	136
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	440	507

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	860	991
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	305	352
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	135	156
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/25	400	467
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/25	400	469
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/25	240	275
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/26	1,405	1,660
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/26	500	593
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/27	500	588
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/27	500	590
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/27	140	160
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/28	835	981
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/29	745	871
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/29	460	521

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/30	550	640
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/31	710	823
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/31	400	450
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	450	518
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	1,000	1,151
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	860	993
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	525	589
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/33	670	769
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/33	660	757
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/33	750	863
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	700	801
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	660	755
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	555	637
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	225	251

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/35	400	456
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/35	900	1,027
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/35	595	680
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/36	350	398
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/36	625	711
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/36	780	888
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21	2,030	2,222
San Francisco CA City & County Unified School
District GO	5.000%	6/15/24	1,080	1,262
San Francisco CA City & County Unified School
District GO	5.000%	6/15/27	6,475	7,442
San Francisco CA City & County Unified School
District GO	5.000%	6/15/28	10,170	11,677
San Francisco CA City & County Unified School
District GO	4.000%	6/15/30	1,270	1,317
San Francisco CA City & County Unified School
District GO	5.000%	6/15/31	7,965	8,392
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	5,300	5,534
San Francisco CA City & County Unified School
District GO	4.250%	6/15/33	4,000	4,209
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/29	1,585	1,780
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/32	2,170	2,425
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/33	3,025	3,376
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/34	1,640	1,846
San Joaquin County CA Transportation
Authority Revenue	4.000%	3/1/19	2,000	2,025
San Joaquin County CA Transportation
Authority Revenue	4.000%	3/1/20	1,020	1,057
San Joaquin County CA Transportation
Authority Revenue	4.000%	3/1/21	710	753
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/22	300	334

San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/33	7,085	8,385
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/34	1,345	1,587
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/35	5,750	6,766
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/22 (14)	570	524
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/23 (ETM)	16,000	14,688
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	7,140	6,122
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/25 (ETM)	14,750	12,748
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/29	4,375	4,889
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/34	2,435	2,678
San Jose CA Airport Revenue	5.000%	3/1/26	4,610	4,963
San Jose CA Airport Revenue	5.000%	3/1/29	200	234
San Jose CA Airport Revenue	5.000%	3/1/30	250	292
San Jose CA Airport Revenue	5.000%	3/1/33	500	576
San Jose CA Airport Revenue	5.000%	3/1/34	500	574
San Jose CA Airport Revenue	5.000%	3/1/36	3,000	3,430
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19	2,350	2,425
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (Prere.)	1,140	1,215
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (Prere.)	1,270	1,353
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20	3,255	3,466
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.125%	8/1/20 (Prere.)	570	609
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/20 (Prere.)	800	856
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/20 (Prere.)	1,355	1,453
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21	7,545	8,277
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/22	3,500	3,935
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23	5,000	5,745
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24	5,000	5,850
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/25	6,000	7,134
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/26	3,650	4,400
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/27	2,335	2,853
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/28	1,000	1,215
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/29	1,000	1,210

San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion & Renovation
Project)	6.125%	5/1/31	5,000	5,527
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/19	1,000	1,033
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/20	1,000	1,068
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/22	500	562
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/23	400	459
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/24	525	614
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/25	440	523
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/26	775	934
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/27	750	916
San Juan CA Unified School District GO	0.000%	8/1/25 (4)	10,000	8,429
San Juan CA Unified School District GO	0.000%	8/1/26 (4)	12,215	9,928
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/24 (15)	855	958
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/25 (15)	970	1,079
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/26 (15)	500	555
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/27 (15)	1,070	1,183
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/28 (15)	600	663
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/33 (15)	2,790	3,069
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/25 (4)	800	936
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/26 (4)	635	751
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/27 (4)	600	718
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/28 (4)	890	1,059
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/30 (4)	750	886
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/31 (4)	1,060	1,247
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/32 (4)	850	997
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/33 (4)	635	742
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/35 (4)	1,000	1,162
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/36 (4)	1,325	1,533
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/37 (4)	1,750	2,020
San Marcos CA Unified School District GO	0.000%	8/1/25	2,300	1,916
San Marcos CA Unified School District GO	5.000%	8/1/29	2,110	2,518

San Marcos CA Unified School District GO	0.000%	8/1/30	2,000	1,348
San Marcos CA Unified School District GO	5.000%	8/1/30	4,020	4,768
San Marcos CA Unified School District GO	0.000%	8/1/31	2,000	1,288
San Marcos CA Unified School District GO	5.000%	8/1/31	3,015	3,555
San Marcos CA Unified School District GO	0.000%	8/1/32	2,500	1,543
San Marcos CA Unified School District GO	4.000%	8/1/32	300	322
San Marcos CA Unified School District GO	5.000%	8/1/34	3,535	4,114
San Marcos CA Unified School District GO	5.000%	8/1/35	4,000	4,638
San Marcos CA Unified School District GO	5.000%	8/1/36	3,375	3,899
San Marcos CA Unified School District GO	4.000%	8/1/37	4,000	4,221
San Marcos CA Unified School District GO	4.000%	8/1/38	9,140	9,623
San Mateo CA Union High School District GO	0.000%	9/1/23 (Prere.)	2,725	2,365
San Mateo CA Union High School District GO	5.000%	9/1/23 (Prere.)	1,315	1,511
San Mateo CA Union High School District GO	5.000%	9/1/23 (Prere.)	725	833
San Mateo CA Union High School District GO	0.000%	9/1/24	2,665	2,267
San Mateo CA Union High School District GO	5.000%	9/1/30	1,285	1,463
San Mateo CA Union High School District GO	5.000%	9/1/31	715	813
San Mateo CA Union High School District GO	4.000%	9/1/32	3,155	3,369
San Mateo CA Union High School District GO	4.000%	9/1/33	1,950	2,083
San Mateo CA Union High School District GO	4.000%	9/1/33	3,540	3,782
San Mateo CA Union High School District GO	4.000%	9/1/35	1,585	1,677
San Mateo County CA Community College
District GO	0.000%	9/1/21 (14)	4,645	4,403
San Mateo County CA Community College
District GO	0.000%	9/1/22 (14)	5,675	5,248
San Mateo County CA Community College
District GO	0.000%	9/1/24 (14)	2,825	2,477
San Mateo County CA Community College
District GO	0.000%	9/1/25 (14)	4,000	3,400
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/23	1,000	1,145
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/27	2,000	2,301
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/20	3,095	3,242
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/21	1,000	1,066
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/22	1,335	1,497
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/23	1,505	1,726
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/33	5,000	5,373
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/20	770	805
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/20	750	797
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/21	1,385	1,514

San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/22	600	651
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/22	785	881
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/23	1,520	1,677
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/23	855	982
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/24	750	838
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/24	1,250	1,465
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/25	1,245	1,483
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/31	1,365	1,587
San Mateo-Foster City CA School District GO	4.000%	8/1/19	1,000	1,024
San Mateo-Foster City CA School District GO	4.000%	8/1/34	1,580	1,674
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/22 (4)	1,000	1,109
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/23 (4)	1,250	1,414
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/27 (4)	1,770	2,001
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/28 (4)	1,860	2,091
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/30 (4)	2,275	2,538
San Rafael CA Elementary School District
Capital Appreciation GO	0.000%	8/1/29 (14)	2,000	1,406
San Rafael CA High School District GO	0.000%	8/1/26 (14)	3,280	2,651
San Rafael CA High School District GO	0.000%	8/1/29 (14)	6,505	4,641
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/25 (2)	1,020	838
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/27 (2)	1,700	1,285
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/28 (2)	1,800	1,302
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/25 (15)	1,520	1,760
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/26 (15)	1,595	1,828
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/27 (15)	1,670	1,906
San Ramon Valley CA Unified School District
GO	4.000%	8/1/32	2,000	2,133
San Ysidro CA School District COP	5.000%	9/1/27 (15)	100	111
San Ysidro CA School District COP	5.000%	9/1/31 (15)	200	221
San Ysidro CA School District COP	5.000%	9/1/34 (15)	200	220
San Ysidro CA School District COP	5.000%	9/1/37 (15)	320	351
San Ysidro CA School District GO	0.000%	8/1/26 (14)	4,770	3,674
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	4.000%	8/1/20	700	735
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	5.000%	8/1/21	125	137
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	5.000%	8/1/22	100	112

Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	5.000%	8/1/23	100	115
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	5.000%	8/1/24	130	152
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	5.000%	8/1/25	150	178
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	5.000%	8/1/26	200	241
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	5.000%	8/1/27	250	305
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	4.000%	8/1/28	275	305
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	4.000%	8/1/29	350	386
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	4.000%	8/1/30	500	546
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	4.000%	8/1/31	500	541
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	4.000%	8/1/32	500	537
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	4.000%	8/1/33	750	800
Santa Ana CA Community Redevelopment
Agency Tax Allocation Revenue (South Main
Street)	5.000%	9/1/18 (14)	2,685	2,685
Santa Ana CA Unified School District COP	0.000%	4/1/32 (4)	1,750	1,062
Santa Ana CA Unified School District GO	0.000%	8/1/31 (14)	3,775	2,412
Santa Barbara CA Unified School District GO	4.000%	8/1/30	840	922
Santa Barbara CA Unified School District GO	4.000%	8/1/30	300	329
Santa Clara CA Electric Revenue	5.000%	7/1/30	1,000	1,088
Santa Clara CA Electric Revenue	5.250%	7/1/32	2,525	2,764
Santa Clara CA Unified School District GO	5.000%	7/1/20 (Prere.)	4,115	4,374
Santa Clara CA Unified School District GO	5.000%	7/1/20 (Prere.)	3,775	4,013
Santa Clara CA Unified School District GO	5.000%	7/1/20 (Prere.)	4,405	4,683
Santa Clara CA Unified School District GO	5.000%	7/1/20 (Prere.)	4,715	5,012
Santa Clara CA Unified School District GO	5.000%	7/1/21	2,290	2,507
Santa Clara CA Unified School District GO	5.000%	7/1/22	2,060	2,313
Santa Clara CA Unified School District GO	5.000%	7/1/23	2,185	2,510
Santa Clara CA Unified School District GO	5.000%	7/1/25	3,595	4,187
Santa Clara CA Unified School District GO	5.000%	7/1/25	3,120	3,634
Santa Clara CA Unified School District GO	4.000%	7/1/29	6,650	7,236
Santa Clara CA Unified School District GO	4.000%	7/1/29	8,235	8,961
Santa Clara CA Unified School District GO	4.000%	7/1/30	8,800	9,498
Santa Clara CA Unified School District GO	4.000%	7/1/33	8,750	9,324
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/20	4,215	4,469
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/21	5,770	6,303
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/22	6,060	6,794
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/22	4,090	4,585
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/24	6,260	7,310
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/25	6,510	7,728

Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/26	6,800	7,993
Santa Clara County CA GO	5.000%	8/1/28	8,830	9,817
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/22	710	798
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/23	375	432
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/24	275	322
Santa Clara Valley CA Joint Powers Authority
Revenue	4.000%	8/1/25	615	686
Santa Clara Valley CA Joint Powers Authority
Revenue	4.000%	8/1/26	660	741
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/29	545	643
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/30	1,200	1,401
Santa Clara Valley CA Water District COP	4.000%	6/1/19	1,000	1,020
Santa Clara Valley CA Water District COP	5.000%	6/1/20	575	611
Santa Clara Valley CA Water District COP	5.000%	6/1/21	525	572
Santa Clara Valley CA Water District COP	5.000%	6/1/22	550	615
Santa Clara Valley CA Water District COP	5.000%	6/1/23	760	869
Santa Clarita CA Community College District
GO	0.000%	8/1/29 (4)	2,480	1,775
Santa Clarita CA Community College District
GO	5.000%	8/1/32	5,450	6,003
Santa Monica CA Community College District
GO	0.000%	8/1/24	4,500	3,925
Santa Monica CA Community College District
GO	0.000%	8/1/26	11,025	8,982
Santa Monica CA Community College District
GO	4.000%	8/1/30	2,000	2,126
Santa Monica CA Community College District
GO	5.000%	8/1/30	500	607
Santa Monica CA Community College District
GO	5.000%	8/1/31	600	724
Santa Monica CA Community College District
GO	4.000%	8/1/32	2,565	2,709
Santa Monica CA Community College District
GO	5.000%	8/1/32	500	602
Santa Monica CA Community College District
GO	4.000%	8/1/33	500	541
Santa Monica CA Community College District
GO	4.000%	8/1/33	3,510	3,691
Santa Monica CA Community College District
GO	4.000%	8/1/34	635	685
Santa Monica-Malibu CA Unified School District
GO	5.000%	7/1/29	200	240
Santa Monica-Malibu CA Unified School District
GO	5.000%	7/1/30	250	299
Santa Monica-Malibu CA Unified School District
GO	5.000%	7/1/31	350	417
Santa Monica-Malibu CA Unified School District
GO	4.000%	8/1/31	1,600	1,735
Santa Monica-Malibu CA Unified School District
GO	5.000%	7/1/32	250	297

Santa Monica-Malibu CA Unified School District
GO	5.000%	7/1/33	250	296
Santa Monica-Malibu CA Unified School District
GO	4.000%	8/1/33	1,150	1,237
Santa Monica-Malibu CA Unified School District
GO	5.000%	7/1/34	315	372
Santa Monica-Malibu CA Unified School District
GO	5.000%	7/1/35	350	412
Santa Monica-Malibu CA Unified School District
GO	4.000%	7/1/36	430	460
Santa Monica-Malibu CA Unified School District
GO	4.000%	7/1/37	465	496
Santa Rosa CA High School District GO	5.000%	5/1/19	2,040	2,089
Santa Rosa CA High School District GO	5.000%	5/1/20	1,150	1,218
Santa Rosa CA High School District GO	5.000%	8/1/28 (4)	500	594
Santa Rosa CA High School District GO	5.000%	8/1/30 (4)	800	942
Santa Rosa CA High School District GO	5.000%	8/1/32 (4)	800	935
Santa Rosa CA High School District GO	5.000%	8/1/34 (4)	965	1,121
Santa Rosa CA High School District GO	5.000%	8/1/35 (4)	750	869
Santa Rosa CA Wastewater Revenue	5.000%	9/1/21	1,300	1,426
Santa Rosa CA Wastewater Revenue	5.000%	9/1/22	1,130	1,269
Santa Rosa CA Wastewater Revenue	5.000%	9/1/23	945	1,084
Santa Rosa CA Wastewater Revenue	5.000%	9/1/24	865	1,010
Santa Rosa CA Wastewater Revenue	5.000%	9/1/25	815	967
Santa Rosa CA Wastewater Revenue	5.000%	9/1/26	855	1,035
Santa Rosa CA Wastewater Revenue	0.000%	9/1/28 (4)	11,095	8,144
Santa Rosa CA Wastewater Revenue	5.000%	9/1/29	2,870	3,190
Santa Rosa CA Wastewater Revenue	5.000%	9/1/30	3,055	3,392
Santa Rosa CA Wastewater Revenue	5.000%	9/1/33	1,425	1,577
Santee CA CDC Successor Agency Tax
Allocation Revenue	4.000%	8/1/20	590	617
Santee CA CDC Successor Agency Tax
Allocation Revenue	4.000%	8/1/21	600	636
Santee CA CDC Successor Agency Tax
Allocation Revenue	5.000%	8/1/22	570	634
Shasta-Tehama-Trinity CA Joint Community
College District GO	5.000%	8/1/31	300	356
Shasta-Tehama-Trinity CA Joint Community
College District GO	5.000%	8/1/32	275	324
Shasta-Tehama-Trinity CA Joint Community
College District GO	4.000%	8/1/36	700	744
Shasta-Tehama-Trinity CA Joint Community
College District GO	4.000%	8/1/37	1,000	1,058
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/19	2,040	2,115
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/20 (15)	2,120	2,260
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/20	350	374
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/21	725	795
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/24	1,000	1,172
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/28	1,000	1,171
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/35	1,000	1,149

Simi Valley CA Unified School District GO	5.000%	8/1/20	1,500	1,601
Simi Valley CA Unified School District GO	5.000%	8/1/21	1,220	1,337
Simi Valley CA Unified School District GO	5.000%	8/1/22	1,500	1,684
Simi Valley CA Unified School District GO	5.000%	8/1/23	2,500	2,870
Simi Valley CA Unified School District GO	5.000%	8/1/24	3,455	4,040
Simi Valley CA Unified School District GO	5.000%	8/1/25	2,785	3,311
Simi Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,030	2,394
Simi Valley CA Unified School District GO	5.000%	8/1/26	2,025	2,442
Simi Valley CA Unified School District GO	0.000%	8/1/27 (4)	2,900	2,201
Simi Valley CA Unified School District GO	0.000%	8/1/28 (4)	4,785	3,484
Simi Valley CA Unified School District GO	4.000%	8/1/36	1,240	1,312
Simi Valley CA Unified School District GO	4.000%	8/1/37	1,320	1,391
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/29	2,120	2,284
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/32	2,655	2,851
Solano County CA Community College District
GO	0.000%	8/1/21 (14)	985	932
Sonoma County CA Transportation Authority
Sales Tax Revenue	5.000%	12/1/20	1,405	1,513
Sonoma County CA Transportation Authority
Sales Tax Revenue	5.000%	12/1/22	2,445	2,771
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/23	1,000	1,106
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/25	1,250	1,383
South San Francisco CA Unified School District
GO	4.000%	9/1/33	2,010	2,140
Southern California Public Power Authority
Revenue	5.000%	1/1/19 (Prere.)	4,500	4,553
Southern California Public Power Authority
Revenue	5.000%	7/1/23	500	505
Southern California Public Power Authority
Revenue	5.000%	7/1/25	6,760	7,932
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	10,601
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,295
Southern California Public Power Authority
Revenue	5.000%	7/1/30	10,750	11,376
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.250%	1/1/20 (Prere.)	6,950	7,292
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/20	1,250	1,330
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/21	1,000	1,094
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/23	4,000	4,367
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/24	2,375	2,591
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/25	1,675	1,826
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/26	1,250	1,361
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/27	1,000	1,088

Southern California Public Power Authority
Revenue (Canyon Power Project) PUT	2.250%	5/1/21	38,000	38,247
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/28	3,500	3,710
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/29	2,500	2,647
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/30	2,500	2,645
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/28	5,000	5,207
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/29	5,000	5,204
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/18	1,040	1,045
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/23	5,530	6,218
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/24	5,000	5,682
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/25	7,025	8,055
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/26	3,525	4,084
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/28	2,265	2,618
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	4,830	5,714
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/19	1,000	1,033
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/20	1,000	1,067
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/22	900	1,014
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/23	1,350	1,556
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/24	700	822
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/25	805	962
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/26	750	889
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/27	1,340	1,581
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/29	1,500	1,755
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/30	1,120	1,304
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/31	1,470	1,707
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/32	2,410	2,788
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/33	2,325	2,680
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/34	3,400	3,908

	Southern California Water Replenishment
	District Financing Authority Revenue	5.000%	8/1/35	2,840	3,257
	Southern California Water Replenishment
	District Financing Authority Revenue	5.000%	8/1/36	3,000	3,430
	Southwestern California Community College
	District GO	0.000%	8/1/24	750	647
	Southwestern California Community College
	District GO	0.000%	8/1/25	1,090	894
	Southwestern California Community College
	District GO	0.000%	8/1/26	2,000	1,569
	Southwestern California Community College
	District GO	0.000%	8/1/27	2,000	1,499
	Southwestern California Community College
	District GO	0.000%	8/1/28	2,535	1,808
	Southwestern California Community College
	District GO	5.000%	8/1/28	175	211
	Southwestern California Community College
	District GO	5.000%	8/1/29	300	360
	Southwestern California Community College
	District GO	5.000%	8/1/29	1,000	1,182
	Southwestern California Community College
	District GO	5.000%	8/1/30	300	357
	Southwestern California Community College
	District GO	4.000%	8/1/31	275	298
	Southwestern California Community College
	District GO	4.000%	8/1/32	250	269
	Southwestern California Community College
	District GO	4.000%	8/1/32	1,000	1,077
	Southwestern California Community College
	District GO	4.000%	8/1/33	300	322
	Southwestern California Community College
	District GO	4.000%	8/1/33	2,150	2,305
	Southwestern California Community College
	District GO	4.000%	8/1/34	1,750	1,869
	Southwestern California Community College
	District GO	4.000%	8/1/35	1,500	1,594
	Southwestern California Community College
	District GO	4.000%	8/1/36	1,200	1,271
	Southwestern California Community College
	District GO	4.000%	8/1/37	2,385	2,515
	Southwestern California Community College
	District GO	4.000%	8/1/38	1,750	1,838
14	St. Helena CA Unified School District GO	0.000%	8/1/27	4,550	4,141
	State Center California Community College
	District GO	4.000%	8/1/34	1,000	1,068
	State Center California Community College
	District GO	4.000%	8/1/36	1,045	1,107
	State Center California Community College
	District GO	4.000%	8/1/37	1,000	1,055
	Stockton CA Public Financing Authority
	Revenue	4.000%	9/2/20 (15)	580	606
	Stockton CA Public Financing Authority
	Revenue	4.000%	9/2/21 (15)	450	479
	Stockton CA Public Financing Authority
	Revenue	4.000%	9/2/22 (15)	950	1,025
	Stockton CA Public Financing Authority
	Revenue	4.000%	9/2/23 (15)	660	721

Stockton CA Public Financing Authority
Revenue	4.000%	9/2/24 (15)	1,050	1,154
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/25 (15)	1,100	1,216
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/26 (15)	1,145	1,271
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/22 (15)	1,000	1,120
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/23 (15)	1,015	1,159
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/24 (15)	1,000	1,161
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/25 (15)	1,250	1,441
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/26 (15)	1,375	1,580
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/27 (15)	1,250	1,431
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.125%	10/1/35	1,000	1,176
Stockton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/28 (4)	1,600	1,860
Stockton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/29 (4)	1,500	1,736
Stockton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/33 (4)	2,890	3,293
Stockton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/34 (4)	2,000	2,273
Stockton CA Unified School District GO	4.000%	8/1/19	3,470	3,550
Stockton CA Unified School District GO	5.000%	8/1/20	930	991
Stockton CA Unified School District GO	5.000%	8/1/21	2,185	2,381
Stockton CA Unified School District GO	5.000%	8/1/22	2,650	2,952
Stockton CA Unified School District GO	5.000%	7/1/23 (4)	1,110	1,232
Stockton CA Unified School District GO	5.000%	8/1/23	2,055	2,335
Stockton CA Unified School District GO	5.000%	7/1/24 (4)	1,570	1,741
Stockton CA Unified School District GO	5.000%	8/1/28 (15)	1,000	1,136
Stockton CA Unified School District GO	5.000%	8/1/29 (15)	600	679
Stockton CA Unified School District GO	4.000%	8/1/30 (4)	1,960	2,073
Stockton CA Unified School District GO	5.000%	8/1/30 (15)	1,555	1,754
Stockton CA Unified School District GO	5.000%	8/1/31 (15)	1,875	2,113
Stockton CA Unified School District GO	5.000%	8/1/32 (15)	2,060	2,316
Stockton CA Unified School District GO	5.000%	8/1/33 (15)	2,250	2,519
Stockton CA Unified School District GO	5.000%	8/1/34 (15)	2,105	2,354
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/23 (15)	1,060	1,208
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/25 (15)	1,000	1,150
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/26 (15)	1,200	1,376
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/27 (15)	1,360	1,553
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/28 (15)	1,280	1,456
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/29 (15)	2,255	2,553
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/30 (15)	1,000	1,128

	Sweetwater CA Unified School District GO	5.000%	8/1/23 (15)	1,090	1,241
	Sweetwater CA Unified School District GO	5.000%	8/1/24 (15)	1,000	1,158
	Sweetwater CA Unified School District GO	5.000%	8/1/27 (15)	7,000	8,005
	Sweetwater CA Unified School District GO	5.000%	8/1/28 (15)	8,000	9,134
	Sweetwater CA Unified School District GO	5.000%	8/1/35	5,000	5,663
	Tahoe-Truckee CA Unified School District GO	5.000%	8/1/24	100	117
	Tahoe-Truckee CA Unified School District GO	5.000%	8/1/25	200	238
	Tahoe-Truckee CA Unified School District GO	5.000%	8/1/26	330	398
	Temecula CA Development Agency Successor
	Agency Tax Allocation Revenue	2.000%	12/15/18	500	501
	Temecula CA Development Agency Successor
	Agency Tax Allocation Revenue	4.000%	12/15/19	500	514
	Temecula CA Development Agency Successor
	Agency Tax Allocation Revenue	4.000%	12/15/20	750	784
	Temecula CA Development Agency Successor
	Agency Tax Allocation Revenue	4.000%	12/15/21	1,495	1,582
	Temecula CA Development Agency Successor
	Agency Tax Allocation Revenue	5.000%	12/15/22	800	887
	Temecula CA Development Agency Successor
	Agency Tax Allocation Revenue	5.000%	12/15/23	1,395	1,568
	Temecula CA Development Agency Successor
	Agency Tax Allocation Revenue	5.000%	12/15/24	1,720	1,952
	Temecula CA Development Agency Successor
	Agency Tax Allocation Revenue	5.000%	12/15/25	1,795	2,055
	Temecula CA Development Agency Successor
	Agency Tax Allocation Revenue	5.000%	12/15/26	1,000	1,152
	Temecula CA Development Agency Successor
	Agency Tax Allocation Revenue	5.000%	12/15/27	1,000	1,158
	Temecula CA Development Agency Successor
	Agency Tax Allocation Revenue	5.000%	12/15/28 (4)	500	588
	Temecula CA Development Agency Successor
	Agency Tax Allocation Revenue	5.000%	12/15/29 (4)	500	586
	Temecula CA Development Agency Successor
	Agency Tax Allocation Revenue	5.000%	12/15/30 (4)	520	605
	Temecula CA Development Agency Successor
	Agency Tax Allocation Revenue	5.000%	12/15/31 (4)	1,000	1,157
	Temecula CA Development Agency Successor
	Agency Tax Allocation Revenue	5.000%	12/15/32 (4)	785	905
	Temecula CA Development Agency Successor
	Agency Tax Allocation Revenue	5.000%	12/15/33 (4)	1,650	1,894
	Temecula CA Development Agency Successor
	Agency Tax Allocation Revenue	5.000%	12/15/34 (4)	1,705	1,951
	Temecula CA Development Agency Successor
	Agency Tax Allocation Revenue	5.000%	12/15/35 (4)	2,620	2,976
	Temecula CA Development Agency Successor
	Agency Tax Allocation Revenue	5.000%	12/15/36 (4)	2,765	3,131
	Temecula CA Development Agency Successor
	Agency Tax Allocation Revenue	5.000%	12/15/37 (4)	2,350	2,655
15	Temecula Valley CA Unified School District GO	0.000%	8/1/32 (15)	2,000	2,027
	Tracy CA Community Development Agency
	Successor Agency Tax Allocation Revenue	5.000%	8/1/19	250	258
	Tracy CA Community Development Agency
	Successor Agency Tax Allocation Revenue	5.000%	8/1/20	250	266
	Tracy CA Community Development Agency
	Successor Agency Tax Allocation Revenue	5.000%	8/1/21	900	980
	Tracy CA Community Development Agency
	Successor Agency Tax Allocation Revenue	5.000%	8/1/23 (4)	400	454

Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/24 (4)	400	462
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/25 (4)	960	1,125
Tuolumne CA Wind Project Authority Revenue	5.250%	1/1/19 (Prere.)	5,115	5,178
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	1,620	1,692
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	2,105	2,199
Turlock CA Irrigation District Revenue	5.000%	1/1/21	2,185	2,283
Turlock CA Irrigation District Revenue	5.000%	1/1/22	3,310	3,457
Turlock CA Irrigation District Revenue	5.000%	1/1/28	7,020	7,515
Turlock CA Irrigation District Revenue	5.000%	1/1/29	6,400	6,850
Turlock CA Irrigation District Revenue	5.000%	1/1/30	7,770	8,314
Turlock CA Irrigation District Revenue	5.000%	1/1/37	5,615	6,405
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/22	1,390	1,540
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/23	750	848
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/24	760	867
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/25	2,820	3,233
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/26	2,300	2,602
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/27	3,915	4,387
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/29	3,640	4,040
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/30	3,500	3,873
Twin Rivers CA Unified School District GO	5.000%	8/1/19	1,645	1,698
Twin Rivers CA Unified School District GO	5.000%	8/1/19	600	619
Twin Rivers CA Unified School District GO	5.000%	8/1/20 (4)	475	506
Twin Rivers CA Unified School District GO	5.000%	8/1/20 (4)	750	799
Twin Rivers CA Unified School District GO	5.000%	8/1/21 (4)	550	600
Twin Rivers CA Unified School District GO	5.000%	8/1/21 (4)	850	928
Twin Rivers CA Unified School District GO	5.000%	8/1/22 (4)	515	575
Twin Rivers CA Unified School District GO	5.000%	8/1/22 (4)	625	698
Ukiah CA Unified School District GO	0.000%	8/1/25 (14)	3,175	2,610
Union CA Elementary School District GO	0.000%	9/1/29 (14)	1,335	965
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/31	1,820	2,099
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/32	1,360	1,566
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/33	3,000	3,444
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/35	1,250	1,428
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/36	1,000	1,140
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/23 (Prere.)	14,940	17,104

University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/23 (Prere.)	5,000	5,724
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/24	6,010	7,011
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/25	10,000	11,247
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/26	10,015	11,353
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/28	5,000	5,889
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/29	5,015	5,868
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/30	3,000	3,492
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/32	8,440	9,749
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/33	12,105	13,927
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/34	14,000	16,055
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/35	10,125	11,574
University of California Regents Medical Center
Pooled Revenue	4.500%	5/15/36	10,000	10,781
2 University of California Revenue	5.750%	5/15/19 (Prere.)	3,000	3,091
University of California Revenue	5.000%	5/15/20	8,275	8,755
University of California Revenue	5.000%	5/15/20	4,470	4,731
University of California Revenue	5.000%	5/15/21 (Prere.)	5,005	5,437
University of California Revenue	5.000%	5/15/21	3,270	3,572
University of California Revenue	5.000%	5/15/21 (Prere.)	1,570	1,705
University of California Revenue	5.000%	5/15/21 (Prere.)	4,675	5,078
University of California Revenue	5.000%	5/15/22	3,850	4,195
University of California Revenue	5.000%	5/15/22 (Prere.)	6,540	7,302
University of California Revenue	5.000%	5/15/23	2,010	2,309
University of California Revenue	5.000%	5/15/23 (Prere.)	650	744
University of California Revenue	5.000%	5/15/23 (Prere.)	4,695	5,375
University of California Revenue	5.000%	5/15/25	9,190	10,935
University of California Revenue	5.000%	5/15/25	2,670	3,182
University of California Revenue	4.000%	5/15/27	9,060	10,290
University of California Revenue	4.000%	5/15/27	3,820	4,335
University of California Revenue	5.000%	5/15/27	7,075	8,316
University of California Revenue	5.000%	5/15/27	6,225	6,758
University of California Revenue	4.000%	5/15/28	9,020	10,320
University of California Revenue	4.000%	5/15/28	7,110	8,122
University of California Revenue	5.000%	5/15/28	7,080	8,274
University of California Revenue	5.000%	5/15/28	9,190	10,765
University of California Revenue	5.000%	5/15/28	6,675	7,238
University of California Revenue	4.000%	5/15/29	13,390	15,183
University of California Revenue	4.000%	5/15/29	5,485	6,209
University of California Revenue	5.000%	5/15/29	2,060	2,507
University of California Revenue	4.000%	5/15/30	7,500	8,239
University of California Revenue	4.000%	5/15/30	7,705	8,444
University of California Revenue	5.000%	5/15/30	5,215	6,296
University of California Revenue	5.000%	5/15/30	750	846
University of California Revenue	5.000%	5/15/30	1,095	1,296
University of California Revenue	4.000%	5/15/31	5,270	5,733
University of California Revenue	5.000%	5/15/31	2,315	2,676

University of California Revenue	5.000%	5/15/31	15,015	17,764
University of California Revenue	5.000%	5/15/31	1,550	1,861
University of California Revenue	5.000%	5/15/32	7,490	8,266
University of California Revenue	5.000%	5/15/32	8,460	9,932
University of California Revenue	5.000%	5/15/32	10,050	11,839
University of California Revenue	5.000%	5/15/32	3,250	3,890
University of California Revenue	5.250%	5/15/32	5,000	5,792
University of California Revenue	4.000%	5/15/33	12,715	13,571
University of California Revenue	5.000%	5/15/33	12,000	14,085
University of California Revenue	5.000%	5/15/33	5,415	6,080
University of California Revenue	5.000%	5/15/33	15,470	17,369
University of California Revenue	5.000%	5/15/33	5,000	5,847
University of California Revenue	5.000%	5/15/33	5,910	7,046
University of California Revenue	5.000%	5/15/33	6,995	8,057
University of California Revenue	4.000%	5/15/34	10,000	10,509
University of California Revenue	4.000%	5/15/34	10,610	11,274
University of California Revenue	5.000%	5/15/34	12,800	14,970
University of California Revenue	5.000%	5/15/34	6,395	7,490
University of California Revenue	5.000%	5/15/34	15,900	17,822
University of California Revenue	5.000%	5/15/34	3,915	4,563
University of California Revenue	5.000%	5/15/34	1,500	1,781
University of California Revenue	4.000%	5/15/35	10,790	11,415
University of California Revenue	5.000%	5/15/35	11,290	13,157
University of California Revenue	5.000%	5/15/35	5,100	5,956
University of California Revenue	5.000%	5/15/35	1,910	2,219
University of California Revenue	5.000%	5/15/35	4,000	4,735
University of California Revenue	5.000%	5/15/36	15,750	18,288
University of California Revenue	5.000%	5/15/36	5,425	6,278
University of California Revenue	5.000%	5/15/36	6,000	6,987
University of California Revenue	5.000%	5/15/36	1,775	2,093
University of California Revenue	5.000%	5/15/37	14,585	17,157
University of California Revenue	5.000%	5/15/37	15,410	17,855
University of California Revenue	5.000%	5/15/37	11,710	13,597
University of California Revenue	5.000%	5/15/37	9,500	11,031
University of California Revenue	5.000%	5/15/37	4,905	5,752
University of California Revenue	5.000%	5/15/38	6,225	7,271
University of California Revenue	5.000%	5/15/38	22,075	25,906
University of California Revenue PUT	1.400%	5/15/21	4,800	4,719
University of California Revenue PUT	5.000%	5/15/23	52,095	59,515
Upland CA Community Facilities District No.
2003-2 Improvement Area No. 1 Special Tax
Revenue	5.000%	9/1/31	1,110	1,189
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/22	500	539
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/23	900	983
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/25	1,030	1,148
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/27	1,470	1,663
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/28	1,530	1,744
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/30	1,450	1,638
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/31	1,390	1,563

Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/33	1,710	1,907
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/34	1,500	1,667
Upland CA COP (San Antonio Regional
Hospital)	4.000%	1/1/35	2,025	2,064
Upland CA COP (San Antonio Regional
Hospital)	4.000%	1/1/36	1,000	1,016
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/22	600	669
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/23	865	985
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/24	1,325	1,533
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/25	1,390	1,580
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26	1,460	1,657
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/27	1,200	1,360
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/28	1,200	1,357
Ventura County CA Community College District
GO	5.000%	8/1/25	1,915	2,090
Ventura County CA Community College District
GO	5.000%	8/1/27	2,205	2,403
Ventura County CA Community College District
GO	0.000%	8/1/28	15,000	11,168
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/24	1,200	1,347
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/29	1,000	1,119
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/32	2,000	2,232
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	1,250	1,394
Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/20	500	529
Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/21	325	353
Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/22	400	446
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/35	5,990	6,970
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/18 (4)	400	400
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/19 (4)	300	311
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/20 (4)	275	293
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/21 (4)	265	289
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/22 (4)	335	373
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/23 (4)	400	454

Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/24 (4)	585	675
Vista CA Unified School District GO	5.000%	8/1/24	5,000	5,571
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	2,000	2,085
Walnut Valley CA Unified School District GO	5.000%	8/1/23	250	287
Walnut Valley CA Unified School District GO	5.000%	8/1/24	350	409
Washington Township CA Health Care District
GO	5.000%	8/1/23	170	194
Washington Township CA Health Care District
GO	4.000%	8/1/24	625	692
Washington Township CA Health Care District
GO	5.000%	8/1/25	1,425	1,684
Washington Township CA Health Care District
GO	5.000%	8/1/26	1,395	1,670
Washington Township CA Health Care District
Revenue	4.000%	7/1/19	445	452
Washington Township CA Health Care District
Revenue	5.000%	7/1/19	500	512
Washington Township CA Health Care District
Revenue	4.000%	7/1/20	375	387
Washington Township CA Health Care District
Revenue	5.000%	7/1/20	465	488
Washington Township CA Health Care District
Revenue	5.000%	7/1/21	350	375
Washington Township CA Health Care District
Revenue	4.000%	7/1/22	540	570
Washington Township CA Health Care District
Revenue	5.000%	7/1/22	725	791
Washington Township CA Health Care District
Revenue	5.000%	7/1/23	400	442
Washington Township CA Health Care District
Revenue	5.000%	7/1/23	570	630
Washington Township CA Health Care District
Revenue	5.000%	7/1/24	750	838
Washington Township CA Health Care District
Revenue	5.000%	7/1/24	610	681
Washington Township CA Health Care District
Revenue	4.000%	7/1/25	650	692
Washington Township CA Health Care District
Revenue	5.000%	7/1/25	775	872
Washington Township CA Health Care District
Revenue	5.000%	7/1/26	900	1,008
Washington Township CA Health Care District
Revenue	5.000%	7/1/26	785	887
Washington Township CA Health Care District
Revenue	5.000%	7/1/26	1,270	1,435
Washington Township CA Health Care District
Revenue	5.000%	7/1/27	430	486
Washington Township CA Health Care District
Revenue	5.000%	7/1/27	930	1,051
Washington Township CA Health Care District
Revenue	5.000%	7/1/29	1,005	1,132
Washington Township CA Health Care District
Revenue	5.000%	7/1/29	665	749
Washington Township CA Health Care District
Revenue	6.000%	7/1/29	1,000	1,026

Washington Township CA Health Care District
Revenue	5.000%	7/1/30	1,540	1,728
Washington Township CA Health Care District
Revenue	4.000%	7/1/32	1,000	1,013
Washington Township CA Health Care District
Revenue	5.000%	7/1/32	2,340	2,606
Washington Township CA Health Care District
Revenue	5.000%	7/1/33	2,175	2,414
Washington Township CA Health Care District
Revenue	4.000%	7/1/34	2,970	2,990
Washington Township CA Health Care District
Revenue	4.000%	7/1/36	1,935	1,939
West Basin CA Municipal Water District
Revenue	5.000%	8/1/22	2,010	2,254
West Contra Costa CA Unified School District
GO	5.000%	8/1/20	250	266
West Contra Costa CA Unified School District
GO	6.000%	8/1/26	5,000	6,355
West Contra Costa CA Unified School District
GO	0.000%	8/1/28 (14)	6,400	4,737
West Contra Costa CA Unified School District
GO	0.000%	8/1/30 (14)	6,235	4,208
West Contra Costa CA Unified School District
GO	5.000%	8/1/30	3,425	3,919
West Contra Costa CA Unified School District
GO	5.000%	8/1/31	5,690	6,503
West Contra Costa CA Unified School District
GO	5.000%	8/1/32	5,560	6,345
West Contra Costa CA Unified School District
GO	5.000%	8/1/32	1,825	2,113
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (12)	2,650	1,534
West Contra Costa CA Unified School District
GO	5.000%	8/1/33	3,265	3,718
West Contra Costa CA Unified School District
GO	5.000%	8/1/33	915	1,056
West Contra Costa CA Unified School District
GO	5.000%	8/1/33	1,020	1,177
West Contra Costa CA Unified School District
GO	5.000%	8/1/34	2,010	2,312
West Contra Costa CA Unified School District
GO	5.000%	8/1/34	1,070	1,231
West Contra Costa CA Unified School District
GO	5.000%	8/1/35	1,400	1,605
West Contra Costa CA Unified School District
GO	5.000%	8/1/35	1,000	1,147
Western CA Municipal Water District Revenue
PUT	1.500%	10/1/20	2,350	2,331
Western Placer CA Unified School District COP	3.000%	8/1/21 (4)	500	516
Western Placer CA Unified School District COP	3.000%	8/1/23 (4)	600	625
Western Placer CA Unified School District GO	4.000%	8/1/31 (15)	885	954
Western Placer CA Unified School District GO	4.000%	8/1/31 (15)	755	814
Western Placer CA Unified School District GO	4.000%	8/1/32 (15)	920	985
Western Placer CA Unified School District GO	4.000%	8/1/34 (15)	990	1,049
Western Placer CA Unified School District GO	4.000%	8/1/34 (15)	545	578
Western Placer CA Unified School District GO	4.000%	8/1/35 (15)	1,025	1,079
Western Placer CA Unified School District GO	4.000%	8/1/35 (15)	630	663

Western Placer CA Unified School District GO	4.000%	8/1/36 (15)	1,070	1,121
Westlands CA Water District Revenue	5.000%	9/1/21 (4)	750	819
Westlands CA Water District Revenue	5.000%	9/1/22 (4)	765	853
Westlands CA Water District Revenue	5.000%	9/1/24 (4)	1,000	1,112
Westlands CA Water District Revenue	5.000%	9/1/25 (4)	1,250	1,382
William S. Hart Union High School District
California GO	5.000%	9/1/25	1,835	2,053
William S. Hart Union High School District
California GO	5.000%	9/1/26	1,085	1,211
William S. Hart Union High School District
California GO	5.000%	9/1/27	1,585	1,767
William S. Hart Union High School District
California GO	0.000%	8/1/34 (4)	3,880	2,169
Yucaipa Valley CA Water District Water System
Revenue	5.000%	9/1/18	500	500
Yucaipa Valley CA Water District Water System
Revenue	5.000%	9/1/19	1,020	1,055
				13,817,665
Guam (0.2%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/20	750	795
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/21	1,125	1,215
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/22	1,500	1,649
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/20	540	567
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/21	400	428
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/22	500	546
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/28	2,115	2,280
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/29	5,035	5,489
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/33	4,000	4,318
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/35	4,450	4,785
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/36	1,450	1,590
Guam Power Authority Revenue	5.000%	10/1/22	1,605	1,733
Guam Power Authority Revenue	5.000%	10/1/26	1,810	1,978
Guam Power Authority Revenue	5.000%	10/1/30	1,470	1,583
				28,956
Total Tax-Exempt Municipal Bonds (Cost $13,586,084)				13,846,621
Other Assets and Liabilities-Net (0.8%)				112,914
Net Assets (100%)				13,959,535

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, the aggregate value of these securities was $152,896,000, representing 1.1% of net assets.
2 Securities with a value of $1,566,000 have been segregated as initial margin for open futures contracts.
3 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.
4 4.500% coupon rate will be effective August 2023.

5 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2018.
6 5.000% coupon rate will be effective February 2023.
7 5.700% coupon rate will be effective January 2024.
8 5.800% coupon rate will be effective January 2024.
9 5.900% coupon rate will be effective January 2024.
10 5.500% coupon rate will be effective January 2024.
11 5.875% coupon rate will be effective August 2023.
12 4.000% coupon rate will be effective February 2021.
13 5.000% coupon rate will be effective October 2021.
14 4.000% coupon rate will be effective August 2023.
15 4.300% coupon rate will be effective August 2019.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.

California Intermediate-Term Tax-Exempt Fund

(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2018	1,243	262,720	57
5-Year U.S. Treasury Note	December 2018	1,185	134,377	(119)
				(62)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2018	(690)	(88,352)	(216)
30-Year U.S. Treasury Bond	December 2018	(280)	(40,381)	(141)
10-Year U.S. Treasury Note	December 2018	(221)	(26,579)	8
				(349)
				(411)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

California Intermediate-Term Tax-Exempt Fund

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of August 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	13,846,621	—
Futures Contracts—Assets[1]	317	—	—
Futures Contracts—Liabilities[1]	(92)	—	—
Total	225	13,846,621	—
1 Represents variation margin on the last day of the reporting period.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: October 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: October 19, 2018

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 19, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.